As filed with the Securities and Exchange Commission
                                on April 30, 1999
                          Registration No. 333-________

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
--------------------------------------------------------------------------------
                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |X|
                         Pre-Effective Amendment No. ___                   |_|
                         Post-Effective Amendment No. ___                  |_|
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940       |_|
                                Amendment No. ___                          |_|
                        (Check appropriate box or boxes)
                            ------------------------

                            THE CAPITOL MUTUAL FUNDS
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                           --------------------------

       Registrant's Telephone Number, including Area Code: (800) 626-2275
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)

                                 With copies to:
        Robert M. Kurucza, Esq.                      Robert B. Carroll, Esq.
        Marco E. Adelfio, Esq.                       Brian F. McNally, Esq.
        Morrison & Foerster LLP                      BankAmerica Corporation
        2000 Pennsylvania Ave., N.W.                 One Bank of America Plaza
        Suite 5500                                   101 South Tryon Street
        Washington, D.C.  20006                      Charlotte, NC 28255-0001

It is proposed that this filing will become effective on May 30, 1999 pursuant to Rule 488.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant, without par value, has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed on July 10, 1998, the notice required by Rule 24f-2 for its fiscal year ended April 30, 1998 (File No. 33-33144; 811-6030).

                         NATIONS INSTITUTIONAL RESERVES
                              CROSS-REFERENCE SHEET

PART A
------

ITEM NO.      ITEM CAPTION                          PROSPECTUS CAPTION
--------      ------------                          ------------------

     1    Beginning of Registration           COVER PAGE OF REGISTRATION STATEMENT;
          Statement and Outside Front         CROSS-REFERENCE SHEET; FRONT COVER PAGE OF
          Cover Page of Prospectus            PROXY STATEMENT/PROSPECTUS

     2    Beginning and Outside Back          TABLE OF CONTENTS
          Cover Page of Prospectus

     3    Fee Table, Synopsis                 APPENDIX II -- EXPENSE SUMMARIES OF THE
          Information, and Risk Factors       FUNDS; SUMMARY -- ABOUT THE PROPOSED
                                              CONSOLIDATION; SUMMARY-- ABOUT THE PROPOSED
                                              CONSOLIDATION:  FEES AND EXPENSES; SUMMARY
                                              -- ABOUT THE PROPOSED CONSOLIDATION:  THE
                                              CONSOLIDATION AGREEMENT; SUMMARY -- ABOUT
                                              THE PROPOSED CONSOLIDATION:  PURPOSE OF
                                              THE CONSOLIDATION; SUMMARY -- ABOUT THE
                                              PROPOSED CONSOLIDATION:  OVERVIEW OF THE
                                              FUNDS; SUMMARY -- ABOUT THE PROPOSED
                                              CONSOLIDATION:  RISK FACTORS; SUMMARY --
                                              ABOUT THE PROPOSED CONSOLIDATION:  FEDERAL
                                              INCOME TAX CONSEQUENCES; SUMMARY -- ABOUT
                                              THE PROPOSED CONSOLIDATION:  BOARD
                                              CONSIDERATION; SUMMARY -- VOTING
                                              INFORMATION



     4        Information About the           THE CONSOLIDATION - DESCRIPTION OF THE
              Transaction                     CONSOLIDATION AGREEMENT; THE CONSOLIDATION
                                              - PURPOSE OF THE CONSOLIDATION;
                                              THE CONSOLIDATION - COMPARISON OF
                                              CORPORATE/TRUST STRUCTURE; THE
                                              CONSOLIDATION - CAPITALIZATION OF
                                              EACH FUND; THE CONSOLIDATION -
                                              COMPARISON OF INVESTMENT
                                              OBJECTIVES AND POLICIES; THE
                                              CONSOLIDATION - COMPARISON OF
                                              TOTAL EXPENSE RATIONS; THE
                                              CONSOLIDATION INVESTMENT ADVISER
                                              AND OTHER SERVICE PROVIDERS; THE
                                              CONSOLIDATION - SALES LOADS,
                                              SHAREHOLDER TRANSACTIONS AND
                                              SERVICES; THE CONSOLIDATION -
                                              DISTRIBUTION AND SHAREHOLDER
                                              SERVICING ARRANGEMENTS; THE
                                              CONSOLIDATION - FEDERAL INCOME TAX
                                              CONSEQUENCES; THE CONSOLIDATION -
                                              BOARD CONSIDERATIONS; THE
                                              CONSOLIDATION - OTHER INFORMATION

     5        Information About the           OTHER INFORMATION - HOW TO OBTAIN
              Registrant                      ADDITIONAL INFORMATION ABOUT THE FUNDS;
                                              OTHER INFORMATION - FINANCIAL STATEMENTS;
                                              OTHER INFORMATION - SHAREHOLDER INQUIRIES

     6        Information About the Company   OTHER INFORMATION - HOW TO OBTAIN
              Being Acquired                  ADDITIONAL INFORMATION ABOUT THE FUNDS;
                                              OTHER INFORMATION - FINANCIAL STATEMENTS;
                                              OTHER INFORMATION - SHAREHOLDER INQUIRIES


     7        Voting Information              INFORMATION RELATING TO VOTING MATTERS -
                                              GENERAL INFORMATION; INFORMATION RELATING
                                              TO VOTING MATTERS - QUORUM; INFORMATION
                                              RELATING TO VOTING MATTERS - ANNUAL
                                              MEETINGS AND SHAREHOLDER MEETINGS;
                                              INFORMATION RELATING TO VOTING MATTERS -
                                              SHAREHOLDER APPROVAL; INFORMATION RELATING
                                              TO VOTING MATTERS - OTHER BUSINESS

     8        Interest of Certain Persons     NOT APPLICABLE
              and Experts

     9        Additional Information          NOT APPLICABLE
              Required for Reoffering by
              Persons Deemed to be
              Underwriters



PART B
------

                                              STATEMENT OF ADDITIONAL
ITEM NO.      ITEM CAPTION                    INFORMATION CAPTION
--------      ------------                    -------------------

     10       Cover Page                      COVER PAGE

     11       Table of Contents               TABLE OF CONTENTS

     12       Additional Information About    INCORPORATION OF DOCUMENTS BY REFERENCE IN
              the Registrant                  STATEMENT OF ADDITIONAL INFORMATION

     13       Additional Information About    NOT APPLICABLE
              the Company Being Acquired

     14       Financial Statements            EXHIBITS TO STATEMENT OF ADDITIONAL
                                              INFORMATION

PART C
------

ITEM NO.
--------

   15-17 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

THE FOLLOWING ITEMS ARE HEREBY INCORPORATED BY REFERENCE INTO VARIOUS PARTS OF THIS REGISTRATION STATEMENT:

NATIONS INSTITUTIONAL RESERVES ("RESERVES")

From Post-Effective Amendment No. 22 of Reserves' Registration Statement, filed August 27, 1998 (SEC File Nos. 33-33144; 811-6030):

        Prospectuses for the Trust, Investor, Market and Daily Shares of Nations Cash Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves and the Marsico shares of Nations Cash Reserves, dated September 1, 1998, as supplemented.

        Statement of Additional Information for Nations Cash Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves, dated September 1, 1998.

The audited financial statements and related independent accountants' reports for the Nations Government Reserves and Nations Municipal Reserves, contained in the Annual Report for the fiscal year ended March 31, 1999.


NATIONS FUND TRUST ("NATIONS")

From Post-Effective Amendment No. 57 of Nations' Registration Statement, filed July 31, 1998 (SEC File Nos. 002-97817; 811-4305):

        Prospectuses for the Primary A, Primary B, Investor A, Investor B, Investor C, and Daily Shares of Nations Government Fund and Nations Tax-Exempt Fund, dated August 1, 1998, as supplemented.

        Statement of Additional Information for Nations Government Fund and Nations Tax-Exempt Fund, dated August 1, 1998.

The audited financial statements and related independent accountants' reports for the Nations Government Fund and Nations Tax-Exempt Fund, contained in the Annual Report for the fiscal year ended March 31, 1999.

NATIONS FUND, INC. ("NATIONS")

From Post-Effective Amendment No. 37 of Nations' Registration Statement, filed July 31, 1998 (SEC File Nos. 33-4038; 811-4614):

        Prospectuses for the Primary A, Primary B, Investor A, Investor B, Investor C, Daily and Marsico Shares of Nations Prime Fund, dated August 1, 1998, as supplemented.

        Prospectuses for the Primary A, Primary B, Investor A, Investor B, Investor C, and Daily Shares of Nations Treasury Fund, dated August 1, 1998, as supplemented.

        Statement of Additional Information for Nations Prime Fund and Nations Treasury Fund, dated August 1, 1998.

The audited financial statements and related independent accountants' reports for the Nations Prime Fund and Nations Treasury Fund, contained in the Annual Report for the fiscal year ended March 31, 1999.

                               NATIONS FUND, INC.
                               NATIONS FUND TRUST
                            One Bank of America Plaza
                             101 South Tryon Street
                         Charlotte, North Carolina 28255
                             TELEPHONE: 800-652-5096


                                                                    June 9, 1999

Dear Shareholder:

        On behalf of the Board of Directors of Nations Fund, Inc. and the Board of Trustees of Nations Fund Trust (together, the "Companies"), we are pleased to invite you to a special meeting of shareholders of the Companies' Nations Prime Fund, Nations Treasury Fund, Nations Government Money Market Fund and Nations Tax-Exempt Fund (collectively, the "Money Market Funds") to be held at 10:00 a.m. (Eastern time) on August 13, 1999, at One Bank of America Plaza, 33rd Floor, Charlotte, North Carolina (the "Meeting"). At the Meeting, you will be asked to approve the proposed consolidation (the "Consolidation") of your Money Market Fund into a corresponding money market fund of Nations Institutional Reserves (collectively, the "Reserves Money Market Funds").

        The Reserves Money Market Funds have substantially similar investment objectives and are managed in substantially the same way as their corresponding Money Market Funds. They are managed by the same investment adviser and investment sub-adviser, and have the same service providers. In addition, with the exception of Investor B shareholders of Nations Tax-Exempt Fund, their total operating expense ratios (after waivers) are the same as those of the shares you hold today, and the features and services that will be available to you following the Consolidation will be similar to those available to you today.

        The Consolidation is intended to benefit shareholders by:

o improving efficiency in the operation of the combined funds, including potentially achieving economies of scale and greater portfolio diversification;

o facilitating investment management, administration and marketing of the combined funds; and

o    eliminating duplicative shareholder costs and portfolio holdings.

        The Consolidation is also being proposed in connection with an effort to streamline the operations of the Nations Funds family, which currently includes six open-end registered investment companies, including the Companies. If the Consolidation is approved and other necessary approvals are obtained, the number of open-end registered investment companies would be reduced by two. Management believes that this streamlining could provide additional cost savings to Money Market Fund shareholders by potentially lowering expense ratios and enhancing returns.

        If shareholder approval is obtained and the other conditions to the Consolidation are satisfied, it is anticipated that the Money Market Funds will be consolidated into the Reserves Money Market Funds on or about August 20, 1999, when your Money Market Fund shares will be exchanged for shares of a designated class of a corresponding Reserves Money Market Fund of equal dollar value.

        THE COMPANIES' BOARDS OF DIRECTORS AND TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE TO APPROVE THE PROPOSED CONSOLIDATION.

        The formal Notice of Special Meeting, a Combined Proxy Statement/Prospectus and a Proxy Ballot are enclosed. The proposed Consolidation and the reasons for the unanimous recommendation of each of the Companies' Boards are discussed in more detail in the enclosed materials, which you should read carefully. If you have any questions about the Consolidation, please do not hesitate to contact the Companies at the toll-free number set forth above.

        We look forward to your attendance at the Meeting or receiving your Proxy Ballot(s) so that your shares may be voted at the Meeting.

                          Sincerely,

                          A. Max Walker
                          President and Chairman of the Boards of the Companies















YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU OWN. PLEASE VOTE BY RETURNING YOUR PROXY BALLOT(S) TODAY, EITHER IN THE ENCLOSED POSTAGE-PAID ENVELOPE OR BY TELEFACSIMILE AT (704) 388-2641. YOU MAY ALSO VOTE YOUR PROXY BY A TOLL-FREE PHONE CALL OR BY VOTING ON-LINE, AS INDICATED BELOW.



------------------------------------------------------------------------------------------------
Two Quick And Easy Ways To Vote Your Proxy

As a valued Time Horizon Funds shareholder, your proxy vote is important to us.
That's why we've made it faster and easier to vote your proxy at your convenience, 24 hours a day. After reviewing the enclosed Proxy
Statement/Prospectus ("Proxy Statement"), which outlines important issues affecting your funds, select one of the following quick and easy methods to register your vote - accurately and quickly.

Vote On-Line                                    Vote By Toll-Free Phone Call
1.  Read the enclosed Proxy Statement and       1.  Read the enclosed Proxy Statement and have
    have your Proxy Ballot(s)* at hand.             your Proxy Ballot(s)* at hand.
2.  Go to Web site www.proxyvote.com            2.  Call toll-free 1-800-690-6903.
3.  Enter the 12-digit Control Number found     3.  Enter the 12-digit Control Number found on
    on your Proxy Ballot(s).                        your Proxy Ballot(s).
4.  Cast your vote using the easy-to-follow     4.  Cast your vote using the easy-to-follow
    instructions.                                   instructions.

*   Do not mail the Proxy Ballot(s) if voting by Internet or telephone.
------------------------------------------------------------------------------------------------

                               NATIONS FUND TRUST
                               NATIONS FUND, INC.
                            One Bank of America Plaza
                             101 South Tryon Street
                         Charlotte, North Carolina 28255

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          To Be Held On August 13, 1999

To Nations Money Market Fund Shareholders:

        PLEASE TAKE NOTE THAT a special meeting of the shareholders (the "Meeting") of the Nations Government Money Market Fund and Nations Tax-Exempt Fund, each a series of Nations Fund Trust (the "Trust"), and Nations Prime Fund and Nations Treasury Fund, each a series of Nations Fund, Inc. (the "Company"), will be held at 10:00 a.m., Eastern time, on August 13, 1999, at One Bank of America Plaza, 33rd Floor, Charlotte, North Carolina, for purpose of considering and voting upon:

        ITEM 1. A proposed Agreement and Plan of Consolidation, dated as of June 2, 1999 (the "Consolidation Agreement"), by and among the Trust and the Company, on behalf of their respective money market funds (the "Money Market Funds"), and Nations Institutional Reserves, on behalf of Nations Cash Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves (collectively, the "Reserves Money Market Funds"). The Consolidation Agreement provides for the transfer of the assets and liabilities of the Money Market Funds to corresponding Reserves Money Market Funds, in exchange for shares of equal value of corresponding classes of Reserves Money Market Funds (the "Consolidation").

        ITEM 2. Such other business as may properly come before the Meeting or any adjournment(s).

        Item 1 is described in the attached Combined Proxy Statement/Prospectus.

        YOUR DIRECTORS AND TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THE PROPOSAL.

        Shareholders of record as of the close of business on May 13, 1999 are entitled to notice of, and to vote at, the Meeting or any adjournment(s) thereof.

        SHAREHOLDERS ARE REQUESTED TO MARK, DATE, SIGN AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE EACH ACCOMPANYING PROXY BALLOT, WHICH IS BEING SOLICITED BY THE TIME HORIZON BOARD OF TRUSTEES. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. SHAREHOLDERS ALSO MAY RETURN PROXIES BY: 1) FACSIMILE AT (704) 388-2641; OR 2) TOUCHTONE VOTING BY DIALING (800) 690-6903; OR 3) VOTING ON-LINE AT WEBSITE WWW.PROXYVOTE.COM. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO THE COMPANY OR THE TRUST A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.

                           By Order of the Boards of Directors and Trustees,

                           Richard H. Blank, Jr.
                           Secretary

                           June 9, 1999

                       COMBINED PROXY STATEMENT/PROSPECTUS
                               Dated June 9, 1999

                         NATIONS INSTITUTIONAL RESERVES
                               NATIONS FUND TRUST
                               NATIONS FUND, INC.
                            One Bank of America Plaza
                             101 South Tryon Street
                         Charlotte, North Carolina 28255
                                 1-800-652-5096

        This combined proxy statement/prospectus ("Proxy/Prospectus") is furnished in connection with the solicitation of proxies by the Board of Directors/Trustees of Nations Fund, Inc. and Nations Fund Trust (collectively, the "Companies") for a Special Meeting of Shareholders of the Companies' Nations Prime Fund ("Prime Fund"), Nations Treasury Fund ("Treasury Fund"), Nations Government Money Market Fund ("Government Fund") and Nations Tax-Exempt Fund ("Tax-Exempt Fund")(collectively, the "Money Market Funds") to be held August 13, 1999 at 10:00 a.m. (Eastern time) at One Bank of America Plaza, 101 South Tryon Street, 33rd Floor, Charlotte, North Carolina. This Special Meeting and any adjournment(s) are referred to as the "Meeting." The Meeting has been called to consider the following proposal, and to conduct such other business as may come before the Meeting.

        Proposal: To approve an Agreement and Plan of Consolidation, dated as of June 9, 1999 (the "Consolidation Agreement"), by and among the Companies, on behalf of their respective Money Market Funds, and Nations Institutional Reserves, on behalf of Nations Cash Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves (collectively, the "Reserves Money Market Funds"). The Consolidation Agreement provides for the transfer of the assets and liabilities of the Money Market Funds to corresponding Reserves Money Market Funds, in exchange for shares of equal value of corresponding classes of the Reserves Money Market Funds (the "Consolidation").

        This Proxy/Prospectus is the Money Market Funds' proxy statement for the Meeting and will be mailed to shareholders on or about June 2, 1999. It is also a prospectus for shares of the Reserves Money Market Funds. The Proxy/Prospectus sets forth concisely the information that a Money Market Fund shareholder should know before voting and should be retained for future reference.

        Additional information about the Consolidation is set forth in the Statement of Additional Information dated June 2, 1999. The information contained in the current Reserves Money Market Fund prospectuses is incorporated by reference into this Proxy/Prospectus. In addition, a copy of the appropriate Reserves Money Market Fund prospectus accompanies this Proxy/Prospectus. These documents also are available on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov.

        THE SECURITIES OFFERED HEREBY HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

        SHARES OF THE RESERVES MONEY MARKET FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY BANK OF AMERICA NATIONAL TRUST AND SAVINGS ASSOCIATION, NATIONSBANK, N.A. OR ANY OF THEIR AFFILIATES OR ANY OTHER BANK. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE DISTRIBUTOR OF THE RESERVES MONEY MARKET FUNDS IS STEPHENS INC.

                                            TABLE OF CONTENTS
                                                                                      PAGE

I.      SUMMARY
               About the Proposed Consolidation.................................   X
               A.     Fees and Expenses.........................................   X
               B.     The Consolidation Agreement...............................   X
               C.     Purpose of the Consolidation..............................   X
               D.     Overview of the Funds.....................................   X
               E.     Risk Factors..............................................   X
               F.     Federal Income Tax Consequences...........................   X
               G.     Board Consideration.......................................   X

        .      Voting Information...............................................   X


II.     THE CONSOLIDATION
               Description of the Consolidation Agreement.......................   X
               Purpose of the Consolidation.....................................   X
               Comparison of Corporate/Trust Structure..........................   X
               Capitalization of Each Fund......................................   X
               Comparison of Investment Objectives and Policies.................   X
               Comparison of Total Expense Ratios...............................   X
               Investment Adviser and Other Service Providers...................   X
               Distribution and Shareholder Servicing Arrangements..............   X
               Sales Loads, Shareholder Transactions and Services...............   X
               Federal Income Tax Consequences..................................   X
               Board Consideration..............................................   X
               Other Information................................................   X

III.    INFORMATION RELATING TO VOTING MATTERS
               General Information..............................................   X
               Quorum...........................................................   X
               Annual Meetings and Shareholder Meetings.........................   X
               Shareholder Approval.............................................   X
               Other Business...................................................   X

IV.     OTHER INFORMATION
               How to Obtain Additional Information About the Funds.............   X
               Financial Statements.............................................   X
               Shareholder Inquiries............................................   X

APPENDICES

    I.    FORM OF THE CONSOLIDATION AGREEMENT
    II.   EXPENSE SUMMARIES OF THE FUNDS

                                     I. SUMMARY

        The following is a summary of certain information relating to the proposal to be considered at the Meeting. More complete information about the proposal is contained throughout the Proxy/Prospectus.

About the Proposed Consolidation

A.  Fees and Expenses.

        The following table shows, as of February 28, 1999, (i) the current annualized total operating expense ratio of each class of the Money Market Funds and the Reserves Money Market Funds before and after fee waivers and/or expense reimbursements, and (ii) the pro forma annualized total operating expense ratio of the Reserves Money Market Funds, before and after fee waivers and/or expense reimbursements, based upon the fee arrangements that are expected to be in place upon consummation of the Consolidation. The table shows that, with one exception, the pro forma total operating expense ratio for each class of the Reserves Money Market Funds, taking into account voluntary fee waivers and/or expense reimbursements, is the same of that of the corresponding class of shares of the Money Market Funds. The table also shows that a majority of Money Market Fund classes will experience lower total operating expense ratios even without taking into account voluntary fee waivers and/or expense reimbursements. For more detail concerning fund expense ratios, see Appendix II.

                            Total Expense Information

----------------------------------------------------------------------------------------------------------------------------------

Money Market Fund/       Total         Reserves Money Market Fund/    Total           Reserves Money Market Fund/      Pro Forma
Share Class              Operating     Share Class                    Operating       Class Post-Consolidation         Total
                         Expenses                                     Expenses                                         Operating
                         Before/After                                 Before/After                                     Expenses
                         Waivers                                      Waivers                                          Before/After
                                                                                                                       Waivers
------------------------------------------------------------------------------------------------------------------------------------
Prime Fund                             Cash Reserves                                  Cash Reserves
   Primary A Shares      0.34%/0.30%       Trust Shares               0.39%/0.30%          Trust Shares                0.39%/0.30%
   Primary B Shares      0.59%/0.55%       Investor Shares            0.64%/0.55%          Investor Shares             0.64%/0.55%
   Investor A Shares     0.69%/0.65%       Market Shares              0.74%/0.65%          Market Shares               0.74%/0.65%
   Investor B Shares     0.69%/0.50%       Investor Shares            0.64%/0.55%          Investor Shares             0.64%/0.55%
   Investor C Shares     0.59%/0.55%       Investor Shares            0.64%/0.55%          Investor Shares             0.64%/0.55%
   Daily Shares          1.04%/0.80%       Daily Shares               0.89%/0.80%          Daily Shares                0.89%/0.80%
   Marsico Shares        0.59%/0.55%       Marsico Shares             0.64%/0.55%          Marsico Shares              0.64%/0.55%
------------------------------------------------------------------------------------------------------------------------------------
Treasury Fund                          Treasury Reserves                              Treasury Reserves
   Primary A Shares      0.35%/0.30%       Trust Shares               0.40%/0.30%          Trust Shares                0.40%/0.30%
   Primary B Shares      0.60%/0.55%       Investor Shares            0.65%/0.55%          Investor Shares             0.65%/0.55%
   Investor A Shares     0.70%/0.65%       Market Shares              0.75%/0.65%          Market Shares               0.75%/0.65%
   Investor B Shares     0.70%/0.55%       Investor Shares            0.65%/0.55%          Investor Shares             0.65%/0.55%
   Investor C Shares     0.60%/0.55%       Investor Shares            0.65%/0.55%          Investor Shares             0.65%/0.55%
   Daily Shares          1.05%/0.80%       Daily Shares               0.90%/0.80%          Daily Shares                0.90%/0.80%
------------------------------------------------------------------------------------------------------------------------------------
Government Fund                        Government Reserves                            Government Reserves
   Primary A Shares      0.59%/0.30%       Trust Shares               0.39%/0.30%          Trust Shares                0.39%/0.30%
   Primary B Shares      0.84%/0.55%       Investor Shares            0.64%/0.55%          Investor Shares             0.64%/0.55%
   Investor A Shares     0.94%/0.65%       Market Shares              0.74%/0.65%          Market Shares               0.74%/0.65%
   Investor B Shares     0.94%/0.55%       Investor Shares            0.64%/0.55%          Investor Shares             0.64%/0.55%
   Investor C Shares     0.84%/0.55%       Investor Shares            0.64%/0.55%          Investor Shares             0.64%/0.55%
   Daily Shares          1.29%/0.80%       Daily Shares               0.89%/0.80%          Daily Shares                0.89%/0.80%
------------------------------------------------------------------------------------------------------------------------------------


                                        6


----------------------------------------------------------------------------------------------------------------------------------

Money Market Fund/       Total         Reserves Money Market Fund/    Total           Reserves Money Market Fund/      Pro Forma
Share Class              Operating     Share Class                    Operating       Class Post-Consolidation         Total
                         Expenses                                     Expenses                                         Operating
                         Before/After                                 Before/After                                     Expenses
                         Waivers                                      Waivers                                          Before/After
                                                                                                                       Waivers
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Fund                        Municipal Reserves                             Municipal Reserves
   Primary A Shares      0.54%/0.30%       Trust Shares               0.42%/0.30%          Trust Shares                0.39%/0.30%
   Primary B Shares      0.79%/0.55%       Investor Shares            0.67%/0.55%          Investor Shares             0.64%/0.55%
   Investor A Shares     0.89%/0.65%       Market Shares              0.77%/0.65%          Market Shares               0.74%/0.65%
   Investor B Shares     0.89%/0.50%       Investor Shares            0.67%/0.55%          Investor Shares             0.64%/0.55%
   Investor C Shares     0.79%/0.55%       Investor Shares            0.67%/0.55%          Investor Shares             0.64%/0.55%
   Daily Shares          1.24%/0.80%       Daily Shares               0.92%/0.80%          Daily Shares                0.89%/0.80%
------------------------------------------------------------------------------------------------------------------------------------


B.  The Consolidation Agreement.

        The Companies' Boards of Directors and Trustees have unanimously approved the Consolidation Agreement and recommend that shareholders vote for the Consolidation. If approved by shareholders and all conditions to the proposed consolidation have been satisfied, consummation of the Consolidation will result in shareholders of each class of the Money Market Funds becoming shareholders of a corresponding Reserves Money Market Fund class. The Consolidation Agreement provides for (i) the transfer of all of the assets and liabilities of the Money Market Funds to corresponding Reserves Money Market Funds, as set forth below, in exchange for shares of designated classes of the Reserves Money Market Funds; and (ii) the distribution of such Reserves Money Market Fund shares to shareholders of the Money Market Funds in liquidation of the Money Market Funds. Upon completion of the Consolidation, each Money Market Fund shareholder will hold shares of a corresponding Reserves Money Market Fund that are equal in value to the shares of the Money Market Fund held by the shareholder immediately before the Consolidation. The Consolidation also contemplates the dissolution under state law and the deregistration under the 1940 Act, of Nations Fund, Inc.

        The map below shows each class of each Money Market Fund and the designated class of each corresponding Reserves Money Market Fund that shareholders would receive as a result of the Consolidation:

                                    CONSOLIDATION MAP


       MONEY MARKET FUND SHAREHOLDERS                 WOULD RECEIVE SHARES OF THE
       OWNING SHARES OF THE FOLLOWING                 FOLLOWING RESERVES MONEY
       FUNDS AND CLASSES:                             MARKET FUNDS AND CLASSES:

       Nations Prime Fund                             Nations Cash Reserves
         Primary A Shares                                Trust Shares
         Primary B Shares                                Investor Shares
         Investor A Shares                               Market Shares
         Investor B Shares                               Investor Shares
         Investor C Shares                               Investor Shares
         Daily Shares                                    Daily Shares
         Marsico Class                                   Marsico Class (New)

       Nations Treasury Fund                          Nations Treasury Reserves
         Primary A Shares                                Trust Shares
         Primary B Shares                                Investor Shares
         Investor A Shares                               Market Shares
         Investor B Shares                               Investor Shares
         Investor C Shares                               Investor Shares
         Daily Shares                                    Daily Shares

MONEY MARKET FUND SHAREHOLDERS OWNING                  WOULD RECEIVE SHARES OF THE
SHARES OF THE FOLLOWING FUNDS AND                      FOLLOWING RESERVES MONEY MARKET
CLASSES:                                               FUNDS AND CLASSES:
-------------------------------------                  ------------------------------
       Nations Gov't Money Market Fund                Nations Government Reserves
         Primary A Shares                                Trust Shares
         Primary B Shares                                Investor Shares
         Investor A Shares                               Market Shares
         Investor B Shares                               Investor Shares
         Investor C Shares                               Investor Shares
         Daily Shares                                    Daily Shares

       Nations Tax-Exempt Fund                        Nations Municipal Reserves
         Primary A Shares                                Trust Shares
         Primary B Shares                                Investor Shares
         Investor A Shares                               Market Shares
         Investor B Shares                               Investor Shares
         Investor C Shares                               Investor Shares
         Daily Shares                                    Daily Shares


        The Consolidation Agreement must be approved by a vote of a majority of the shareholders of each Money Market Fund. In addition, for shareholders of the Nations Prime Fund and Nations Treasury Fund only, in order for Nations Fund, Inc. to dissolve and de-register, a majority of all Nations Fund, Inc. shareholders voting in the aggregate must approve such actions. Accordingly, a vote for the Consolidation Agreement by Nations Prime Fund and Nations Treasury Fund shareholders includes a vote for the dissolution of Nations Fund, Inc. Other Nations Fund, Inc. shareholders are receiving proxy materials relating to types of transactions similar to the Consolidation and will likewise be voting on the dissolution and the deregistration of Nations Fund, Inc. However, the Consolidation is not contingent upon the approval of the dissolution and deregistration of Nations Fund, Inc.

        The Meeting of the Money Market Funds' shareholders is scheduled for August 13, 1999. The Consolidation, if approved, is expected to occur on or about August 20, 1999. For more information about the Consolidation Agreement, see "The Consolidation--Description of the Consolidation Agreement."

C.  Purpose of the Consolidation.

        Because the Money Market Funds and their corresponding Reserves Money Market Funds have substantially similar investment objectives and are managed in substantially the same way, management believes that it makes sense to combine like Funds. Except for Investor B shares of the Nations Tax-Exempt Fund, the total operating expense ratio (after waivers) for the Reserves Money Market Fund shares will be the same as the total operating expense ratio of the Money Market Fund shares that are currently held. It is anticipated that assuming necessary approvals are obtained, the features and services that will be available to shareholders of a Reserves Money Market Fund will be similar to those available to Money Market Fund shareholders.

        The Consolidation is intended to benefit shareholders by:

         o improving efficiency in the operation of the combined funds, including potentially achieving economies of scale and greater portfolio diversification;

         o facilitating investment management, administration and marketing of the combined funds;

         o  eliminating duplicative shareholder costs and portfolio holdings.

        The Consolidation is also being proposed in connection with an effort to streamline the operations of the Nations Funds family, which currently includes six open-end registered investment companies, including the Companies. If the Consolidation is approved and other necessary approvals are obtained, the number of open-end registered investment companies would be reduced by two. Management believes that this streamlining could provide additional cost savings to Money Market Fund shareholders by potentially lowering expense ratios and enhancing returns. Over time, if various requisite shareholder approvals are obtained, Nations Fund, Inc. and other registered investment companies in the Nations Funds family will de-register and be dissolved under state law. This streamlining should provide additional future benefits to Money Market Fund shareholders by way of potentially lower expense ratios and enhanced returns through elimination of class and fund redundancy and the achievement of greater economies of scale and larger portfolios.

        For more information about the purpose of the Consolidation, including expected benefits of the Consolidation, see "The Consolidation--Purpose of the Consolidation."

D.  Overview of the Funds.

        Set forth below is a brief comparison of certain key features of the Funds.

Investment Objectives and Policies. The investment objective and policies of the Money Market Funds are substantially similar to the investment objective and policies of the corresponding Reserves Money Market Funds.

                       Comparison of Investment Objectives

------------------------------------------------------------------------------------------
Money Market Fund                              Corresponding Reserves Money Market Fund
Nations Prime Fund:  seeks the maximization    Nations Cash Reserves:  seeks to preserve
of current income to extent consistent with    principal value and maintain a high
the preservation of capital and the            degree of liquidity while providing
maintenance of liquidity.                      current income.
------------------------------------------------------------------------------------------
Nations Treasury Fund:  seeks the              Nations Treasury Reserves:  seeks to
maximization of current income to the extent   preserve principal value and maintain a
consistent with the preservation of capital    high degree of liquidity while providing
and the maintenance of liquidity.              current income.
------------------------------------------------------------------------------------------
Nations Tax-Exempt Fund:  seeks a high level   Nations Municipal Reserves:  seeks to
of current interest income exempt from         preserve principal value and maintain a
Federal income taxes as is consistent with     high degree of liquidity while providing
liquidity and stability of principal.          current income exempt from Federal income
taxes.
------------------------------------------------------------------------------------------
Nations Government Money Market Fund:  seeks   Nations Government Reserves:  seeks to
a high level of current income as is           preserve principal value and maintain a
consistent with liquidity and stability of     high degree of liquidity while providing
principal.                                     current income.
------------------------------------------------------------------------------------------


        All of the Money Market Funds and Reserves Money Market Funds are money market mutual funds which are operated in accordance with Rule 2a-7 under the 1940 Act. As noted, the investment policies of the Money Market Funds and corresponding Reserves Money Market Funds are substantially similar. There are some differences, however. For example, while Nations Government Reserves, effective May 1999, does not engage in repurchase agreements, the Nations Government Money Market Mutual Fund may do so. For additional information about the similarities and differences between the investment objectives and policies of the Funds, see "The Consolidation--Comparison of Investment Objectives and Policies."

Operating Expenses. Taking into account voluntary fee waivers and/or expense reimbursements, total operating expense ratios of each class of shares of the Money Market Funds, with the exception of Investor B shares of Nations Tax-Exempt Fund, are currently, and after the Consolidation are expected to be, identical to the total operating expense ratios of the designated class of shares of the corresponding Reserves Money Market Funds. In addition, a substantial majority of Money Market Fund classes involved in the Consolidation will experience lower total operating expense ratios without taking into account any fee waivers and/or expense reimbursements. The current and pro forma total operating expense ratios (before and after waivers) for each Fund and class are shown on page 4. For more detailed expense information, see "Appendix II."

Service Providers. The Funds have the same investment adviser, investment sub-adviser, co-administrators, distributor, custodian transfer agent and independent accountants, as discussed under "The Consolidation--Investment Adviser and Other Service Providers."

Purchase, Redemption and Other Procedures. It is expected that, assuming necessary approvals are obtained, the purchase, redemption, dividend, exchange and other policies and procedures of the Reserves Money Market Funds will be similar to those of the Money Market Funds as of the closing of the Consolidation. Please note that no front-end or contingent deferred sales loads will be imposed on any shareholder of the Money Market Funds as a result of the exchange of shares in the Consolidation. For more information concerning these policies and procedures, see "The Consolidation--Shareholder Transactions and Services."

E.  Risk Factors.

        Because of the substantial similarities in the investment objectives and policies of the Money Market Funds and their corresponding Reserves Money Market Funds, an investment in the Money Market Funds will generally involve risks that are substantially similar to those of the corresponding Reserves Money Market Funds. Because all of the funds are money market funds, the risks are those typically associated with investing in a portfolio of high quality, short-term money market instruments. For example, while all of the Funds attempt to maintain a stable net asset value of $1.00, there is no assurance that they will be able to do so. Additionally, while the Funds all may invest in instruments backed by the full faith and credit of the U.S. Government, the shares of the Funds are not themselves issued or guaranteed by the U.S.
Government or any of its agencies.

F.  Federal Income Tax Consequences.

        The exchange of shares in the Consolidation is not expected to result in the recognition, for federal income tax purposes, of gain or loss by the Money Market Funds, the Reserves Money Market Funds or their respective shareholders. For more information about the tax consequences of the Consolidation, see "The Consolidation--Federal Income Tax Consequences."

G.  Board Consideration.

        In considering the Consolidation Agreement, the Board of Directors of the Company and the Board of Trustees of the Trust, including the non-interested Directors and Trustees, were advised by their legal counsel as to their fiduciary duties under Maryland law, Massachusetts law and the Investment Company Act of 1940, as amended (the "1940 Act"), and the required determinations that Board should make under the Act in connection with the Consolidation. After considering the relevant factors, the Board of Directors of the Company, including all of the non-interested Directors/Trustees, found on behalf of the Money Market Funds that participation in the Consolidation, as contemplated by the Consolidation Agreement, is in the best interests of the Money Market Funds and that the interests of the shareholders of the Money Market Funds will not be diluted as a result of the Consolidation. Similarly, the Board of Nations Institutional Reserves found on behalf of the Reserves Money Market Funds that participation in the Consolidation, as contemplated by the Consolidation Agreement, is in the best interests of the Reserves Money Market Funds and that the interests of the shareholders of the Reserves Money Market Funds will not be diluted as a result of the Consolidation. For more information on the Board's considerations, see "The Consolidation--Board Consideration."

        The Companies' Boards of Directors/Trustees unanimously recommend that Money Market Fund shareholders vote FOR the Consolidation Agreement.

Voting Information.

        This Proxy/Prospectus is being furnished in connection with the solicitation of proxies by the Companies' Boards of Directors/Trustees. Only Money Market Fund shareholders of record at the close of business on May 13, 1999 will be entitled to vote at the Meeting. Each whole or fractional share is entitled to a whole or fractional vote. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon or, if no specification is made, the persons named as proxies will vote in favor of each proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by attending the meeting and voting in person or by submitting to the Company (i) a written notice of revocation or (ii) a subsequently executed proxy. For additional information, including a description of the shareholder votes required for approval of the proposal to be considered at the Meeting, see "Information Relating to Voting Matters."

                             II. THE CONSOLIDATION

        Important additional information about the Consolidation and the Consolidation Agreement is set forth below. This description is qualified by reference to the Appendices at the end of this document.

        Description of the Consolidation Agreement. The Consolidation Agreement provides that at the Closing, the assets and liabilities of each Money Market Fund will be transferred to a corresponding Reserves Money Market Fund in exchange for full and fractional shares of designated classes of such Reserves Money Market Fund.

        The shares issued by the Reserves Money Market Funds in the Consolidation will have an aggregate value equal to the aggregate value of the shares of the Money Market Funds that are outstanding immediately before the Closing.

        Immediately after the transfer of its assets and liabilities in exchange for Reserves Money Market Fund shares, the Money Market Funds will distribute the shares of the corresponding Reserves Money Market Funds received in the Consolidation to its shareholders in liquidation of the Money Market Funds. The Reserves Money Market Fund will establish an account for each former shareholder of the Money Market Funds reflecting the appropriate number of Reserves Money Market Fund shares distributed. These accounts will be identical in all material respects to the accounts currently maintained by the Money Market Funds for each shareholder.

        Upon completion of the Consolidation, all outstanding shares of the Money Market Funds will be canceled, and the Money Market Funds will wind up their affairs and be dissolved under Maryland law and/or Massachusetts law. In addition, if requisite approvals are obtained from other shareholders of series of Nations Fund, Inc. voting on similar proposals, Nations Fund, Inc. will wind up its affairs, be de-registered under the 1940 Act and be dissolved under Maryland law. Exchange or redemption requests received thereafter will be deemed to be exchange or redemption requests for shares of the Reserves Money Market Fund distributed to the former shareholders of the Money Market Funds.

        NationsBanc Advisors, Inc. ("NBAI") or its affiliates will bear all customary expenses associated with the Consolidation, including the costs associated with the Meeting and the Voting Materials.

        Purpose of the Consolidation. As discussed above, because the Money Market Funds and their respective corresponding Reserves Money Market Funds are managed almost identically, management believes that it makes sense to combine like Funds.

        The Consolidation is intended to benefit shareholders by:

         o improving efficiency in the operation of the combined funds, including potentially achieving economies of scale and greater portfolio diversification;

         o facilitating investment management, administration and marketing of the combined funds; and

         o  eliminating duplicative shareholder costs and portfolio holdings.

        The Consolidation is also being proposed in connection with an effort to streamline the operations of the Nations Funds family, which currently includes six open-end registered investment companies, including the Companies. If the Consolidation is approved and other necessary approvals are obtained, the number of open-end registered investment companies would be reduced by two. Management believes that this streamlining could provide additional cost savings to Money Market Fund shareholders by potentially lowering expense ratios and enhancing returns.

        After fee waivers and/or expense reimbursements, the total operating expense ratios of the classes of the Money Market Funds are equal to those of the designated classes of the corresponding Reserves Money Market Fund. Although some of these benefits will accrue to the investment adviser, administrator and distributor of the funds, some are expected to accrue to the benefit of shareholders over time. For example, shareholders may benefit from lower operating expense ratios and greater portfolio diversification.

        Comparison of Corporate/Trust Structure. The Companies and Nations Institutional Reserves are registered as an open-end management investment companies under the 1940 Act and are three of several registered investment companies in the Nations Funds Family, which collectively offer over seventy separate mutual funds. Nations Fund, Inc. is organized as a Maryland corporation. Both Nations Fund Trust and Nations Institutional Reserves are organized as Massachusetts business trusts. In general, the charter documents governing Nations Fund, Inc. are similar to those documents governing Nations Fund Trust and Nations Institutional Reserves. Although the rights of a shareholder of a Maryland corporation vary in certain respects from the rights of an interestholder of a Massachusetts business trust, the attributes of a share of common stock are comparable to those of a share of beneficial interest, i.e., shares of both are entitled to one vote per share held and fractional votes for fractional shares held, and will vote in the aggregate and not by portfolio or class except as otherwise required by law or when class voting is permitted by its Board.

        It should be noted that under Maryland law, Nations Fund, Inc. shareholders have no personal liability for Nations Fund, Inc.'s acts or obligations. By contrast, under Massachusetts law, interestholders of a Massachusetts business trust like Nations Fund Trust or Nations Institutional Reserves could, under certain circumstances, be held personally liable for the obligations of the trust. However, both Nations Fund Trust and Nations Institutional Reserves have provisions in their Declarations of Trust that endeavor to protect shareholders from such liability. Thus, the risk of an interestholder incurring a financial loss on account of interestholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

        In addition, all shareholders in the Nations Funds family may be asked to approve certain changes to the corporate structure of Nations Fund Trust and Nations Institutional Reserves, including, possibly changing Nations from a Massachusetts business trust to a Delaware business trust. This change, if required approvals are obtained, will allow the several registered investment companies in the Nations Funds Family to operate under a single registered investment company thereby permitting the Nations Funds Family to operate with increased efficiency. It is expected that if all shareholder approvals are obtained that Nations Fund, Inc. will be dissolved on or about the Fall of 1999.

        Capitalization of Each Fund. The following table shows the total net assets, number of shares outstanding and net asset value per share of each Money Market Fund and each corresponding Reserves Money Market Fund. This information is generally referred to as the "capitalization" of each Fund. The term "pro forma capitalization" simply means the expected capitalization of the Reserves Money Market Funds after they have combined with the Money Market Funds, i.e., as if the Consolidation had already occurred.

        The following table sets forth as of March 31, 1999 the capitalization of each Money Market Fund, the Reserves Money Market Funds and the pro forma capitalization of each Reserves Money Market Fund adjusted to give effect to the Consolidation. The ongoing investment performance and daily share purchase and redemption activity of each fund affects capitalization. Therefore, the capitalization of each fund on the closing date is likely to vary from the capitalization shown in the following table.

        As of March 31, 1999, there were no assets in the Trust Class, Investor Class and Daily Class of shares of the Reserves Money Market Funds. The tables below reflect this fact. However, in May 1999, certain of these and other existing Money Market funds of Nations Institutional Reserves share classes received substantial additional assets as a result of the reorganization of the Pacific Horizon Money Market Funds, a former family of funds advised by Bank of America, into the Reserves Money Market Funds. The following tables do not reflect the inflow of such assets.

               Pro Forma Capitalization Table As of March 31, 1999

1. The table below reflects current and pro forma capitalization information for the combination of the Nations Prime Fund and Nations Cash Reserves.

-----------------------------------------------------------------------------------------------

                                                                             Net Asset Value
                                     Total Net Assets         Shares            Per Share
                                                            Outstanding
-----------------------------------------------------------------------------------------------
Nations Prime Fund                    $3,079,750,399       3,080,222,092          $1.00
                                    (Primary A Shares)      (Primary A      (Primary A Shares)
                                       $81,735,577            Shares)             $1.00
                                    (Primary B Shares)      81,739,046      (Primary B Shares)
                                       $694,162,132         (Primary B            $1.00
                                   (Investor A Shares)        Shares)          (Investor A
                                       $737,463,225         694,263,771          Shares)
                                   (Investor B Shares)      (Investor A           $1.00
                                       $11,083,981            Shares)          (Investor B
                                   (Investor C Shares)      737,571,824          Shares)
                                      $2,693,887,910        (Investor B           $1.00
                                      (Daily Shares)          Shares)          (Investor C
                                       $17,440,039          11,085,909           Shares)
                                     (Marsico Shares)       (Investor C           $1.00
                                                              Shares)         (Daily Shares)
                                                           2,694,279,930          $1.00
                                                          (Daily Shares)     (Marsico Shares)
                                                            17,440,039
                                                         (Marsico Shares)

-----------------------------------------------------------------------------------------------

Nations Cash Reserves                       $0                   0                  $0
                                      (Trust Shares)      (Trust Shares)      (Trust Shares)
                                            $0                   0                  $0
                                    (Investor Shares)    (Investor Shares)  (Investor Shares)
                                      $1,529,501,565       1,529,500,010          $1.00
                                     (Market Shares)      (Market Shares)    (Market Shares)
                                            $0                   0                  $0
                                    (Investor Shares)        (Investor      (Investor Shares)
                                            $0                Shares)               $0
                                    (Investor Shares)            0          (Investor Shares)
                                            $0           (Investor Shares)          $0
                                      (Daily Shares)             0            (Daily Shares)
                                                          (Daily Shares)

-----------------------------------------------------------------------------------------------

Pro Forma  Cash Reserves              $3,079,750,399       3,080,222,092          $1.00
                                      (Trust Shares)      (Trust Shares)      (Trust Shares)
                                       $81,735,577          81,739,046            $1.00
                                    (Investor Shares)    (Investor Shares)  (Investor Shares)
                                      $2,223,663,697       2,223,763,781          $1.00
                                     (Market Shares)      (Market Shares)    (Market Shares)
                                       $737,463,225         737,571,824           $1.00
                                    (Investor Shares)    (Investor Shares)  (Investor Shares)
                                       $11,083,981          11,085,909            $1.00
                                    (Investor Shares)    (Investor Shares)  (Investor Shares)
                                      $2,693,887,910       2,694,279,930          $1.00
                                      (Daily Shares)      (Daily Shares)      (Daily Shares)
                                       $17,440,039          $17,440,039           $1.00
                                     (Marsico Shares)    (Marsico Shares)    (Marsico Shares)

-----------------------------------------------------------------------------------------------

2. The table below reflects current and pro forma capitalization information for the combination of the Nations Treasury Fund and Nations Treasury Reserves.

-----------------------------------------------------------------------------------------------

                                                                             Net Asset Value
                                     Total Net Assets         Shares            Per Share
                                                            Outstanding
-----------------------------------------------------------------------------------------------
Nations Treasury Fund                  $745,637,802         745,934,155           $1.00
                                    (Primary A Shares)      (Primary A      (Primary A Shares)
                                       $19,572,609            Shares)             $1.00
                                    (Primary B Shares)      19,579,273      (Primary B Shares)
                                      $1,480,321,761        (Primary B            $1.00
                                   (Investor A Shares)        Shares)          (Investor A
                                       $269,399,679        1,480,901,458         Shares)
                                   (Investor B Shares)      (Investor A           $1.00
                                         $174,960             Shares)          (Investor B
                                   (Investor C Shares)      269,513,193          Shares)
                                       $217,961,481         (Investor B           $1.00
                                      (Daily Shares)          Shares)          (Investor C
                                                              175,014            Shares)
                                                            (Investor C           $1.00
                                                              Shares)         (Daily Shares
                                                            218,054,631
                                                          (Daily Shares)
-----------------------------------------------------------------------------------------------

Nations Treasury Reserves                   $0                   0                  $0
                                      (Trust Shares)      (Trust Shares)      (Trust Shares)
                                            $0                   0                  $0
                                    (Investor Shares)    (Investor Shares)  (Investor Shares)
                                      $1,175,931,309       1,176,000,010          $1.00
                                     (Market Shares)      (Market Shares)    (Market Shares)
                                            $0                   0                  $0
                                    (Investor Shares)        (Investor      (Investor Shares)
                                            $0                Shares)               $0
                                    (Investor Shares)            0          (Investor Shares)
                                            $0           (Investor Shares)          $0
                                      (Daily Shares)             0            (Daily Shares)
                                                          (Daily Shares)

-----------------------------------------------------------------------------------------------

Pro Forma  Treasury Reserves           $745,637,802         745,934,155           $1.00
                                      (Trust Shares)      (Trust Shares)      (Trust Shares)
                                       $19,572,609          19,579,273            $1.00
                                    (Investor Shares)    (Investor Shares)  (Investor Shares)
                                      $2,656,253,070       2,656,901,468          $1.00
                                     (Market Shares)      (Market Shares)    (Market Shares)
                                       $269,399,679         269,513,193           $1.00
                                    (Investor Shares)    (Investor Shares)  (Investor Shares)
                                         $174,960             175,014             $1.00
                                    (Investor Shares)    (Investor Shares)  (Investor Shares)
                                       $217,961,481         218,054,631           $1.00
                                      (Daily Shares)      (Daily Shares)      (Daily Shares)

-----------------------------------------------------------------------------------------------

3. The table below reflects current and pro forma capitalization information for the combination of the Nations Government Money Market Fund and Nations Government Reserves.

-----------------------------------------------------------------------------------------------

                                                                             Net Asset Value
                                     Total Net Assets         Shares            Per Share
                                                            Outstanding
-----------------------------------------------------------------------------------------------
Nations Government Money Market        $268,868,419         268,908,080           $1.00
Fund                                (Primary A Shares)      (Primary A      (Primary A Shares)
                                        $1,293,058            Shares)             $1.00
                                    (Primary B Shares)       1,293,415      (Primary B Shares)
                                       $12,178,109          (Primary B            $1.00
                                   (Investor A Shares)        Shares)          (Investor A
                                       $80,253,066          12,180,399           Shares)
                                   (Investor B Shares)      (Investor A           $1.00
                                         $42,483              Shares)          (Investor B
                                   (Investor C Shares)      80,267,966           Shares)
                                       $47,356,001          (Investor B           $1.00
                                      (Daily Shares)          Shares)          (Investor C
                                                              42,491             Shares)
                                                            (Investor C           $1.00
                                                              Shares)         (Daily Shares
                                                            49,359,847
                                                          (Daily Shares)
-----------------------------------------------------------------------------------------------

Nations Government Reserves                 $0                   0                  $0
                                      (Trust Shares)      (Trust Shares)      (Trust Shares)
                                            $0                   0                  $0
                                    (Investor Shares)    (Investor Shares)  (Investor Shares)
                                       $324,500,127         324,500,010           $1.00
                                     (Market Shares)      (Market Shares)    (Market Shares)
                                            $0                   0                  $0
                                    (Investor Shares)        (Investor      (Investor Shares)
                                            $0                Shares)               $0
                                    (Investor Shares)            0          (Investor Shares)
                                            $0           (Investor Shares)          $0
                                      (Daily Shares)             0            (Daily Shares)
                                                          (Daily Shares)

-----------------------------------------------------------------------------------------------

Pro Forma  Government Reserves         $268,868,419         268,908,080           $1.00
                                      (Trust Shares)      (Trust Shares)      (Trust Shares)
                                        $1,293,058           1,293,415            $1.00
                                    (Investor Shares)    (Investor Shares)  (Investor Shares)
                                       $336,678,236         336,680,409           $1.00
                                     (Market Shares)      (Market Shares)    (Market Shares)
                                       $80,253,066          80,267,966            $1.00
                                    (Investor Shares)    (Investor Shares)  (Investor Shares)
                                         $42,483              42,491              $1.00
                                    (Investor Shares)    (Investor Shares)  (Investor Shares)
                                       $47,356,001          47,359,847            $1.00
                                      (Daily Shares)      (Daily Shares)      (Daily Shares)

-----------------------------------------------------------------------------------------------

4. The table below reflects current and pro forma capitalization information for the combination of the Nations Tax-Exempt Fund and Nations Municipal Reserves.

-----------------------------------------------------------------------------------------------

                                                                             Net Asset Value
                                     Total Net Assets         Shares            Per Share
                                                            Outstanding
-----------------------------------------------------------------------------------------------
Nations Tax-Exempt Fund               $2,083,237,842       2,083,804,338          $1.00
                                    (Primary A Shares)      (Primary A      (Primary A Shares)
                                        $9,844,126            Shares)             $1.00
                                    (Primary B Shares)       9,836,560      (Primary B Shares)
                                       $53,591,782          (Primary B            $1.00
                                   (Investor A Shares)        Shares)          (Investor A
                                       $255,562,123         53,557,196           Shares)
                                   (Investor B Shares)      (Investor A           $1.00
                                         $217,788             Shares)          (Investor B
                                   (Investor C Shares)      255,425,959          Shares)
                                       $332,727,815         (Investor B           $1.00
                                      (Daily Shares)          Shares)          (Investor C
                                                              217,642            Shares)
                                                            (Investor C           $1.00
                                                              Shares)         (Daily Shares
                                                            332,560,709
                                                          (Daily Shares)

-----------------------------------------------------------------------------------------------

Nations Municipal Reserves                  $0                   0                  $0
                                      (Trust Shares)      (Trust Shares)      (Trust Shares)
                                            $0                   0                  $0
                                    (Investor Shares)    (Investor Shares)  (Investor Shares)
                                       $160,999,271         161,000,010           $1.00
                                     (Market Shares)      (Market Shares)    (Market Shares)
                                            $0                   0                  $0
                                    (Investor Shares)        (Investor      (Investor Shares)
                                            $0                Shares)               $0
                                    (Investor Shares)            0          (Investor Shares)
                                            $0           (Investor Shares)          $0
                                      (Daily Shares)             0            (Daily Shares)
                                                          (Daily Shares)

-----------------------------------------------------------------------------------------------

Pro Forma  Municipal Reserves         $2,083,237,842       2,083,804,338          $1.00
                                      (Trust Shares)      (Trust Shares)      (Trust Shares)
                                        $9,844,126           9,836,560            $1.00
                                    (Investor Shares)    (Investor Shares)  (Investor Shares)
                                       $214,591,053         214,557,206           $1.00
                                     (Market Shares)      (Market Shares)    (Market Shares)
                                       $255,562,123         255,425,959           $1.00
                                    (Investor Shares)    (Investor Shares)  (Investor Shares)
                                         $217,788             217,642             $1.00
                                    (Investor Shares)    (Investor Shares)  (Investor Shares)
                                       $332,727,815         332,560,709           $1.00
                                      (Daily Shares)      (Daily Shares)      (Daily Shares)

-----------------------------------------------------------------------------------------------


        Comparison of Investment Objectives and Policies. The investment objectives and policies of the funds, except as described below, are substantially similar. The chart below highlights the investment objective and policies of each Fund and some of each Fund's key investment policies.

        Each Fund is a money market fund, and in accordance with Rule 2a-7 under the 1940 Act, will invest in instruments with remaining maturity not exceeding 397 days. Each Fund's dollar-weighted average portfolio maturity may not exceed 90 days. Rule 2a-7 would permit the Funds to invest their assets in both First Tier Securities and Second Tier Securities, as those terms are defined by the SEC. However, the Funds invest only in First Tier Securities. Additional information about each Fund's investment objective and policies is contained in its prospectus and statement of additional information.


                Nations Prime Fund                        Nations Cash Reserves
                ------------------                        ---------------------
Investment      Seeks the maximization of current         Seeks to preserve principal value and
Objective:      income to extent consistent with the      maintain a high degree of liquidity
                preservation of capital and the           while providing current income.
                maintenance of liquidity.

Investment      The Fund may invest in U.S. Treasury      The Fund may invest in U.S. Treasury
Policies:       bills, notes and bonds and other          Obligations; U.S. Government
                instruments issued directly by the U.S.   Obligations; commercial paper;
                Government ("U.S. Treasury                obligations of thrift institutions;
                Obligations"), and other obligations      U.S. commercial banks and U.S. and
                issued or guaranteed as to payment of     London branches of foreign banks,
                principal and interest by the U.S.        provided such institutions have total
                Government, its agencies or               assets greater than $1 billion;
                instrumentalities (together with U.S.     short-term corporate obligations of
                Treasury Obligations, "U.S. Government    issuers of commercial paper; high
                Obligations"), bank and commercial        quality short-term taxable obligations
                instruments that may be available in      issued by state and local governments,
                the money markets, high quality           their agencies and instrumentalities;
                short-term taxable obligations issued     repurchase and reverse repurchase
                by state and local governments, their     agreements secured by the above
                agencies and instrumentalities and        instruments.  The Fund also may invest
                repurchase agreements relating to U.S.    in guaranteed investment contracts,
                Government Obligations and qualified      instruments issued by certain trusts,
                first tier money market collateral.       partnerships or other special purpose
                The Fund also may invest in guaranteed    issuers.
                investment contracts, instruments
                issued by certain trusts, partnerships    The Fund also reserves the right to
                or other special purpose issuers.  The    concentrate more than 25% of its
                Fund also may lend its portfolio          investments in U.S. dollar denominated
                securities.                               obligations of U.S. banks, foreign
                                                          branches of U.S. banks and U.S.
                                                          branches of foreign banks.



                Nations Treasury Fund                     Nations Treasury Reserves
                ---------------------                     -------------------------

Investment      Seeks the maximization of current         Seeks to preserve principal value and
Objective:      income to the extent consistent with      maintain a high degree of liquidity
                the preservation of capital and the       while providing current income.
                maintenance of liquidity.

Investment      The Fund under normal circumstances       The Fund under normal circumstances
Policies:       will invest at least 65% of its assets    will invest at least 65% of its assets
                in U.S. Treasury Obligations and          in U.S. Treasury Obligations and
                repurchase agreements secured by such     repurchase agreements secured by such
                obligations.  The Fund also may           obligations.  The Fund also may invest
                purchase securities issued by other       in Separately Traded Registered
                investment companies, consistent with     Interest and Principal Securities, or
                the Fund's investment objective and       STRIPS.  The Fund also may purchase
                policies, and may engage in reverse       securities issued by other investment
                repurchase agreements.  The Fund also     companies, consistent with the Fund's
                may lend its portfolio securities.        investment objective and policies, and
                                                          may engage in reverse repurchase
                                                          agreements.  The Fund also may lend
                                                          its portfolio securities.

                                       17


                Nations Government Money Market Fund      Nations Government Reserves
                ------------------------------------      ---------------------------

Investment      Seeks a high level of current income as   Seeks to preserve principal value and
Objective:      is consistent with liquidity and          maintain a high degree of liquidity
                stability of principal.                   while providing current income.
Investment      The Fund may invest in U.S. Government    The Fund may invest in U.S. Government
Policies:       Obligations.  Although the Fund may       Obligations.  The Fund may not invest
                invest in repurchase agreements it does   in repurchase agreements.  The Fund
                not currently intend to do so.  The       also may purchase securities issued by
                Fund also may purchase securities         other investment companies, consistent
                issued by other investment companies,     with the Fund's investment objective
                consistent with the Fund's investment     and policies, and may engage in
                objective and policies, and may engage    reverse repurchase agreements.  The
                in reverse repurchase agreements.  The    Fund also may lend its portfolio
                Fund also may lend its portfolio          securities.  The Fund also may lend
                securities.                               its portfolio securities.



                Nations Tax-Exempt Fund                   Nations Municipal Reserves
                -----------------------                   --------------------------

Investment      Seeks a high level of current interest    Seeks to preserve principal value and
Objective:      income exempt from Federal income taxes   maintain a high degree of liquidity
                as is consistent with liquidity and       while providing current income exempt
                stability of principal.                   from Federal income taxes.
Investment      The Fund under normal conditions          The Fund under normal conditions
Policies:       invests at least 80% of its assets in a   invests at least 80% of its assets in
                diversified portfolio of obligations      Municipal Securities.  A portion of
                issued by or on behalf of states,         the Fund's assets, however, may be
                territories and possessions of the        invested in private activity bonds,
                United States, the District of            the interest on which may be treated
                Columbia, and their political             as a specific tax preference item
                subdivisions, agencies,                   under the Federal alternative minimum
                instrumentalities and authorities, the    tax.   The Fund also may purchase
                interest on which, in the opinion of      securities issued by other investment
                bond counsel or counsel to the issuer,    companies, consistent with the Fund's
                is exempt from regular Federal income     investment objective and policies.
                tax ("Municipal Securities").  A          The Fund also may invest in
                portion of the Fund's assets, however,    instruments issued by certain trusts,
                may be invested in private activity       partnerships or other special purpose
                bonds, the interest on which may be       issuers, including pass-through
                treated as a specific tax preference      certificates representing
                item under the Federal alternative        participations in, or debt instruments
                minimum tax.   The Fund also may          backed by, the securities and other
                purchase securities issued by other       assets owned by such issuers.
                investment companies, consistent with
                the Fund's investment objective and
                policies.  The Fund also may invest in
                instruments issued by certain trusts,
                partnerships or other special purpose
                issuers, including pass-through
                certificates representing
                participations in, or debt instruments
                backed by, the securities and other
                assets owned by such issuers.


        Investment Adviser and Other Service Providers. The Funds have the same investment adviser, investment sub-adviser and service providers. Upon completion of the Consolidation, these entities will continue to serve the Funds in the capacities indicated below.

                         Service Providers for the Funds
                         -------------------------------

Investment Adviser            NBAI
Investment Sub-Adviser        TradeStreet
Distributor                   Stephens Inc. ("Stephens")
Co-Administrator              NBAI
Co-Administrator              Stephens
Sub-Administrator             The Bank of New York
Custodian                     The Bank of New York

Transfer Agent                First Data Investor
                              Services Group, Inc.

Sub-Transfer Agent            NationsBank, N.A. (for
                              Primary A and B shares
                              only)

Independent Accountants       PricewaterhouseCoopers LLP


        Investment Advisory Services. NBAI is the investment adviser for each fund. Each fund pays an advisory fee, computed daily and paid monthly, to NBAI based on the fund's average daily net assets. Currently, the maximum advisory fee rate is 0.40% for the Nations Government Money Market Fund and Nations Tax-Exempt Fund; 0.20% for the Nations Prime Fund and Nations Treasury Fund and 0.15% for the Reserves Money Market Funds. TradeStreet is the investment sub-adviser for each Fund. NBAI pays TradeStreet sub-advisory fees, computed daily and paid monthly, at the maximum annual rate of 0.055% of the Money Market Funds' average daily net assets and 0.033% of the Reserves Money Market Funds' average daily net assets.

        Distribution and Shareholder Servicing Arrangements.

        All Funds. Shares of the Money Market Funds and Reserves Money Market Funds are distributed by Stephens Inc. ("Stephens"), a broker-dealer registered with the Commission under the Securities and Exchange Act of 1934 (the "1934 Act"). Pursuant to distribution plans ("Distribution Plans") adopted by certain classes of the Funds, such Funds may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of such Funds shares, including sales related services provided by banks, broker/dealers or other financial institutions ("Selling Agents") that have entered into a Sales Support Agreement with Stephens. Pursuant to shareholder servicing plans ("Shareholder Servicing Plans") adopted by certain classes of the Funds, such Funds may compensate or reimburse broker/dealers, banks and other financial institutions ("Servicing Agents") that provide shareholder support services to their customers who own shares of such Funds. Pursuant to administration plans adopted by certain classes of the Funds, such Funds may compensate or reimburse broker/dealers, banks and other financial institutions ("Administration Agents") that provide support services to Servicing Agents or provide shareholder support services to their customers who own shares of such Funds.

        Money Market Funds.

        Primary A Shares. Primary A Shares of the Money Market Funds do not pay any fees under a Distribution Plan or a Shareholder Servicing Plan.

        Primary B and Investor C Shares. Primary B and Investor C Shares of the Money Market Funds do not pay any fees under a Distribution Plan. The Companies have adopted a Shareholder Servicing Plan with respect to the Primary B and Investor C Shares of the Funds. Pursuant to the Shareholder Servicing Plan, each Fund may compensate or reimburse Servicing Agents that provide shareholder support services to their customers who own shares of a Fund. Payments under the Shareholder Servicing Plan will be calculated daily and paid monthly and may not exceed 0.25% (on an annual basis) of the average daily net assets of the Primary B and Investor C Shares of the Funds.

        Investor A and Investor B Shares. The Companies have adopted a Distribution Plan pursuant to Rule 12b-1 with respect to each Money Market Fund's Investor A and Investor B Shares. This Distribution Plan provides that each Fund may pay Stephens, Selling Agents that have entered into a Sales Support Agreement with Stephens, or Servicing Agents that have entered into a Shareholder Servicing Agreement with the Funds up to 0.10% (on an annual basis) of the average daily net asset value of the Investor A and Investor B Shares of the Funds. In addition, the Companies have adopted a Shareholder Servicing Plan with respect to the Investor A and Investor B Shares of the Funds. Pursuant to the Shareholder Servicing Plan, each Fund may compensate or reimburse Servicing Agents that provide shareholder support services to their customers who own shares of a Fund. Payments under the Shareholder Servicing Plan will be calculated daily and paid monthly and may not exceed 0.25% (on an annual basis) of the average daily net assets of the Investor A and Investor B Shares of the Funds.

        Daily Shares. The Companies have adopted a Distribution Plan and a Shareholder Servicing Plan with respect to Daily Shares of the Money Market Funds. Pursuant to the Distribution Plan, the Funds may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Funds' Daily Shares. Payments under the Distribution Plan will be calculated daily and paid monthly at annual rates not to exceed 0.45% of the average daily net asset value of the Funds' Daily Shares. The Companies also have approved a Shareholder Servicing Plan for the Funds that permit the Funds to compensate Servicing Agents for services provided to their customers that own Daily Shares. Payments under the Shareholder Servicing Plan are calculated daily and paid monthly at annual rates not to exceed 0.25% of the average daily net asset value of the Funds' Daily Shares.

        Marsico Shares. Nations Fund, Inc. has adopted a Shareholder Administration Plan pursuant to which institutions provide shareholder administration services to their customers who from time to time beneficially own Marsico Shares of Nations Prime Fund. Payments under the Shareholder Administration Plan will be calculated daily and paid monthly and may not exceed 0.10% (on an annual basis) of the average daily net assets of the Marsico Shares of Nations Prime Fund. Nations Fund, Inc. has also adopted a Shareholder Servicing Plan with respect to the Marsico Shares of Nations Prime Fund. Pursuant to the Shareholder Servicing Plan, Nations Prime Fund may compensate or reimburse Servicing Agents that provide shareholder support services to their customers who own shares of the fund. Payments under the Shareholder Servicing Plan will be calculated daily and paid monthly and may not exceed 0.25% (on an annual basis) of the average daily net assets of the Marsico Shares of Nations Prime Fund.

        Reserves Money Market Funds.

        Trust Shares. Trust Shares of the Reserves Money Market Funds do not pay any fees under a Distribution Plan. Nations Institutional Reserves has adopted a Shareholder Servicing Plan with regard to the Trust Shares of the Funds. The Shareholder Servicing Plan provides that each Fund may pay Servicing Agents that have entered into a Shareholder Servicing Agreement with a Fund up to 0.10% (on an annual basis) of the average daily net asset value of the Trust Shares of the Funds.

        Investor Shares. Nations Institutional Reserves has adopted a Distribution Plan pursuant to Rule 12b-1 with respect to the Investor Shares of the Reserves Money Market Funds. Pursuant to the Distribution Plan, each Fund may pay Stephens for expenses incurred in connection with the marketing or distribution of the Fund's shares, including sales-related services provided by Selling Agents that have entered into a Sales Support Agreement with Stephens. Payments under the Distribution Plan will be calculated daily and paid monthly and may not exceed 0.10% (on an annual basis) of the average daily net assets of Investor Shares of the Funds. Nations Institutional Reserves has also adopted a Shareholder Servicing Plan with respect to the Investor Shares of the Funds. Pursuant to the Shareholder Servicing Plan, each Fund may compensate or reimburse Servicing Agents that provide shareholder support services to their customers who own shares of a Fund. Payments under the Shareholder Servicing Plan will be calculated daily and paid monthly and may not exceed 0.25% (on an annual basis) of the average daily net assets of the Investor Shares of the Funds.

        Market Shares. Nations Institutional Reserves has adopted a Distribution Plan pursuant to Rule 12b-1 with respect to the Market Shares of the Reserves Money Market Funds. Pursuant to the Distribution Plan, each Fund may pay Stephens for expenses incurred in connection with the marketing or distribution of the Fund's shares, including sales related services provided by Selling Agents that have entered into a Sales Support Agreement with Stephens. Payments under the Distribution Plan will be calculated daily and paid monthly and may not exceed 0.20% (on an annual basis) of the average daily net assets of the Market Shares of the Funds. Nations Institutional Reserves has also adopted a Shareholder Servicing Plan with respect to the Market Shares of the Funds. Pursuant to the Shareholder Servicing Plan, each Fund may compensate or reimburse Servicing Agents that provide shareholder support services to their customers who own shares of a Fund. Payments under the Shareholder Servicing Plan will be calculated daily and paid monthly and may not exceed 0.25% (on an annual basis) of the average daily net assets of the Market Shares of the Funds.

        Daily Shares. Nations Institutional Reserves has adopted a Distribution Plan pursuant to Rule 12b-1 with respect to the Daily Shares of the Reserves Money Market Funds. Pursuant to the Distribution Plan, each Fund may pay Stephens for expenses incurred in connection with the marketing or distribution of the Fund's shares, including sales related services provided by Selling Agents that have entered into a Sales Support Agreement with Stephens. Payments under the Distribution Plan will be calculated daily and paid monthly and may not exceed 0.35% (on an annual basis) of the average daily net assets of Daily Shares of a Fund. Nations Institutional Reserves has also adopted a Shareholder Servicing Plan with respect to the Daily Shares of the Funds. Pursuant to the Shareholder Servicing Plan, each Fund may compensate or reimburse Servicing Agents that provide shareholder support services to their customers who own shares of a Fund. Payments under the Shareholder Servicing Plan will be calculated daily and paid monthly and may not exceed 0.25% (on an annual basis) of the average daily net assets of the Daily Shares of the Funds.

        Marsico Shares. Nations Institutional Reserves has adopted an Administration Plan pursuant to which institutions provide administration support services to Servicing Agents whose customers own Marsico Shares of Nations Cash Reserves. Payments under the Administration Plan will be calculated daily and paid monthly and may not exceed 0.10% (on an annual basis) of the average daily net assets of the Marsico Shares of Nations Cash Reserves. In addition, Nations Cash Reserves has adopted a Shareholder Servicing Plan with respect to the Marsico Shares of the fund. Pursuant to the Shareholder Servicing Plan, Nations Cash Reserves may compensate or reimburse Servicing Agents that provide shareholder support services to their customers who own shares of the fund. Payments under the Shareholder Servicing Plan will be calculated daily and paid monthly and may not exceed 0.25% (on an annual basis) of the average daily net assets of the Marsico Shares of Nations Cash Reserves.

        Sales Loads, Shareholder Transactions and Services. Shares of the Money Market Funds and Reserves Money Market Funds are sold without any front-end or contingent deferred sales charges.

        It is anticipated that, assuming necessary approvals are obtained, that the purchase, redemption, exchange, dividend and other policies and procedures of the classes of the Reserves Money Market Funds will be similar to those of the corresponding classes of the Money Market Funds as of the closing of the Consolidation. [Please see Appendix ___ for more details concerning these policies and procedures].

        Federal Income Tax Consequences. Each Money Market Fund and Reserves Money Market Fund intends to qualify, as of the Closing, as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, each Money Market Fund and each corresponding Reserves Money Market Fund has been, and expects to continue to be, relieved of federal income tax liability.

        Consummation of the Consolidation with respect to each Money Market Fund and the corresponding Reserves Money Market Fund is subject to the condition that the Companies receive an opinion from Morrison & Foerster LLP substantially to the effect that, for federal income tax purposes: (i) the transfer of all of the assets and liabilities of the Money Market Fund to the corresponding Reserves Money Market Fund in exchange for the Reserves Money Market Fund shares, and the distribution of those shares to shareholders of the Money Market Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Money Market Fund and the Reserves Money Market Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code in respect of the Consolidation; (ii) no gain or loss will be recognized by the Money Market Fund upon the transfer of its assets and liabilities to the Reserves Money Market Fund solely in exchange for the Reserves Money Market Fund shares; (iii) no gain or loss will be recognized by the Money Market Fund upon the receipt of the assets and assumption of liabilities of the Money Market Fund solely in exchange for the Reserves Money Market Fund shares; (iv) the basis of the Money Market Fund's assets received by the pursuant to the Consolidation will be the same as the basis of those assets in the hands of the Money Market Fund immediately prior to the Consolidation; (v) the holding period of the Money Market Fund's assets in the hands of the Reserves Money Market Fund will include the period for which such assets have been held by the Money Market Fund; (vi) no gain or loss will be recognized by the Money Market Fund on the distribution to its shareholders of the Reserves Money Market Fund shares; (vii) no gain or loss will be recognized by the shareholders of the Money Market Fund upon their receipt of the Reserves Money Market Fund shares in exchange for such shareholders' shares of the Money Market Fund; (viii) the basis of the Reserves Money Market Fund shares received by the shareholders of the Money Market Fund will be the same as the basis of the Money Market Fund shares surrendered by such shareholders pursuant to the Consolidation; (ix) the holding period for the Reserves Money Market Fund shares received by a Money Market Fund shareholder will include the period during which such shareholders held the Money Market Fund shares surrendered in exchange therefor, provided that such Money Market Fund shares are held as a capital asset in the hands of the Money Market Fund shareholder on the date of the exchange; and (x) the Reserves Money Market Fund will succeed to and take into account the tax attributes described in Section 381(c) of the Code of the corresponding Money Market Fund as of the Closing Date, subject to the conditions and limitations specified in the Code.

        The opinion of Morrison & Foerster LLP will be based on the Code, applicable U.S. Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of the opinion. These laws and authorities are subject to change, possibly with retroactive effect. The opinion will also not address any state, local or foreign tax consequences of Consolidation. In addition, the Internal Revenue Service is not bound by the opinion, and neither of the Companies has requested or will request an advance ruling from the Internal Revenue Service as to any of the tax consequences of the Consolidation. Accordingly, the Internal Revenue Service could take different positions concerning the tax consequences of Consolidation and such positions could be sustained.

        Furthermore, a Money Market Fund shareholder's tax treatment of the Consolidation will vary depending upon its particular situation. A Money Market Fund shareholder may also be subject to special rules not addressed in the opinion of Morrison & Foerster LLP if it is a certain kind of shareholder of a Money Market Fund, including:

o   an insurance company;

o   a tax-exempt organization;

o   a financial institution or broker-dealer;

o   a person who is neither a citizen nor resident of the United States; or

o a holder of Money Market Fund shares as part of a hedge, straddle or conversion transaction.

        Money Market Fund shareholders are urged to consult with their own tax advisors regarding the particular tax consequences of the Consolidation to them, including the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

        Board Consideration. At a series of meetings held in the Spring of 1999, the Companies' Boards of Directors/Trustees considered and then unanimously voted to approve the Consolidation Agreement. In reviewing the proposed Consolidation, the Boards considered the potential impact of the Consolidation on each fund's shareholders. In particular, the Board considered the fact that certain redundancies were created because the Money Market Funds and the Reserves Money Market Funds were managed in a substantially similar manner. The Boards (with the advice and assistance of independent counsel) also reviewed, among other things: (1) the Consolidation as part of the proposed streamlining of all or a part of the Nations Funds family; (2) the future expected costs savings to fund shareholders as a result of the Consolidation; (3) the investment objective, policies and limitations of the Money Market Funds, their compatibility with those of the Reserves Money Market Funds and the relative performance of the funds; (4) the anticipated tax-free nature of the Consolidation; (5) the investment advisory and other fees paid by the funds, and the historical and projected expense ratios of the Money Market Funds as compared with those of the Reserves Money Market Funds, including the fact that total operating expense ratios (after fee waivers and/or expense reimbursements) would be, with one exception, the same for Money Market Funds and the Reserves Money Market Funds, and that a substantial majority of Money Market Fund classes involved in the Consolidation would experience lower total operating expense ratios (before any waivers and/or expense reimbursements) after the Consolidation; and (6) the fact that the customary expenses associated with the Consolidation would not be borne by fund shareholders. Based upon its evaluation of these factors, and in light of their fiduciary duties under federal and state law, the Companies' Boards of Directors/Trustees, including all of the non-interested members of the Boards, has determined that the proposed Consolidation is in the best interests of the shareholders of each fund and that the interests of the shareholders of the respective funds will not be diluted as a result of the Consolidation.

        The Companies' Boards of Directors/Trustees unanimously recommends that shareholders vote FOR the Consolidation Agreement.

        Other Information. The Consolidation may be abandoned at any time before the Closing upon the mutual consent of both funds. At any time before or (to the extent permitted by law) after approval of the agreement by the shareholders of the Money Market Funds (i) the parties may, by written agreement authorized by the Companies' Boards of Directors/Trustees and with or without the approval of their shareholders, amend any of the provisions of the Consolidation Agreement and (ii) either party may waive any default by the other party or the failure to satisfy any of the conditions to its obligations (the waiver to be in writing and authorized by the Companies Boards of Directors/Trustees with or without the approval of such party's shareholders).

                   III. INFORMATION RELATING TO VOTING MATTERS

        General Information. The Proxy/Prospectus is being furnished in connection with the solicitation of proxies for the Meeting by the Companies' Boards of Directors/Trustees. It is expected that the solicitation of proxies will be primarily by mail. Officers and agents of the Companies also may solicit proxies by telephone, telegraph or personal interview. Any third party retained to assist in the solicitation will be paid by NBAI or its affiliates. Any shareholder giving a proxy may revoke it at any time before it is exercised (i) by submitting to the relevant Company a written notice of revocation, (ii) by submitting to the relevant Company a subsequently executed proxy or by attending the Meeting and voting in person.

        Only shareholders of record at the close of business on May 13, 1999, will be entitled to vote at the Meeting. On that date, the following number of Money Market Fund shares were outstanding and entitled to be voted.

        Money Market Fund                       Shares Entitled to be Voted
        -----------------                       ---------------------------
        Nations Prime Fund
          Primary A shares                                 xx
          Primary B shares                                 xx
          Investor A shares                                xx
          Investor B shares                                xx
          Investor C shares                                xx
          Daily Shares                                     xx
          Marsico shares                                   xx

        Nations Treasury Fund
          Primary A shares                                 xx
          Primary B shares                                 xx
          Investor A shares                                xx
          Investor B shares                                xx
          Investor C shares                                xx
          Daily Shares                                     xx

        Nations Tax-Exempt Fund
          Primary A shares                                 xx
          Primary B shares                                 xx
          Investor A shares                                xx
          Investor B shares                                xx
          Investor C shares                                xx
          Daily Shares                                     xx

        Nations Government Money Market Fund
          Primary A shares                                 xx
          Primary B shares                                 xx
          Investor A shares                                xx
          Investor B shares                                xx
          Investor C shares                                xx
          Daily Shares                                     xx

        Each whole and fractional share is entitled to a whole or fractional vote.

        If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting.

        Significant Shareholders. As of May 13, 1999, the officers and Directors show of the Company as a group owned less than 1% of any of the funds. The tables below show the name, address and share ownership of each person known to the Company to have beneficial or record ownership with respect to 5% or more of a class of a fund as of May 13, 1999.

                                           Class; Amount                            Percentage
                    Name and               of Shares         Percentage  Percentage of Fund
Fund                Address                Owned;             of Class    of Fund   Post-Closing
                                           Type of Ownership
------------------- ---------------------- ---------------   ----------- ---------- ---------

------------------- ---------------------- ---------------   ----------- ---------- ---------

------------------- ---------------------- ---------------   ----------- ---------- ---------

        For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class.

        Quorum. In the event that a quorum is not present at the Meeting, or in the event that a quorum is present at the Meeting but sufficient votes to approve the Consolidation Agreement are not received, one or more adjournment(s) may be proposed to permit further solicitation of proxies. For Nations Fund, Inc., any adjourned session or sessions may be held, after the date set for the original Meeting without notice except announcement at the Meeting, but, under Maryland law, no more than 120 days after the record date. For Nations Fund Trust, any adjourned session or sessions may be held, after the date set for the original Meeting without notice except announcement at the Meeting but, under its Declaration of Trust and By-Laws, may adjourn for a reasonable period after the date of the Meeting. Any such adjournment(s) will require the affirmative vote of a majority of those shares affected by the adjournment(s) that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the particular proposal for which a quorum exists in favor of such adjournment(s), and will vote those proxies required to be voted AGAINST such proposal against any adjournment(s).

        A quorum is constituted with respect to the Money Market Funds by the presence in person or by proxy of the holders of more than one-third of the outstanding shares of the Money Market Funds entitled to vote at the Meeting. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions will be treated as shares that are present at the Meeting but which have not been voted. Abstentions will have the effect of a "no" vote for purposes of obtaining the requisite approvals of the Consolidation Agreement. Broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated the same way as abstentions.

        Annual Meetings and Shareholder Meetings. The Companies do not presently intend to hold annual meetings of shareholders for the election of directors and other business unless otherwise required by the 1940 Act. Under certain circumstances, however, holders of at least 10% of the outstanding shares of the Money Market Funds have the right to call a meeting of shareholders.

        Shareholder Approval. The Consolidation Agreement is being submitted for approval at the Meeting by the Money Market Fund's shareholders pursuant to the Nations Fund, Inc.'s Articles of Incorporation and By-Laws and Nations Fund Trust's Declaration of Trust and By-Laws, and was unanimously approved by the Companies' Boards of Directors/Trustees. The Consolidation Agreement must be approved by a majority of a Money Market Fund's shares voted at the meeting.

        With respect to the approval of the Consolidation Agreement, the term "majority of the outstanding shares" of a Money Market Fund means more than 50% of the shares of the Money Market Fund voted at the Meeting. A vote of the shareholders of the Reserves Money Market Funds is not being solicited, since their approval or consent is not necessary for the Consolidation.

        For shareholders of Nations Prime Fund and Nations Treasury Fund: The Consolidation Agreement contemplates the dissolution of Nations Fund, Inc. Accordingly, a vote for the Consolidation Agreement includes a vote for the dissolution of Nations Fund, Inc. The dissolution of Nations Fund, Inc. must be approved by a majority of the outstanding shares of all of the mutual funds of Nations Fund, Inc., including those mutual funds not part of this Proxy/Prospectus. Separate proxy solicitation materials are being mailed to the shareholders of all other series of Nations Fund, Inc. seeking the approval of similar proposals.


        Other Business. The Company's Board of Directors knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                             IV. OTHER INFORMATION

        How to Obtain Additional Information About The Funds. Additional information about each Fund is included in its most recent prospectus and statement of additional information. You may obtain a prospectus or statement of additional information without charge by calling 1-800-321-7854 or by writing the Companies at: Nations Fund, Inc./Nations Fund Trust, c/o Stephens Inc., NationsBank, One Bank of America Plaza, 33rd Floor, Charlotte, North Carolina 28255.

        This Proxy/Prospectus is accompanied by a current prospectus for the Reserves Money Market Funds.

        Reports and other information filed by the Companies can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

        The information contained in each fund's prospectus is incorporated by reference into this Proxy/Prospectus.

        Financial Statements. The audited financial statements and financial highlights for the Funds for the fiscal year ended March 31, 1999, and the independent accountants report thereon, are incorporated by reference into the Statement of Additional Information related to this Proxy/Prospectus. The Financial Highlights included therein are incorporated by reference into this Proxy/Prospectus.

         Shareholder Inquiries. For additional information call 1-800-652-5096 or write to the Companies at the address on the cover page of this Proxy/Prospectus.

                                      * * *

        SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO MARK, SIGN AND DATE THE ENCLOSED PROXY AND RETURN IT BY TELEFACSIMILE (FRONT AND BACK) AT (704) 388-2641 OR IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                   APPENDIX I













                          FORM OF AGREEMENT AND PLAN OF

                                  CONSOLIDATION

                                       FOR

                   NATIONS FUND TRUST, NATIONS FUND, INC. AND

                         NATIONS INSTITUTIONAL RESERVES








                                  June 9, 1999

        This AGREEMENT AND PLAN OF CONSOLIDATION (the "Agreement") is made as of this ____ day of June, 1999 by: Nations Fund Trust (the "Trust"), a Massachusetts business trust, for itself and on behalf of Nations Government Money Market Mutual Fund and Nations Tax-Exempt Fund; Nations Fund, Inc. (the "Company"), a Maryland corporation, for itself and on behalf of Nations Prime Fund and Nations Treasury Fund; and Nations Institutional Reserves ("Reserves"), a Massachusetts business trust, for itself and on behalf of Nations Cash Reserves, Nations Treasury Reserves, Nations Municipal Reserves and Nations Government Reserves.

        WHEREAS, the Trust, the Company and Reserves are open-end management investment companies registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act");

        WHEREAS, the parties desire that the Fund Assets and Liabilities (as defined below) of the Nations Prime Fund, Nations Treasury Fund, Nations Tax-Exempt Fund and Nations Government Money Market Fund (collectively, the "Acquired Funds") be conveyed to and be acquired and assumed, respectively, by Nations Cash Reserves, Nations Treasury Reserves, Nations Municipal Reserves and Nations Government Reserves (collectively, the "Acquiring Funds") in exchange for shares of equal U.S. dollar value of such Acquiring Fund which shall thereafter promptly be distributed to the shareholders of the corresponding Acquired Fund in connection with its liquidation as described in this Agreement and set forth in Schedule A attached hereto (the "Consolidation"); and

        WHEREAS, the parties intend that the Consolidation qualify as a "reorganization," within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and that the Acquiring Funds and the Acquired Funds will each be a "party to a reorganization," within the meaning of
Section 368(b) of the Code, with respect to the Consolidation.

        NOW, THEREFORE, in accordance with the terms and conditions described herein, the Acquired Funds and Acquiring Funds shall be consolidated as follows:

        1. Conveyance of Fund Assets and Liabilities of the Acquired Funds.

           (a) Except as provided below, at the Effective Time of the Consolidation (as defined in Section 8) all assets of every kind, and all interests, rights, privileges and powers of the Acquired Funds (the "Fund Assets"), subject to all liabilities of the Acquired Funds existing as of the Effective Time of the Consolidation (the "Liabilities"), shall be transferred by each Acquired Fund to each corresponding Acquiring Fund and shall be accepted and assumed by such Acquiring Fund, as more particularly set forth in this Agreement, such that at and after the Effective Time of the Consolidation: (i) all Fund Assets of the Acquired Funds shall become the assets of the Acquiring Funds; and (ii) all Liabilities of the Acquired Funds shall attach to the Acquiring Funds, enforceable against the Acquiring Funds to the same extent as if originally incurred by it.

           (b) It is understood and agreed that the Fund Assets shall include all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued) and receivables (including dividend and interest receivables) owned or exercisable by the Acquired Funds, and any deferred or prepaid expenses shown as an asset on the Acquired Funds' books, that the Liabilities of the Acquired Funds shall include all liabilities, whether known or unknown, accrued or unaccrued, absolute or contingent, in all cases, existing at the Effective Time of the Consolidation.

           (c) At least fifteen (15) business days prior to the Closing Date (as defined in Section 8), the Acquired Funds will provide to, or cause to be provided to, the Acquiring Funds, a schedule of its securities, other assets and its known liabilities. It is understood and agreed that the Acquired Funds may sell any of the securities or other assets shown on such schedule prior to the Effective Time of the Consolidation but will not, without the prior approval of the Acquiring Funds, acquire any additional securities other than securities that the Acquiring Funds is not permitted to purchase in accordance with its stated investment objective and policies. At least ten (10) business days prior to the Closing Date, the Acquiring Funds will advise the Acquired Funds of any investments of the Acquired Funds shown on such schedule that the Acquiring Funds would not be permitted to hold, pursuant to its stated investment objective and policies or otherwise. The Acquired Funds, if requested by the Acquiring Funds, will dispose of any such securities prior to the Closing Date to the extent practicable and consistent with applicable legal requirements. In addition, if it is determined that the investment portfolios of the Acquired Funds and Acquiring Funds, when aggregated, would contain investments exceeding certain percentage limitations applicable to the Acquiring Funds, the Acquired Funds, if requested by the Acquiring Funds, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Effective Time of the Consolidation.

           (d) The Fund Assets shall be transferred and conveyed to the Acquiring Funds on the following basis:

               (1)In exchange for the transfer of the Fund Assets, the Acquiring
                  Funds shall simultaneously issue to the Acquired Funds at the Effective Time of the Consolidation full and fractional Shares of the Acquiring Funds, as set forth in Schedule A attached hereto, having an aggregate net asset value equal to the net value of the Fund Assets minus Liabilities so conveyed and assumed, all determined in accordance with this Agreement. In this regard, the number of full and fractional shares of the Acquiring Funds delivered to the Acquired Funds shall be determined by dividing the value of the Fund Assets minus Liabilities, computed in the manner and as of the time and date set forth in this Agreement, by the net asset value of one Acquiring Funds share of such designated class, computed in the manner and as of the time and date set forth in this Agreement.

               (2)The net asset value of shares to be delivered by the Acquiring
                  Funds, and the net value of the Fund Assets minus Liabilities to be conveyed by the Acquired Funds and assumed by the Acquiring Funds, shall, in each case, be determined as of the Valuation Time as defined in Section 3. The net asset value of Shares of the Acquiring Funds shall be computed in accordance with its then current valuation procedures. In determining the value of the Fund Assets, each security to be included in the Fund Assets shall be priced in accordance with the Acquiring Funds' then current valuation procedures.

        2. Liquidation of the Acquired Funds. At the Effective Time of the Consolidation, the Acquired Funds shall make a liquidating distribution to their shareholders as follows: Shareholders of record of the Acquired Funds shall be credited with full and fractional shares of the respective Shares that are issued by the Acquiring Funds in connection with the Consolidation corresponding to the Acquired Funds shares that are held of record by the shareholder at the Effective Time of the Consolidation. Each such shareholder also shall have the right to receive any unpaid dividends or other distributions which were declared before the Effective Time of the Consolidation with respect to the Acquired Funds shares that are held of record by the shareholder at the Effective Time of the Consolidation, and Reserves shall record on its books the ownership of the respective Acquiring Funds shares by such shareholders (the "Transferor Record Holders"). All of the issued and outstanding shares of the Acquired Funds at the Effective Time of the Consolidation shall be redeemed and canceled on the books of Reserves at such time. As soon as reasonably possible after the Effective Time of the Consolidation, the Trust and the Company shall wind up the affairs of their respective Acquired Funds and shall file any final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings, with respect to the Acquired Funds, and also shall take all other steps as are necessary and proper to effect the termination or declassification of the Acquired Funds in accordance with all applicable laws.

        3. Valuation Time. The "Valuation Time" shall be the time as of which the net asset value of each class of shares of each of the Acquired Funds and the Acquiring Funds is determined pursuant to their respective valuation procedures on the Closing Date or such earlier or later time as may be mutually agreed to in writing by the parties hereto.

        4. Certain Representations, Warranties and Agreements of the Trust on behalf of its Acquired Funds. The Trust, on behalf of itself and, where appropriate, its respective Acquired Funds, represents and warrants to, and agrees with, Reserves on behalf of the corresponding Acquiring Funds as follows, with such representations, warranties and agreements made on behalf of the Acquired Funds on a several (and not joint, or joint and several) basis:

           (a) The Trust is a business trust, duly created, validly existing and in good standing under the laws of the Commonwealth of Massachusetts. The Trust is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

           (b) The Trust has the power to own all of its properties and assets and to consummate the transactions contemplated herein, and has all necessary federal, state and local authorizations to carry on its business as now being conducted and to consummate the transactions contemplated by this Agreement.

           (c) This Agreement has been duly authorized by the Board of Trustees of the Trust on behalf of its respective Acquiring Funds, and has been executed and delivered by duly authorized officers of the Trust, and represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Agreement does not, and, subject to the approval of shareholders referred to in Section 6, the consummation of the transactions contemplated by this Agreement will not, violate the Declaration of Trust or By-Laws of the Trust, or any material agreement or arrangement to which the Trust is a party or by which it is bound.

           (d) The Trust's Acquired Funds have elected to qualify and have qualified as regulated investment companies under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, as of and since their first taxable year; have been regulated investment companies under such Part of the Code at all times since the end of their first taxable year when they so qualified; and qualify and shall continue to qualify as regulated investment companies for their taxable year ending upon its liquidation.

           (e) The Trust has valued, and will continue to value, the portfolio securities and other assets of its Acquired Funds in accordance with applicable legal requirements.

           (f) The proxy materials included within the Registration Statement on Form N-14 (the "N-14 Registration Statement") from its effective date with the SEC, through the time of the shareholders meeting referred to in Section 6 and the Effective Time of the Consolidation, insofar as they relate to the Trust, (i) shall comply in all material respects with the provisions of the Securities Exchange Act of 1934 as amended (the "1934 Act") and the 1940 Act, the rules and regulations thereunder, and state securities laws, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

           (g) All of the issued and outstanding shares of the Trust's Acquired Funds have been validly issued and are fully paid and non-assessable, and were offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws.

           (h) The Trust shall operate the business of its Acquired Funds in the ordinary course between the date hereof and the Effective Time of the Consolidation, it being agreed that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable in anticipation of the Consolidation. Notwithstanding anything herein to the contrary, the Trust may take all appropriate action necessary in order for the Trust to receive the opinion provided for in Sections 9(e) and 10(g).

           (i) At the Effective Time of the Consolidation, the Trust's Acquired Funds will have good and marketable title to the Fund Assets and full right, power and authority to assign, deliver and otherwise transfer such assets.

           (j) At the Effective Time of the Consolidation, all federal and other tax returns and reports of the Acquired Funds required by law to have been filed by such time shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best knowledge of management of the Trust, no such return or report shall be currently under audit and no assessment shall have been asserted with respect to such returns or reports.

        5. Certain Representations, Warranties and Agreements of the Company on behalf of its Acquired Funds. The Company, on behalf of itself and, where appropriate, its respective Acquired Funds, represents and warrants to, and agrees with, Reserves on behalf of the corresponding Acquiring Funds as follows, with such representations, warranties and agreements made on behalf of the Acquired Funds on a several (and not joint, or joint and several) basis:

           (a) The Company is a corporation, duly created, validly existing and in good standing under the laws of the State of Maryland. The Company is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

           (b) The Company has the power to own all of its properties and assets and to consummate the transactions contemplated herein, and has all necessary federal, state and local authorizations to carry on its business as now being conducted and to consummate the transactions contemplated by this Agreement.

           (c) This Agreement has been duly authorized by the Board of Directors of the Company on behalf of its respective Acquiring Funds, and has been executed and delivered by duly authorized officers of the Company, and represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Agreement does not, and, subject to the approval of shareholders referred to in Section 7, the consummation of the transactions contemplated by this Agreement will not, violate the Articles of Incorporation or By-Laws of the Company, or any material agreement or arrangement to which the Company is a party or by which it is bound.

           (d) The Company's Acquired Funds have elected to qualify and have qualified as regulated investment companies under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, as of and since their first taxable year; have been regulated investment companies under such Part of the Code at all times since the end of their first taxable year when they so qualified; and qualify and shall continue to qualify as regulated investment companies for their taxable year ending upon its liquidation.

           (e) The Company has valued, and will continue to value, the portfolio securities and other assets of its Acquired Funds in accordance with applicable legal requirements.

           (f) The proxy materials included within the Registration Statement on Form N-14 (the "N-14 Registration Statement") from its effective date with the SEC, through the time of the shareholders meeting referred to in Section 7 and the Effective Time of the Consolidation, insofar as they relate to the Company, (i) shall comply in all material respects with the provisions of the Securities Exchange Act of 1934 as amended (the "1934 Act") and the 1940 Act, the rules and regulations thereunder, and state securities laws, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

           (g) All of the issued and outstanding shares of the Company's Acquired Funds have been validly issued and are fully paid and non-assessable, and were offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws.

           (h) The Company shall operate the business of its Acquired Funds in the ordinary course between the date hereof and the Effective Time of the Consolidation, it being agreed that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable in anticipation of the Consolidation. Notwithstanding anything herein to the contrary, the Company may take all appropriate action necessary in order for the Company to receive the opinion provided for in Sections 9(e) and 10(g).

           (i) At the Effective Time of the Consolidation, the Company's Acquired Funds will have good and marketable title to the Fund Assets and full right, power and authority to assign, deliver and otherwise transfer such assets.

           (j) At the Effective Time of the Consolidation, all federal and other tax returns and reports of the Acquired Funds required by law to have been filed by such time shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best knowledge of management of the Company, no such return or report shall be currently under audit and no assessment shall have been asserted with respect to such returns or reports.


        6. Certain Representations, Warranties and Agreements of Reserves on behalf of the Acquiring Funds. Reserves, on behalf of itself and where appropriate, the Acquiring Funds, represents and warrants to, and agrees with each of the Trust and the Company on behalf of their respective Acquired Funds as follows, with such representations, warranties and agreements made on behalf of the Acquiring Funds on a several (and not joint, or joint and several) basis:

           (a) Reserves is a business trust duly created, validly existing and in good standing under the laws of the Commonwealth or Massachusetts. Nations Portfolios is registered with the SEC as an open-end management investment company under the 1940 Act and such registration is in full force and effect.

           (b) Reserves has the power to own all of its properties and assets and to consummate the transactions contemplated herein, and has all necessary federal, state and local authorizations to carry on its business as now being conducted and to consummate the transactions contemplated by this Agreement.

           (c) This Agreement has been duly authorized by the Board of Trustees of Reserves on behalf of the Acquiring Funds, and executed and delivered by duly authorized officers of Reserves, and represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Agreement does not, and the consummation of the transactions contemplated by this Agreement will not, violate the Articles of Incorporation or By-Laws of Nations Portfolios or any material agreement or arrangement to which it is a party or by which it is bound.

           (d) The Acquiring Funds has elected to qualify and has qualified as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, as of and since its first taxable year; has been a regulated investment company under such Part of the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a regulated investment company for its current taxable year.

           (e) Nations Portfolios has valued, and will continue to value, the portfolio securities and other assets of the Acquiring Funds in accordance with applicable legal requirements.

           (f) The N-14 Registration Statement, including the proxy materials contained therein, from its effective date with the SEC through the time of the shareholders meeting referred to in Section 6 and at the Effective Time of the Consolidation, insofar as it relates to Nations Portfolios, or the Acquiring Funds, or the Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares or Investor C Shares of the Acquiring Funds to be issued pursuant thereto (i) shall comply in all material respects with the provisions of the Securities Act of 1933, as amended, (the "1933 Act"), the 1934 Act and the 1940 Act, the rules and regulations thereunder, and state securities laws, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

           (g) The shares of the Acquiring Funds to be issued and delivered to the Acquired Funds for the account of the shareholders of the Acquired Funds, pursuant to the terms hereof, shall have been duly authorized as of the Effective Time of the Consolidation and, when so issued and delivered, shall be duly and validly issued, fully paid and non-assessable, and no shareholder of the Acquiring Funds shall have any preemptive right of subscription or purchase in respect thereto.

           (h) All of the issued and outstanding shares of the Acquiring Funds have been validly issued and are fully paid and non-assessable, and were offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws.

           (i) Nations Portfolios shall operate the business of the Acquiring Funds in the ordinary course between the date hereof and the Effective Time of the Consolidation, except that Nations Portfolios shall complete all measures in respect of the Acquiring Funds prior to the Effective Time of the Consolidation to ensure that the Consolidation does not qualify as a "reorganization" within the meaning of Section 368 of the Code, regardless of whether such measures are in the ordinary course. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable in anticipation of the Consolidation.

           (j) At the Effective Time of the Consolidation, all federal and other tax returns and reports of the Acquiring Funds required by law to have been filed by such time shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best knowledge of management of Nations Portfolios, no such return or report shall be currently under audit and no assessment shall have been asserted with respect to such returns or reports.

        7. Shareholder Action. As soon as practicable after the effective date of the N-14 Registration Statement each the Trust and the Company shall hold a meeting(s) of the shareholders of each's respective Acquired Funds for the purpose of considering and voting upon:

           (a) approval of this Agreement and the Consolidation contemplated hereby; and

           (b) such other matters as may be determined by the Board of Directors of the Company or the Board of Trustees of the Trust.

        8. Regulatory Filings. As soon as practicable, each of the Trust and the Company shall file an N-14 Registration Statement with the SEC, which shall include all proxy materials required in connection with the Acquired Funds shareholder approval referenced in Section 7, and, where required, with appropriate state securities regulatory authorities.

        9. Closing Date, Effective Time of the Consolidation. The "Closing Date" shall be August 20, 1999, or such earlier or later date as may be mutually agreed in writing by the parties hereto. Delivery of the Fund Assets and the shares of the Acquiring Funds to be issued pursuant to Section 1 and the liquidation of the Acquired Funds pursuant to Section 2 shall occur on the day following the Closing Date, whether or not such day is a business day, or on such other date, and at such place and time, as may be mutually agreed in writing, by the parties hereto. The date and time at which such actions are taken are referred to herein as the "Effective Time of the Consolidation." To the extent any Fund Assets are, for any reason, not transferred at the Effective Time of the Consolidation, the Trust and the Company shall cause such Fund Assets to be transferred in accordance with this Agreement at the earliest practicable date thereafter.

        10.Conditions to the Trust's Obligations on Behalf of its Acquired
           Funds. The obligations of the Trust hereunder shall be subject to the following conditions precedent:

           (a) This Agreement and the Consolidation shall have been approved by the Board of Trustees of the Trust and by a majority of the shareholders of its Acquired Funds in the manner required by applicable law and this Agreement.

           (b) All representations and warranties of the Trust made in this Agreement shall be true and correct in all material respects as if made at and as of the Valuation Time and the Effective Time of the Consolidation.

           (c) The Trust shall have delivered a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Funds made in this Agreement are true and correct at and as of the Valuation Time and that, to the best of its knowledge, the Fund Assets include only assets which the Trust's Acquiring Funds may properly acquire under its investment objectives, policies and limitations and may otherwise be lawfully acquired by such Acquiring Funds.

           (d) The Trust shall have received an opinion of Morrison & Foerster LLP, as counsel to the Trust in form reasonably satisfactory to Reserves and dated the Closing Date, substantially to the effect that (i) the Trust is a business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts; (ii) the shares of the corresponding Acquiring Funds to be delivered to the Trust's Acquired Funds as provided for by this Agreement are duly authorized and upon delivery will be validly issued, fully paid and non-assessable by the Trust;
               (iii) this Agreement has been duly authorized, executed and delivered by the Trust, and represents a legal, valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and such counsel shall express no opinion with respect to the application of equitable principles in any proceeding whether at law or in equity; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Declaration of Trust or By-Laws of the Trust or any material contract known to such counsel to which the Trust is a party or by which it is bound; and (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under those Acts and such as may be required by state securities laws or such as may be required subsequent to the Effective Time of the Consolidation. Such opinion may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to Reserves.

           (e) The Trust shall have received an opinion of Morrison & Foerster LLP, based upon reasonable representations made in certificates provided by the Trust, its affiliates and/or principal shareholders of the Trust's Acquired Funds and/or the corresponding Acquiring Funds, addressed to the Trust in a form reasonably satisfactory to them, and dated the Closing Date, with respect to the matters specified in Subsection 11(g).

           (f) The Trust shall have received (i) a memorandum addressed to the Trust, in a form reasonably satisfactory to them, prepared by Morrison & Foerster LLP, or another person approved by the parties, concerning the registration of shares to be issued by Trust pursuant to this Agreement under applicable state securities laws or the exemption from registration under such laws, and (ii) assurance reasonably satisfactory to it that all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated by this Agreement have been obtained.

           (g) The N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness shall have been instituted, or to the knowledge of the Trust, contemplated by the SEC.

           (h) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

           (i) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

           (j) The Trust on behalf of the Acquired Funds shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by it prior to or at the Valuation Time and the Effective Time of the Consolidation.

           (k) The Trust shall have received a duly executed instrument whereby the corresponding Acquiring Funds assume all of the liabilities of the Trust's Acquired Funds.

        11.Conditions to the Company's Obligations on Behalf of its Acquired
           Funds. The obligations of the Company hereunder shall be subject to the following conditions precedent:

           (a) This Agreement and the Consolidation shall have been approved by the Board of Directors of the Company and by a majority of the shareholders of its Acquired Funds in the manner required by applicable law and this Agreement.

           (b) All representations and warranties of the Company made in this Agreement shall be true and correct in all material respects as if made at and as of the Valuation Time and the Effective Time of the Consolidation.

           (c) The Company shall have delivered a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Funds made in this Agreement are true and correct at and as of the Valuation Time and that, to the best of its knowledge, the Fund Assets include only assets which the Company's Acquiring Funds may properly acquire under its investment objectives, policies and limitations and may otherwise be lawfully acquired by such Acquiring Funds.

           (d) The Company shall have received an opinion of Morrison & Foerster LLP, as counsel to the Company in form reasonably satisfactory to Reserves and dated the Closing Date, substantially to the effect that (i) the Company is a business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts; (ii) the shares of the corresponding Acquiring Funds to be delivered to the Company's Acquired Funds as provided for by this Agreement are duly authorized and upon delivery will be validly issued, fully paid and non-assessable by the Company;
               (iii) this Agreement has been duly authorized, executed and delivered by the Company, and represents a legal, valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and such counsel shall express no opinion with respect to the application of equitable principles in any proceeding whether at law or in equity; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Articles of Incorporation or By-Laws of the Company or any material contract known to such counsel to which the Company is a party or by which it is bound; and (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Company of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under those Acts and such as may be required by state securities laws or such as may be required subsequent to the Effective Time of the Consolidation. Such opinion may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to Reserves.

           (e) The Company shall have received an opinion of Morrison & Foerster LLP, based upon reasonable representations made in certificates provided by the Company, its affiliates and/or principal shareholders of the Company's Acquired Funds and/or the corresponding Acquiring Funds, addressed to the Company in a form reasonably satisfactory to them, and dated the Closing Date, with respect to the matters specified in Subsection 11(g).

           (f) The Company shall have received (i) a memorandum addressed to the Company, in a form reasonably satisfactory to them, prepared by Morrison & Foerster LLP, or another person approved by the parties, concerning the registration of shares to be issued by Company pursuant to this Agreement under applicable state securities laws or the exemption from registration under such laws, and (ii) assurance reasonably satisfactory to it that all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated by this Agreement have been obtained.

           (g) The N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness shall have been instituted, or to the knowledge of the Company, contemplated by the SEC.

           (h) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

           (i) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

           (j) The Company on behalf of the Acquired Funds shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by it prior to or at the Valuation Time and the Effective Time of the Consolidation.

           (k) The Company shall have received a duly executed instrument whereby the corresponding Acquiring Funds assume all of the liabilities of the Company's Acquired Funds.

        12.Conditions to Reserves's Obligations on behalf of the Acquiring
           Funds. The obligations of Reserves hereunder shall be subject to the following conditions precedent:

           (a) This Agreement and the Consolidation shall have been approved by the Board of Trustees of Reserves on behalf of the Acquiring Funds and by a majority of the shareholders of the Acquired Funds in the manner required by applicable law and this Agreement.

           (b) Reserves shall have delivered to each of the Trust and the Company a statement of assets and liabilities of the Acquired Funds, showing the tax costs of such securities by lot and the holding periods of such securities, as of the Valuation Time, certified by the Treasurer or Assistant Treasurer of Nations Reserves as having been prepared in accordance with generally accepted accounting principles consistently applied.

           (c) Reserves shall have duly executed and delivered to each of the Trust and the Company such bills of sale, assignments, certificates and other instruments of transfer ("Transfer Documents") as the Trust and/or the Company may deem necessary or desirable to transfer all of the Acquired Funds' right, title and interest in and to the Fund Assets.

           (d) All representations and warranties of Reserves made in this Agreement shall be true and correct in all material respects as if made at and as of the Valuation Time and the Effective Time of the Consolidation.

           (e) Reserves shall have delivered a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to each of the Trust and the Company and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Funds made in this Agreement are true and correct at and as of the Valuation Time.

           (f) Reserves shall have received an opinion of Morrison & Foerster LLP, as counsel to Reserves, in a form reasonably satisfactory to the Trust and the Company and dated the Closing Date, substantially to the effect that (i) Reserves is a business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts; (ii) this Agreement has been duly authorized, executed and delivered by Reserves and represents a legal, valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and such counsel shall express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity; (iii) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Declaration of Trust or By-Laws of Reserves or any material contract known to such counsel to which Reserves is a party or by which it is bound; and (iv) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Reserves of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under those Acts and such as may be required under the state securities laws or such as may be required subsequent to the Effective Time of the Consolidation. Such opinion may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to Reserves.

           (g) Reserves shall have received an opinion of Morrison & Foerster LLP, based upon reasonable representations made in certificates provided by Reserves, its affiliates and/or principal shareholders of the Acquired Funds and/or the Acquiring Funds, addressed to Reserves in a form reasonably satisfactory to the Trust and the Company, and dated the Closing Date, substantially to the effect that, for federal income tax purposes, the Consolidation will qualify as a "reorganization," within the meaning of Section 368(a) of the Code, and the Acquired Funds and the Acquiring Funds will each be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to the Consolidation.

           (h) The Fund Assets to be transferred to the Acquiring Funds under this Agreement shall include no assets which the Acquiring Funds may not properly acquire pursuant to its investment objectives, policies or restrictions or may not otherwise lawfully acquire.

           (i) The N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Reserves, contemplated by the SEC.

           (j) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

           (k) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

           (l) Reserves on behalf of the Acquiring Funds shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by it prior to or at the Valuation Time and the Effective Time of the Consolidation.

        13.Survival of Representations and Warranties. The representations and warranties of Reserves on behalf of the Acquiring Funds set forth in this Agreement shall survive the delivery of the Fund Assets to the Acquiring Funds and the issuance of the shares of the Acquiring Funds at the Effective Time of the Consolidation.

        14.Termination of Agreement. This Agreement may be terminated by a party at or, in the case of Subsection 12(c), below, at any time prior to, the Effective Time of the Consolidation by a vote of a majority of its Board members as provided below:

           (a) By Reserves on behalf of the Acquiring Funds if the conditions set forth in Section 10 and 11 are not satisfied as specified in said Section;

           (b) By the Trust on behalf of its Acquired Funds if the conditions set forth in Section 12 are not satisfied as specified in said Section;

           (c) By the Company on behalf of its Acquired Funds if the conditions set forth in Section 12 are not satisfied as specified in said Section; and

           (c) By mutual written consent of Reserves, the Company and the Trust.

        15.Governing Law. This Agreement and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Maryland, except to the extent preempted by federal law.

        16.Brokerage Fees and Expenses.

           (a) Reserves represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

           (b) NationsBanc Advisors, Inc. or its affiliates will be responsible for the customary expenses related to entering into and carrying out the provisions of this Agreement, whether or not the transactions contemplated hereby are consummated.

        17.Amendments

           This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust, acting on behalf of its Acquired Funds or the Company, acting on behalf of its Acquired Funds, and Reserves, acting on behalf of the Acquiring Funds; provided, however, that following the meetings of the shareholders of the Acquired Funds, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Funds to be issued to the Transferor Record Holders under this Agreement to the detriment of such Transferor Record Holders, or otherwise materially and adversely affecting the Acquired Funds, without the Acquired Funds obtaining its shareholders' further approval.

           At any time prior to or (to the fullest extent permitted by law) after approval of this Agreement by the shareholders of the Acquired Funds, the Trust on behalf of its Acquired Funds, or the Company, on behalf of its Acquiring Funds, may waive any breach by Reserves, on behalf of the Acquiring Funds, or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing and signed by an officer of such registered investment companies).

           At any time prior to or (to the fullest extent permitted by law) after approval of this Agreement by the shareholders of the Acquired Funds, Reserves, on behalf of the Acquiring Funds, may waive any breach by the Trust on behalf of its Acquired Funds, or the Company, on behalf of its Acquiring Funds, or the failure to satisfy any of the conditions to either of their obligations (such waiver to be in writing and signed by an officer of such registered investment companies).


        18.    Counterparts

           This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

        IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their duly authorized officers designated below as of the date first written above.


                        NATIONS FUND, INC.
                        On behalf of its Acquired Funds identified on Schedule A


                        By:____________________________________________

                        Richard H. Blank, Jr.
                        Secretary and Treasurer



                        NATIONS FUND TRUST
                        On behalf of its Acquired Funds identified on Schedule A


                        By:____________________________________________

                        Richard H. Blank, Jr.
                        Secretary and Treasurer



                        NATIONS INSTITUTIONAL RESERVES
                        On behalf of its Acquiring Funds identified on Schedule A


                        By:____________________________________________

                        Richard H. Blank, Jr.
                        Secretary and Treasurer

                                   SCHEDULE A




       SHAREHOLDERS OWNING SHARES OF THE            WOULD RECEIVE SHARES OF THE
       FOLLOWING TRUST'S ACQUIRED FUNDS             FOLLOWING RESERVES ACQUIRING
       AND CLASSES:                                 FUNDS AND CLASSES:

       Nations Gov't Money Market Fund              Nations Government Reserves
         Primary A Shares                              Trust Shares
         Primary B Shares                              Investor Shares
         Investor A Shares                             Market Shares
         Investor B Shares                             Investor Shares
         Investor C Shares                             Investor Shares
         Daily Shares                                  Daily Shares

       Nations Tax-Exempt Fund                      Nations Municipal Reserves
         Primary A Shares                              Trust Shares
         Primary B Shares                              Investor Shares
         Investor A Shares                             Market Shares
         Investor B Shares                             Investor Shares
         Investor C Shares                             Investor Shares
         Daily Shares                                  Daily Shares



       SHAREHOLDERS OWNING SHARES OF THE            WOULD RECEIVE SHARES OF THE
       FOLLOWING COMPANY'S ACQUIRED                 FOLLOWING RESERVES ACQUIRING
       FUNDS AND CLASSES:                           FUNDS AND CLASSES:

       Nations Prime Fund                           Nations Cash Reserves
         Primary A Shares                              Trust Shares
         Primary B Shares                              Investor Shares
         Investor A Shares                             Market Shares
         Investor B Shares                             Investor Shares
         Investor C Shares                             Investor Shares
         Daily Shares                                  Daily Shares
         Marsico Class                                 Marsico Class

       Nations Treasury Fund                        Nations Treasury Reserves
         Primary A Shares                              Trust Shares
         Primary B Shares                              Investor Shares
         Investor A Shares                             Market Shares
         Investor B Shares                             Investor Shares
         Investor C Shares                             Investor Shares
         Daily Shares                                  Daily Shares

                                   APPENDIX II

                   Expense Summaries of the Money Market Funds
                         and Reserves Money Market Funds

                 -----------------------------------------------


        The following tables (a) compare the fees and expenses as of February 28, 1999, for each class of the Money Market Funds and the designated classes of the corresponding Reserves Money Market Funds; and (b) show the estimated fees and expenses for the combined Fund on a pro forma basis after giving effect to the Consolidation. The fees and expenses, as of February 28, 1999, for the Reserves Money Market Funds have been adjusted to reflect changes in investment advisory and administration fee rates that are expected to become effective in May, 1999. As of February 28, 1999, there were no assets in the Trust Class, Investor Class and Daily Class of shares of the Reserves Money Market Funds. However, in May 1999, the Reserves Money Market Funds received substantial additional assets as a result of the reorganization of the Pacific Horizon Money Market Funds, a former family of funds advised by Bank of America, into the Reserves Money Market Funds. The pro forma expense ratios in the following tables do reflect the inflow of such assets.

        The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these portfolios will bear as shareholders. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the portfolios. The fund operating expense levels shown in this Proxy/Prospectus assume current net asset levels; pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated levels but actual expense levels may be greater or less than those shown.

                    NATIONS GOVERNMENT FUND-PRIMARY A SHARES

                    NATIONS GOVERNMENT RESERVES-TRUST SHARES


                                                      Nations       Nations
                                                    Government     Government     Combined
                                                       Fund         Reserves        Fund
                                                                                 Pro Forma
Shareholder Transaction Expenses:
    Maximum Sales Load Imposed on Purchases ...        None           None          None
    Maximum Sales Load Imposed on
        Reinvested Dividends...................        None           None          None
    Deferred Sales Load(as a percentage of              None          None          None
        redemption proceeds) ..................
    Redemption Fees ...........................        None           None          None
    Exchange Fee ..............................        None           None          None

Annual Fund Operating Expenses:
    (as a percentage of average net assets)
    Management Fees (after waivers)* ..........        0.13%         0.10%         0.10%
    Shareholder Servicing Plan.................        0.00%         0.10%         0.10%
    Other Expenses (after waivers)**...........        0.17%         0.10%         0.10%
                                                       ----          ----          ----

Total Fund Operating Expenses (after waivers):***      0.30%         0.30%         0.30%
                                                       ====          ====          ====

--------------------
     * Management Fees (absent waivers) would be 0.40% for Nations Government Fund, and 0.15% for Nations Government Reserves and the Combined Fund.

    ** Other Expenses (absent waivers) would be 0.19% for Nations Government Fund, and 0.14% for Nations Government Reserves and the Combined Fund.

   *** Total Fund Operating Expenses (absent waivers) would be 0.59% for Nations Government Fund, and 0.39% for Nations Government Reserves and the Combined Fund.

Example:*


        You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:



                                                   Nations        Nations
                                                  Government     Government     Combined
                                                     Fund         Reserves        Fund
                                                                               Pro Forma
1 year ...................................            $3            $3            $3
3 years ..................................           $10           $10           $10
5 years ..................................           $17           $17           $17
10 years .................................           $38           $38           $38

--------------------

* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                    NATIONS GOVERNMENT FUND-PRIMARY B SHARES

                   NATIONS GOVERNMENT RESERVES-INVESTOR SHARES


                                                      Nations       Nations
                                                    Government     Government     Combined
                                                       Fund         Reserves        Fund
                                                                                 Pro Forma
Shareholder Transaction Expenses:
    Maximum Sales Load Imposed on Purchases ...        None           None          None
    Maximum Sales Load Imposed on
        Reinvested Dividends...................        None           None          None
    Deferred Sales Load(as a percentage of              None          None          None
        redemption proceeds) ..................
    Redemption Fees ...........................        None           None          None
    Exchange Fee ..............................        None           None          None

Annual Fund Operating Expenses:
    (as a percentage of average net assets)
    Management Fees (after waivers)* ..........        0.13%         0.10%         0.10%
    12b-1 Fees.................................        0.00%         0.10%         0.10%
    Shareholder Servicing Plan.................        0.25%         0.25%         0.25%
    Other Expenses (after waivers)**...........        0.17%         0.10%         0.10%
                                                       ----          ----          ----

Total Fund Operating Expenses (after waivers):***      0.55%         0.55%         0.55%
                                                       ====          ====          ====

--------------------
     * Management Fees (absent waivers) would be 0.40% for Nations Government Fund, and 0.15% for Nations Government Reserves and the Combined Fund.

    ** Other Expenses (absent waivers) would be 0.19% for Nations Government Fund, and 0.14% for Nations Government Reserves and the Combined Fund.

   *** Total Fund Operating Expenses (absent waivers) would be 0.84% for Nations Government Fund, and 0.64% for Nations Government Reserves and the Combined Fund.

Example:*


        You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:


                                                   Nations        Nations       Combined
                                                  Government     Government       Fund
                                                     Fund         Reserves     Pro Forma
1 year ...................................            $6             $6           $6
3 years ..................................           $18           $18           $18
5 years ..................................           $31           $31           $31
10 years .................................           $69           $69           $69

--------------------

* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                    NATIONS GOVERNMENT FUND-INVESTOR A SHARES

                    NATIONS GOVERNMENT RESERVES-MARKET SHARES


                                                      Nations       Nations
                                                    Government     Government     Combined
                                                       Fund         Reserves        Fund
                                                                                 Pro Forma
Shareholder Transaction Expenses:
    Maximum Sales Load Imposed on Purchases ...        None           None          None
    Maximum Sales Load Imposed on
        Reinvested Dividends...................        None           None          None
    Deferred Sales Load(as a percentage of              None          None          None
        redemption proceeds) ..................
    Redemption Fees ...........................        None           None          None
    Exchange Fee ..............................        None           None          None

Annual Fund Operating Expenses:
    (as a percentage of average net assets)
    Management Fees (after waivers)* ..........        0.13%         0.10%         0.10%
    12b-1 Fees.................................        0.10%         0.20%         0.20%
    Shareholder Servicing Plan.................        0.25%         0.25%         0.25%
    Other Expenses (after waivers)**...........        0.17%         0.10%         0.10%
                                                       ----          ----          ----

Total Fund Operating Expenses (after waivers):***      0.65%         0.65%         0.65%
                                                       ====          ====          ====

--------------------
     * Management Fees (absent waivers) would be 0.40% for Nations Government Fund, and 0.15% for Nations Government Reserves and the Combined Fund.

    ** Other Expenses (absent waivers) would be 0.19% for Nations Government Fund, and 0.14% for Nations Government Reserves and the Combined Fund.

   *** Total Fund Operating Expenses (absent waivers) would be 0.94% for Nations Government Fund, and 0.74% for Nations Government Reserves and the Combined Fund.

Example:*


        You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:


                                                   Nations        Nations
                                                  Government     Government     Combined
                                                     Fund         Reserves        Fund
                                                                               Pro Forma
1 year ...................................            $7            $7            $7
3 years ..................................           $21           $21           $21
5 years ..................................           $36           $36           $36
10 years .................................           $81           $81           $81

--------------------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                    NATIONS GOVERNMENT FUND-INVESTOR B SHARES

                   NATIONS GOVERNMENT RESERVES-INVESTOR SHARES


                                                      Nations       Nations
                                                    Government     Government     Combined
                                                       Fund         Reserves        Fund
                                                                                 Pro Forma
Shareholder Transaction Expenses:
    Maximum Sales Load Imposed on Purchases ...        None           None          None
    Maximum Sales Load Imposed on
        Reinvested Dividends...................        None           None          None
    Deferred Sales Load(as a percentage of             None           None          None
        redemption proceeds) ..................
    Redemption Fees ...........................        None           None          None
    Exchange Fee ..............................        None           None          None

Annual Fund Operating Expenses:
    (as a percentage of average net assets)
    Management Fees (after waivers)* ..........        0.13%         0.10%         0.10%
    12b-1 Fees**...............................        0.00%         0.10%         0.10%
    Shareholder Servicing Plan.................        0.25%         0.25%         0.25%
    Other Expenses (after waivers)***..........        0.17%         0.10%         0.10%
                                                       ----          ----          ----

Total Fund Operating Expenses (after waivers):****     0.55%         0.55%         0.55%
                                                       ====          ====          ====


--------------------
     * Management Fees (absent waivers) would be 0.40% for Nations Government Fund, and 0.15% for Nations Government Reserves and the Combined Fund.

    ** 12b-1 Fees (absent waivers) would be 0.10% for Nations Government Fund.

   *** Other Expenses (absent waivers) would be 0.19% for Nations Government Fund, and 0.14% for Nations Government Reserves and the Combined Fund.

  **** Total Fund Operating Expenses (absent waivers) would be 0.94% for Nations Government Fund, and 0.64% for Nations Government Reserves and the Combined Fund.

Example:*


        You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:


                                                   Nations        Nations      Combined
                                                  Government     Government      Fund
                                                     Fund         Reserves    Pro Forma
1 year ...................................            $6            $6            $6
3 years ..................................           $18           $18           $18
5 years ..................................           $31           $31           $31
10 years .................................           $69           $69           $69

--------------------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                    NATIONS GOVERNMENT FUND-INVESTOR C SHARES

                   NATIONS GOVERNMENT RESERVES-INVESTOR SHARES


                                                      Nations       Nations      Combined
                                                    Government     Government      Fund
                                                       Fund         Reserves    Pro Forma
Shareholder Transaction Expenses:
    Maximum Sales Load Imposed on Purchases ...        None           None          None
    Maximum Sales Load Imposed on
        Reinvested Dividends...................        None           None          None
    Deferred Sales Load(as a percentage of             None           None          None
        redemption proceeds) ..................
    Redemption Fees ...........................        None           None          None
    Exchange Fee ..............................        None           None          None

Annual Fund Operating Expenses:
    (as a percentage of average net assets)
    Management Fees (after waivers)* ..........        0.13%         0.10%         0.10%
    12b-1 Fees.................................        0.00%         0.10%         0.10%
    Shareholder Servicing Plan.................        0.25%         0.25%         0.25%
    Other Expenses (after waivers)**...........        0.17%         0.10%         0.10%
                                                       ----          ----          ----

Total Fund Operating Expenses (after waivers):***      0.55%         0.55%         0.55%
                                                       ====          ====          ====

--------------------
     * Management Fees (absent waivers) would be 0.40% for Nations Government Fund, and 0.15% for Nations Government Reserves and the Combined Fund.

    ** Other Expenses (absent waivers) would be 0.19% for Nations Government Fund, and 0.14% for Nations Government Reserves and the Combined Fund.

   *** Total Fund Operating Expenses (absent waivers) would be 0.84% for Nations Government Fund, and 0.64% for Nations Government Reserves and the Combined Fund.

Example:*


        You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:


                                                   Nations        Nations       Combined
                                                  Government     Government       Fund
                                                     Fund         Reserves     Pro Forma
1 year ...................................            $6            $6            $6
3 years ..................................           $18           $18           $18
5 years ..................................           $31           $31           $31
10 years .................................           $69           $69           $69

--------------------

* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                      NATIONS GOVERNMENT FUND-DAILY SHARES

                    NATIONS GOVERNMENT RESERVES-DAILY SHARES

                                                      Nations       Nations      Combined
                                                    Government     Government      Fund
                                                       Fund         Reserves    Pro Forma
Shareholder Transaction Expenses:
    Maximum Sales Load Imposed on Purchases ...        None           None          None
    Maximum Sales Load Imposed on
        Reinvested Dividends...................        None           None          None
    Deferred Sales Load(as a percentage of             None           None          None
        redemption proceeds) ..................
    Redemption Fees ...........................        None           None          None
    Exchange Fee ..............................        None           None          None

Annual Fund Operating Expenses:
    (as a percentage of average net assets)
    Management Fees (after waivers)* ..........        0.13%         0.10%         0.10%
    12b-1 Fees**...............................        0.25%         0.35%         0.35%
    Shareholder Servicing Plan.................        0.25%         0.25%         0.25%
    Other Expenses (after waivers)***..........        0.17%         0.10%         0.10%
                                                       ----          ----          ----

Total Fund Operating Expenses (after waivers):****     0.80%         0.80%         0.80%
                                                       ====          ====          ====

--------------------
     * Management Fees (absent waivers) would be 0.40% for Nations Government Fund, and 0.15% for Nations Government Reserves and the Combined Fund.

    ** 12b-1 Fees (absent waivers) would be 0.45% for Nations Government Fund.

   *** Other expenses (absent waivers) would be 0.19% for Nations Government Fund, and 0.14% for Nations Government Reserves and the Combined Fund.

  **** Total Fund Operating Expenses (absent waivers) would be 1.29% for Nations Government Fund, and 0.89% for Nations Government Reserves and the Combined Fund.

Example:*


        You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:



                                                   Nations        Nations       Combined
                                                  Government     Government       Fund
                                                     Fund         Reserves     Pro Forma
1 year ...................................            $8            $8            $8
3 years ..................................           $26           $26           $26
5 years ..................................           $44           $44           $44
10 years .................................           $99           $99           $99


* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                    NATIONS TAX EXEMPT FUND-PRIMARY A SHARES

                     NATIONS MUNICIPAL RESERVES-TRUST SHARES


                                                                    Nations       Combined
                                                    Nations Tax    Municipal        Fund
                                                    Exempt Fund     Reserves     Pro Forma
Shareholder Transaction Expenses:
    Maximum Sales Load Imposed on Purchases ...        None           None          None
    Maximum Sales Load Imposed on
        Reinvested Dividends...................        None           None          None
    Deferred Sales Load(as a percentage of              None          None          None
        redemption proceeds) ..................
    Redemption Fees ...........................        None           None          None
    Exchange Fee ..............................        None           None          None

Annual Fund Operating Expenses:
    (as a percentage of average net assets)
    Management Fees (after waivers)* ..........        0.18%         0.10%         0.10%
    Shareholder Servicing Plan***..............        0.00%         0.10%         0.10%
    Other Expenses (after waivers)***..........        0.12%         0.10%         0.10%
                                                       ----          ----          ----

Total Fund Operating Expenses (after waivers):***      0.30%         0.30%         0.30%
                                                       ====          ====          ====

--------------------
     * Management Fees (absent waivers) would be 0.40% for Nations Tax Exempt Fund, and 0.15% for Nations Municipal Reserves and the Combined Fund.

    ** Other expenses (absent waivers) would be 0.14% for Nations Tax-Exempt Fund, 0.17% for Nations Municipal Reserves and 0.14% for the Combined Fund.

   *** Total Fund Operating Expenses (absent waivers) would be 0.54% for Nations Tax Exempt Fund, 0.42% for Nations Municipal Reserves, and 0.39% for the Combined Fund.

Example:*


        You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:



                                                   Nations        Nations      Combined
                                                  Tax Exempt     Municipal       Fund
                                                     Fund         Reserves    Pro Forma
1 year ...................................            $3             $3           $3
3 years ..................................           $10            $10          $10
5 years ..................................           $17            $17          $17
10 years .................................           $38            $38          $38

--------------------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                    NATIONS TAX EXEMPT FUND-PRIMARY B SHARES

                   NATIONS MUNICIPAL RESERVES-INVESTOR SHARES

                                                                    Nations      Combined
                                                    Nations Tax    Municipal       Fund
                                                    Exempt Fund     Reserves    Pro Forma
Shareholder Transaction Expenses:
    Maximum Sales Load Imposed on Purchases ...        None           None          None
    Maximum Sales Load Imposed on
        Reinvested Dividends...................        None           None          None
    Deferred Sales Load(as a percentage of             None           None          None
        redemption proceeds) ..................
    Redemption Fees ...........................        None           None          None
    Exchange Fee ..............................        None           None          None

Annual Fund Operating Expenses:
    (as a percentage of average net assets)
    Management Fees (after waivers)* ..........        0.18%         0.10%         0.10%
    12b-1 Fees.................................        0.00%         0.10%         0.10%
    Shareholder Servicing Plan.................        0.25%         0.25%         0.25%
    Other Expenses (after waivers)**...........        0.12%         0.10%         0.10%
                                                       ----          ----          ----

Total Fund Operating Expenses (after waivers):***      0.55%         0.55%         0.55%
                                                       ====          ====          ====

--------------------
     * Management Fees (absent waivers) would be 0.40% for Nations Tax Exempt Fund, and 0.15% for Nations Municipal Reserves and the Combined Fund.

    ** Other expenses (absent waivers) would be 0.14% for Nations Tax-Exempt Fund, 0.17% for Nations Municipal Reserves and 0.14% for the Combined Fund.

   *** Total Fund Operating Expenses (absent waivers) would be 0.79% for Nations Tax Exempt Fund, 0.67% for Nations Municipal Reserves, and 0.64% for the Combined Fund.

Example:*


        You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:



                                                   Nations        Nations      Combined
                                                  Tax Exempt     Municipal       Fund
                                                     Fund         Reserves    Pro Forma
1 year ...................................            $6            $6            $6
3 years ..................................           $18           $18           $18
5 years ..................................           $31           $31           $31
10 years..................................           $69           $69           $69

--------------------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                    NATIONS TAX EXEMPT FUND-INVESTOR A SHARES

                    NATIONS MUNICIPAL RESERVES-MARKET SHARES

                                                                    Nations        Combined
                                                    Nations Tax    Municipal         Fund
                                                    Exempt Fund     Reserves      Pro Forma
Shareholder Transaction Expenses:
    Maximum Sales Load Imposed on Purchases ...        None           None          None
    Maximum Sales Load Imposed on
        Reinvested Dividends...................        None           None          None
    Deferred Sales Load(as a percentage of             None           None          None
        redemption proceeds) ..................
    Redemption Fees ...........................        None           None          None
    Exchange Fee ..............................        None           None          None

Annual Fund Operating Expenses:
    (as a percentage of average net assets)
    Management Fees (after waivers)* ..........        0.18%         0.10%         0.10%
    12b-1 Fees.................................        0.10%         0.20%         0.20%
    Shareholder Servicing Plan.................        0.25%         0.25%         0.25%
    Other Expenses (after waivers)**...........        0.12%         0.10%         0.10%
                                                       ----          ----          ----

Total Fund Operating Expenses (after waivers):***      0.65%         0.65%         0.65%
                                                       ====          ====          ====

--------------------
     * Management Fees (absent waivers) would be 0.40% for Nations Tax Exempt Fund, and 0.15% for Nations Municipal Reserves and the Combined Fund.

    ** Other expenses (absent waivers) would be 0.14% for Nations Tax-Exempt Fund, 0.17% for Nations Municipal Reserves and 0.14% for the Combined Fund.

   *** Total Fund Operating Expenses (absent waivers) would be 0.89% for Nations Tax Exempt Fund, 0.77% for Nations Municipal Reserves, and 0.74% for the Combined Fund.

Example:*


        You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:

                                                   Nations        Nations      Combined
                                                  Tax Exempt     Municipal       Fund
                                                     Fund         Reserves    Pro Forma
1 year ...................................            $7            $7            $7
3 years ..................................           $21           $21           $21
5 years ..................................           $36           $36           $36
10 years .................................           $81           $81           $81

--------------------

* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                    NATIONS TAX EXEMPT FUND-INVESTOR B SHARES

                   NATIONS MUNICIPAL RESERVES-INVESTOR SHARES


                                                                    Nations      Combined
                                                    Nations Tax    Municipal       Fund
                                                    Exempt Fund     Reserves    Pro Forma
Shareholder Transaction Expenses:
    Maximum Sales Load Imposed on Purchases ...        None           None          None
    Maximum Sales Load Imposed on
        Reinvested Dividends...................        None           None          None
    Deferred Sales Load(as a percentage of             None           None          None
        redemption proceeds) ..................
    Redemption Fees ...........................        None           None          None
    Exchange Fee ..............................        None           None          None

Annual Fund Operating Expenses:
    (as a percentage of average net assets)
    Management Fees (after waivers)* ..........        0.18%         0.10%         0.10%
    12b-1 Fees**...............................        0.00%         0.10%         0.10%
    Shareholder Servicing Plan***..............        0.20%         0.25%         0.25%
    Other Expenses (after waivers)****.........        0.12%         0.10%         0.10%
                                                       ----          ----          ----

Total Fund Operating Expenses (after waivers):*****    0.50%         0.55%         0.55%
                                                       ====          ====          ====

--------------------
     * Management Fees (absent waivers) would be 0.40% for Nations Tax Exempt Fund, and 0.15% for Nations Municipal Reserves and the Combined Fund.

    ** 12b-1 Fees (absent waivers) would be 0.10% for Nations Tax Exempt Fund.

   *** Shareholder Servicing Fees (absent waivers) would be 0.25% for Nations
       Tax Exempt Fund.

  **** Other expenses (absent waivers) would be 0.14% for Nations Tax-Exempt Fund, 0.17% for Nations Municipal Reserves and 0.14% for the Combined Fund.

 ***** Total Fund Operating Expenses (absent waivers) would be 0.89% for Nations Tax Exempt Fund, 0.67% for Nations Municipal Reserves, and 0.64% for the Combined Fund.

Example:*


        You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:

                                                   Nations        Nations       Combined
                                                  Tax Exempt     Municipal        Fund
                                                     Fund         Reserves     Pro Forma
1 year ...................................            $5            $6            $6
3 years ..................................           $16           $18           $18
5 years ..................................           $28           $31           $31
10 years .................................           $63           $69           $69

--------------------

* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                    NATIONS TAX EXEMPT FUND-INVESTOR C SHARES

                   NATIONS MUNICIPAL RESERVES-INVESTOR SHARES


                                                                    Nations       Combined
                                                    Nations Tax    Municipal        Fund
                                                    Exempt Fund     Reserves     Pro Forma
Shareholder Transaction Expenses:
    Maximum Sales Load Imposed on Purchases ...        None           None          None
    Maximum Sales Load Imposed on
        Reinvested Dividends...................        None           None          None
    Deferred Sales Load(as a percentage of             None           None          None
        redemption proceeds) ..................
    Redemption Fees ...........................        None           None          None
    Exchange Fee ..............................        None           None          None

Annual Fund Operating Expenses:
    (as a percentage of average net assets)
    Management Fees (after waivers)* ..........        0.18%         0.10%         0.10%
    12b-1 Fees.................................        0.00%         0.10%         0.10%
    Shareholder Servicing Plan.................        0.25%         0.25%         0.25%
    Other Expenses (after waivers)**...........        0.12%         0.10%         0.10%
                                                       ----          ----          ----

Total Fund Operating Expenses (after waivers):***      0.55%         0.55%         0.55%
                                                       ====          ====          ====

--------------------
     * Management Fees (absent waivers) would be 0.40% for Nations Tax Exempt Fund, and 0.15% for Nations Municipal Reserves and the Combined Fund.

    ** Other expenses (absent waivers) would be 0.14% for Nations Tax-Exempt Fund, 0.17% for Nations Municipal Reserves and 0.14% for the Combined Fund.

   *** Total Fund Operating Expenses (absent waivers) would be 0.79% for Nations Tax Exempt Fund, 0.67% for Nations Municipal Reserves, and 0.64% for the Combined Fund.

Example:*


        You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:


                                                   Nations        Nations      Combined
                                                  Tax Exempt     Municipal       Fund
                                                     Fund         Reserves    Pro Forma
1 year ...................................            $6            $6            $6
3 years ..................................           $18           $18           $18
5 years ..................................           $31           $31           $31
10 years .................................           $69           $69           $69

--------------------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                      NATIONS TAX EXEMPT FUND-DAILY SHARES

                     NATIONS MUNICIPAL RESERVES-DAILY SHARES


                                                                    Nations       Combined
                                                    Nations Tax    Municipal        Fund
                                                    Exempt Fund     Reserves     Pro Forma
Shareholder Transaction Expenses:
    Maximum Sales Load Imposed on Purchases ...        None           None          None
    Maximum Sales Load Imposed on
        Reinvested Dividends...................        None           None          None
    Deferred Sales Load(as a percentage of              None          None          None
        redemption proceeds) ..................
    Redemption Fees ...........................        None           None          None
    Exchange Fee ..............................        None           None          None

Annual Fund Operating Expenses:
    (as a percentage of average net assets)
    Management Fees (after waivers)* ..........        0.18%         0.10%         0.10%
    12b-1 Fees**...............................        0.25%         0.35%         0.35%
    Shareholder Servicing Plan.................        0.25%         0.25%         0.25%
    Other Expenses (after waivers)***..........        0.12%         0.10%         0.10%
                                                       ----          ----          ----

Total Fund Operating Expenses (after waivers):****     0.80%         0.80%         0.80%
                                                       ====          ====          ====

--------------------
     * Management Fees (absent waivers) would be 0.40% for Nations Tax Exempt Fund, and 0.15% for Nations Municipal Reserves and the Combined Fund.

    ** 12b-1 Fees (absent waivers) would be 0.45% for Nations Tax Exempt Fund.

   *** Other expenses (absent waivers) would be 0.14% for Nations Tax-Exempt Fund, 0.17% for Nations Municipal Reserves and 0.14% for the Combined Fund.

  **** Total Fund Operating Expenses (absent waivers) would be 1.24% for Nations Tax Exempt Fund, 0.92% for Nations Municipal Reserves, and 0.89% for the Combined Fund.

Example:*


        You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:



                                                   Nations        Nations       Combined
                                                  Government     Government       Fund
                                                     Fund         Reserves     Pro Forma
1 year ...................................            $8            $8            $8
3 years ..................................           $26           $26           $26
5 years ..................................           $44           $44           $44
10 years .................................           $99           $99           $99

--------------------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                       NATIONS PRIME FUND-PRIMARY A SHARES

                       NATIONS CASH RESERVES-TRUST SHARES


                                                      Nations       Nations       Combined
                                                    Prime Fund        Cash          Fund
                                                                    Reserves     Pro Forma
Shareholder Transaction Expenses:
    Maximum Sales Load Imposed on Purchases ...        None           None          None
    Maximum Sales Load Imposed on
        Reinvested Dividends...................        None           None          None
    Deferred Sales Load(as a percentage of             None           None          None
        redemption proceeds) ..................
    Redemption Fees ...........................        None           None          None
    Exchange Fee ..............................        None           None          None

Annual Fund Operating Expenses:
    (as a percentage of average net assets)
    Management Fees (after waivers)* ..........        0.18%         0.10%         0.10%
    Shareholder Servicing Plan.................        0.00%         0.10%         0.10%
    Other Expenses (after waivers)**...........        0.12%         0.10%         0.10%
                                                       ----          ----          ----

Total Fund Operating Expenses (after waivers):***      0.30%         0.30%         0.30%
                                                       ====          ====          ====

--------------------
     * Management Fees (absent waivers) would be 0.20% for Nations Prime Fund, and 0.15% for Nations Cash Reserves and the Combined Fund.

    ** Other expenses (absent waivers) would be 0.14% for Nations Prime Fund and 0.14% for Nations Cash Reserves and the Combined Fund.

   *** Total Fund Operating Expenses (absent waivers) would be 0.34% for Nations Prime Fund, and 0.39% for Nations Cash Reserves and the Combined Fund.

Example:*


        You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:


                                                   Nations       Nations       Combined
                                                    Prime          Cash          Fund
                                                     Fund        Reserves     Pro Forma
1 year ...................................            $3            $3            $3
3 years ..................................           $10           $10           $10
5 years ..................................           $17           $17           $17
10 years .................................           $38           $38           $38

--------------------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                       NATIONS PRIME FUND-PRIMARY B SHARES

                      NATIONS CASH RESERVES-INVESTOR SHARES

                                                                     Nations       Combined
                                                      Nations          Cash          Fund
                                                    Prime Fund       Reserves     Pro Forma
Shareholder Transaction Expenses:
    Maximum Sales Load Imposed on Purchases ...        None           None          None
    Maximum Sales Load Imposed on
        Reinvested Dividends...................        None           None          None
    Deferred Sales Load(as a percentage of              None          None          None
        redemption proceeds) ..................
    Redemption Fees ...........................        None           None          None
    Exchange Fee ..............................        None           None          None

Annual Fund Operating Expenses:
    (as a percentage of average net assets)
    Management Fees (after waivers)* ..........        0.18%         0.10%         0.10%
    12b-1 Fees.................................        0.00%         0.10%         0.10%
    Shareholder Servicing Plan.................        0.25%         0.25%         0.25%
    Other Expenses (after waivers)**...........        0.12%         0.10%         0.10%
                                                       ----          ----          ----

Total Fund Operating Expenses (after waivers):***      0.55%         0.55%         0.55%
                                                       ====          ====          ====

--------------------
     * Management Fees (absent waivers) would be 0.20% for Nations Prime Fund, and 0.15% for Nations Cash Reserves and the Combined Fund.

    ** Other expenses (absent waivers) would be 0.14% for Nations Prime Fund and 0.14% for Nations Cash Reserves and the Combined Fund.

   *** Total Fund Operating Expenses (absent waivers) would be 0.59% for Nations Prime Fund, and 0.64% for Nations Cash Reserves and the Combined Fund.

Example:*


        You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:


                                                   Nations       Nations       Combined
                                                    Prime          Cash          Fund
                                                     Fund        Reserves     Pro Forma
1 year ...................................            $6            $6            $6
3 years ..................................           $18           $18           $18
5 years ..................................           $31           $31           $31
10 years .................................           $69           $69           $69

--------------------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                      NATIONS PRIME FUND-INVESTOR A SHARES

                       NATIONS CASH RESERVES-MARKET SHARES

                                                                     Nations       Combined
                                                      Nations          Cash          Fund
                                                    Prime Fund       Reserves     Pro Forma
Shareholder Transaction Expenses:
    Maximum Sales Load Imposed on Purchases ...        None           None          None
    Maximum Sales Load Imposed on
        Reinvested Dividends...................        None           None          None
    Deferred Sales Load(as a percentage of             None           None          None
        redemption proceeds) ..................
    Redemption Fees ...........................        None           None          None
    Exchange Fee ..............................        None           None          None

Annual Fund Operating Expenses:
    (as a percentage of average net assets)
    Management Fees (after waivers)* ..........        0.18%         0.10%         0.10%
    12b-1 Fees.................................        0.10%         0.20%         0.20%
    Shareholder Servicing Plan.................        0.25%         0.25%         0.25%
    Other Expenses (after waivers)**...........        0.12%         0.10%         0.10%
                                                       ----          ----          ----

Total Fund Operating Expenses (after waivers):***      0.65%         0.65%         0.65%
                                                       ====          ====          ====

--------------------
     * Management Fees (absent waivers) would be 0.20% for Nations Prime Fund, and 0.15% for Nations Cash Reserves and the Combined Fund.

    ** Other expenses (absent waivers) would be 0.14% for Nations Prime Fund and 0.14% for Nations Cash Reserves and the Combined Fund.

   *** Total Fund Operating Expenses (absent waivers) would be 0.69% for Nations Prime Fund, and 0.74% for Nations Cash Reserves and the Combined Fund.

Example:*


        You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:


                                                   Nations       Nations       Combined
                                                    Prime          Cash          Fund
                                                     Fund        Reserves     Pro Forma
1 year ...................................            $7            $7            $7
3 years ..................................           $21           $21           $21
5 years ..................................           $36           $36           $36
10 years .................................           $81           $81           $81

--------------------

* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                      NATIONS PRIME FUND-INVESTOR B SHARES

                      NATIONS CASH RESERVES-INVESTOR SHARES


                                                                     Nations       Combined
                                                      Nations          Cash          Fund
                                                    Prime Fund       Reserves     Pro Forma

Shareholder Transaction Expenses:
    Maximum Sales Load Imposed on Purchases ...        None           None          None
    Maximum Sales Load Imposed on
        Reinvested Dividends...................        None           None          None
    Deferred Sales Load(as a percentage of             None           None          None
        redemption proceeds) ..................
    Redemption Fees ...........................        None           None          None
    Exchange Fee ..............................        None           None          None

Annual Fund Operating Expenses:
    (as a percentage of average net assets)
    Management Fees (after waivers)* ..........        0.18%         0.10%         0.10%
    12b-1 Fees (after waivers)**...............        0.00%         0.10%         0.10%
    Shareholder Servicing Plan.................        0.25%         0.25%         0.25%
    Other Expenses (after waivers)***..........        0.12%         0.10%         0.10%
                                                       ----          ----          ----

Total Fund Operating Expenses (after waivers):****     0.55%         0.55%         0.55%
                                                       ====          ====          ====

--------------------
     * Management Fees (absent waivers) would be 0.20% for Nations Prime Fund, and 0.15% for Nations Cash Reserves and the Combined Fund.

    ** 12b-1 Fees (absent waivers) would be 0.10% for Nations Prime Fund.

   *** Other expenses (absent waivers) would be 0.14% for Nations Prime Fund and 0.14% for Nations Cash Reserves and the Combined Fund.

  **** Total Fund Operating Expenses (absent waivers) would be 0.69% for Nations Prime Fund, and 0.64% for Nations Cash Reserves and the Combined Fund.

Example:*


        You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:


                                                   Nations       Nations       Combined
                                                    Prime          Cash          Fund
                                                     Fund        Reserves     Pro Forma
1 year ...................................            $6            $6            $6
3 years ..................................           $18           $18           $18
5 years ..................................           $31           $31           $31
10 years .................................           $69           $69           $69

--------------------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                      NATIONS PRIME FUND-INVESTOR C SHARES

                      NATIONS CASH RESERVES-INVESTOR SHARES


                                                      Nations       Nations       Combined
                                                    Prime Fund        Cash          Fund
                                                                    Reserves     Pro Forma
Shareholder Transaction Expenses:
    Maximum Sales Load Imposed on Purchases ...        None           None          None
    Maximum Sales Load Imposed on
        Reinvested Dividends...................        None           None          None
    Deferred Sales Load(as a percentage of              None          None          None
        redemption proceeds) ..................
    Redemption Fees ...........................        None           None          None
    Exchange Fee ..............................        None           None          None

Annual Fund Operating Expenses:
    (as a percentage of average net assets)
    Management Fees (after waivers)* ..........        0.18%         0.10%         0.10%
    12b-1 Fees.................................        0.00%         0.10%         0.10%
    Shareholder Servicing Plan.................        0.25%         0.25%         0.25%
    Other Expenses (after waivers)**...........        0.12%         0.10%         0.10%
                                                       ----          ----          ----

Total Fund Operating Expenses (after waivers):***      0.55%         0.55%         0.55%
                                                       ====          ====          ====

--------------------
     * Management Fees (absent waivers) would be 0.20% for Nations Prime Fund, and 0.15% for Nations Cash Reserves and the Combined Fund.

    ** Other expenses (absent waivers) would be 0.14% for Nations Prime Fund and 0.14% for Nations Cash Reserves and the Combined Fund.

   *** Total Fund Operating Expenses (absent waivers) would be 0.59% for Nations Prime Fund, and 0.64% for Nations Cash Reserves and the Combined Fund.

Example:*


        You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:


                                                   Nations        Nations       Combined
                                                    Prime           Cash          Fund
                                                     Fund         Reserves     Pro Forma
1 year ...................................            $6            $6            $6
3 years ..................................           $18           $18           $18
5 years ..................................           $31           $31           $31
10 years .................................           $69           $69           $69

--------------------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                         NATIONS PRIME FUND-DAILY SHARES

                       NATIONS CASH RESERVES-DAILY SHARES

                                                                      Nations       Combined
                                                      Nations           Cash          Fund
                                                    Prime Fund        Reserves     Pro Forma

Shareholder Transaction Expenses:
    Maximum Sales Load Imposed on Purchases ...        None           None          None
    Maximum Sales Load Imposed on
        Reinvested Dividends...................        None           None          None
    Deferred Sales Load(as a percentage of              None          None          None
        redemption proceeds) ..................
    Redemption Fees ...........................        None           None          None
    Exchange Fee ..............................        None           None          None

Annual Fund Operating Expenses:
    (as a percentage of average net assets)
    Management Fees (after waivers)* ..........        0.18%         0.10%         0.10%
    12b-1 Fees**...............................        0.25%         0.35%         0.35%
    Shareholder Servicing Plan***..............        0.25%         0.25%         0.25%
    Other Expenses (after waivers)****.........        0.12%         0.10%         0.10%
                                                       ----          ----          ----

Total Fund Operating Expenses (after waivers):****     0.80%         0.80%         0.80%
                                                       ====          ====          ====


--------------------
     * Management Fees (absent waivers) would be 0.20% for Nations Prime Fund, and 0.15% for Nations Cash Reserves and the Combined Fund.

    ** 12b-1 Fees (absent waivers) would be 0.45% for Nations Prime Fund.

   *** Other expenses (absent waivers) would be 0.14% for Nations Prime Fund and 0.14% for Nations Cash Reserves and the Combined Fund.

  **** Total Fund Operating Expenses (absent waivers) would be 1.04% for Nations Prime Fund, and 0.89% for Nations Cash Reserves and the Combined Fund.

Example:*


        You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:


                                                   Nations       Nations       Combined
                                                    Prime          Cash          Fund
                                                     Fund        Reserves     Pro Forma
1 year ...................................            $8            $8            $8
3 years ..................................           $26           $26           $26
5 years ..................................           $44           $44           $44
10 years .................................           $99           $99           $99

--------------------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                        NATIONS PRIME FUND-MARSICO SHARES

                      NATIONS CASH RESERVES-MARSICO SHARES

                                                                   Nations       Combined
                                                      Nations        Cash          Fund
                                                    Prime Fund     Reserves     Pro Forma
Shareholder Transaction Expenses:
    Maximum Sales Load Imposed on Purchases ...        None           None          None
    Maximum Sales Load Imposed on
        Reinvested Dividends...................        None           None          None
    Deferred Sales Load(as a percentage of             None           None          None
        redemption proceeds) ..................
    Redemption Fees ...........................        None           None          None
    Exchange Fee ..............................        None           None          None

Annual Fund Operating Expenses:
    (as a percentage of average net assets)
    Management Fees (after waivers)* ..........        0.18%         0.10%         0.10%
    Administration Plan........................        0.00%         0.10%         0.10%
    Shareholder Servicing Plan.................        0.25%         0.25%         0.25%
    Other Expenses (after waivers)**...........        0.12%         0.10%         0.10%
                                                       ----          ----          ----

Total Fund Operating Expenses (after waivers):***      0.55%         0.55%         0.55%
                                                       ====          ====          ====

--------------------
     * Management Fees (absent waivers) would be 0.20% for Nations Prime Fund, and 0.15% for Nations Cash Reserves and the Combined Fund.

    ** Other expenses (absent waivers) would be 0.14% for Nations Prime Fund and 0.14% for Nations Cash Reserves and the Combined Fund.

   *** Total Fund Operating Expenses (absent waivers) would be 0.59% for Nations Prime Fund, and 0.64% for Nations Cash Reserves and the Combined Fund.

Example:*


        You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:


                                                   Nations     Nations       Combined
                                                    Prime        Cash          Fund
                                                     Fund      Reserves     Pro Forma
1 year ...................................            $6            $6            $6
3 years ..................................           $18           $18           $18
5 years ..................................           $31           $31           $31
10 years .................................           $69           $69           $69

--------------------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                     NATIONS TREASURY FUND-PRIMARY A SHARES

                     NATIONS TREASURY RESERVES-TRUST SHARES



                                                      Nations       Nations       Combined
                                                   Treasury Fund    Treasury        Fund
                                                                    Reserves     Pro Forma
Shareholder Transaction Expenses:
    Maximum Sales Load Imposed on Purchases ...        None           None          None
    Maximum Sales Load Imposed on
        Reinvested Dividends...................        None           None          None
    Deferred Sales Load(as a percentage of             None           None          None
        redemption proceeds) ..................
    Redemption Fees ...........................        None           None          None
    Exchange Fee ..............................        None           None          None

Annual Fund Operating Expenses:
    (as a percentage of average net assets)
    Management Fees (after waivers)* ..........        0.17%         0.10%         0.10%
    Shareholder Servicing Plan.................        0.00%         0.10%         0.10%
    Other Expenses (after waivers)**...........        0.13%         0.10%         0.10%
                                                       ----          ----          ----

Total Fund Operating Expenses (after waivers):***      0.30%         0.30%         0.30%
                                                       ====          ====          ====

--------------------
     * Management Fees (absent waivers) would be 0.20% for Nations Treasury Fund, and 0.15% for Nations Treasury Reserves and the Combined Fund.

    ** Other expenses (absent waivers) would be 0.15% for Nations Treasury Fund and 0.15% for Nations Treasury Reserves and the Combined Fund.

   *** Total Fund Operating Expenses (absent waivers) would be 0.35% for Nations Treasury Fund, and 0.40% for Nations Treasury Reserves and the Combined Fund.

Example:*


        You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:


                                                   Nations        Nations       Combined
                                                   Treasury       Treasury        Fund
                                                     Fund         Reserves     Pro Forma
1 year ...................................            $3            $3            $3
3 years ..................................           $10           $10           $10
5 years ..................................           $17           $17           $17
10 years .................................           $38           $38           $38

--------------------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                     NATIONS TREASURY FUND-PRIMARY B SHARES

                    NATIONS TREASURY RESERVES-INVESTOR SHARES


                                                                     Nations       Combined
                                                      Nations        Treasury        Fund
                                                   Treasury Fund     Reserves     Pro Forma
Shareholder Transaction Expenses:
    Maximum Sales Load Imposed on Purchases ...        None           None          None
    Maximum Sales Load Imposed on
        Reinvested Dividends...................        None           None          None
    Deferred Sales Load(as a percentage of             None           None          None
        redemption proceeds) ..................
    Redemption Fees ...........................        None           None          None
    Exchange Fee ..............................        None           None          None

Annual Fund Operating Expenses:
    (as a percentage of average net assets)
    Management Fees (after waivers)* ..........        0.17%         0.10%         0.10%
    12b-1 Fees.................................        0.00%         0.10%         0.10%
    Shareholder Servicing Plan.................        0.25%         0.25%         0.25%
    Other Expenses (after waivers)**...........        0.13%         0.10%         0.10%
                                                       ----          ----          ----

Total Fund Operating Expenses:***                      0.55%         0.55%         0.55%
                                                       ====          ====          ====

--------------------
     * Management Fees (absent waivers) would be 0.20% for Nations Treasury Fund, and 0.15% for Nations Treasury Reserves and the Combined Fund.

    ** Other expenses (absent waivers) would be 0.15% for Nations Treasury Fund and 0.15% for Nations Treasury Reserves and the Combined Fund.

   *** Total Fund Operating Expenses (absent waivers) would be 0.60% for Nations Treasury Fund, and 0.65% for Nations Treasury Reserves and the Combined Fund.

Example:*


        You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:


                                                   Nations        Nations       Combined
                                                    Prime           Cash          Fund
                                                     Fund         Reserves     Pro Forma
1 year ...................................            $6            $6            $6
3 years ..................................           $18           $18           $18
5 years ..................................           $31           $31           $31
10 years .................................           $69           $69           $69

--------------------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                     NATIONS TREASURY FUND-INVESTOR A SHARES

                     NATIONS TREASURY RESERVES-MARKET SHARES

                                                                     Nations       Combined
                                                      Nations        Treasury        Fund
                                                   Treasury Fund     Reserves     Pro Forma
Shareholder Transaction Expenses:
    Maximum Sales Load Imposed on Purchases ...        None           None          None
    Maximum Sales Load Imposed on
        Reinvested Dividends...................        None           None          None
    Deferred Sales Load(as a percentage of              None          None          None
        redemption proceeds) ..................
    Redemption Fees ...........................        None           None          None
    Exchange Fee ..............................        None           None          None

Annual Fund Operating Expenses:
    (as a percentage of average net assets)
    Management Fees (after waivers)* ..........        0.17%         0.10%         0.10%
    12b-1 Fees.................................        0.10%         0.20%         0.20%
    Shareholder Servicing Plan.................        0.25%         0.25%         0.25%
    Other Expenses (after waivers)**...........        0.13%         0.10%         0.10%
                                                       ----          ----          ----

Total Fund Operating Expenses (after waivers):***      0.65%         0.65%         0.65%
                                                       ====          ====          ====

--------------------
     * Management Fees (absent waivers) would be 0.20% for Nations Treasury Fund, and 0.15% for Nations Treasury Reserves and the Combined Fund.

    ** Other expenses (absent waivers) would be 0.15% for Nations Treasury Fund and 0.15% for Nations Treasury Reserves and the Combined Fund.

   *** Total Fund Operating Expenses (absent waivers) would be 0.70% for Nations Treasury Fund, and 0.75% for Nations Treasury Reserves and the Combined Fund.

Example:*


        You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:


                                                   Nations      Nations       Combined
                                                   Treasury     Treasury        Fund
                                                     Fund       Reserves     Pro Forma
1 year ...................................            $7            $7            $7
3 years ..................................           $21           $21           $21
5 years ..................................           $36           $36           $36
10 years .................................           $81           $81           $81

--------------------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                     NATIONS TREASURY FUND-INVESTOR B SHARES

                    NATIONS TREASURY RESERVES-INVESTOR SHARES

                                                                    Nations       Combined
                                                      Nations       Treasury        Fund
                                                   Treasury Fund    Reserves     Pro Forma
Shareholder Transaction Expenses:
    Maximum Sales Load Imposed on Purchases ...        None           None          None
    Maximum Sales Load Imposed on
        Reinvested Dividends...................        None           None          None
    Deferred Sales Load(as a percentage of             None           None          None
        redemption proceeds) ..................
    Redemption Fees ...........................        None           None          None
    Exchange Fee ..............................        None           None          None

Annual Fund Operating Expenses:
    (as a percentage of average net assets)
    Management Fees (after waivers)* ..........        0.17%         0.10%         0.10%
    12b-1 Fees (after waivers)**...............          0           0.10%         0.10%
    Shareholder Servicing Plan.................        0.25%         0.25%         0.25%
    Other Expenses (after waivers)***..........        0.13%         0.10%         0.10%
                                                       ----          ----          ----

Total Fund Operating Expenses:****                     0.55%         0.55%         0.55%
                                                       ====          ====          ====

--------------------
     * Management Fees (absent waivers) would be 0.20% for Nations Treasury Fund, and 0.15% for Nations Treasury Reserves and the Combined Fund.

    ** 12b-1 Fees (absent waivers) would be 0.10% for Nations Treasury Fund.

   *** Other expenses (absent waivers) would be 0.15% for Nations Treasury Fund and 0.15% for Nations Treasury Reserves and the Combined Fund.

  **** Total Fund Operating Expenses (absent waivers) would be 0.70% for Nations Treasury Fund, and 0.65% for Nations Treasury Reserves and the Combined Fund.

Example:*


        You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:


                                                   Nations      Nations       Combined
                                                    Prime         Cash          Fund
                                                     Fund       Reserves     Pro Forma
1 year ...................................            $6            $6            $6
3 years ..................................           $18           $18           $18
5 years ..................................           $31           $31           $31
10 years .................................           $69           $69           $69

--------------------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                     NATIONS TREASURY FUND-INVESTOR C SHARES

                    NATIONS TREASURY RESERVES-INVESTOR SHARES

                                                      Nations       Nations       Combined
                                                   Treasury Fund    Treasury        Fund
                                                                    Reserves     Pro Forma
Shareholder Transaction Expenses:
    Maximum Sales Load Imposed on Purchases ...        None           None          None
    Maximum Sales Load Imposed on
        Reinvested Dividends...................        None           None          None
    Deferred Sales Load(as a percentage of              None          None          None
        redemption proceeds) ..................
    Redemption Fees ...........................        None           None          None
    Exchange Fee ..............................        None           None          None

Annual Fund Operating Expenses:
    (as a percentage of average net assets)
    Management Fees (after waivers)* ..........        0.17%         0.10%         0.10%
    12b-1 Fees.................................        0.00%         0.10%         0.10%
    Shareholder Servicing Plan.................        0.25%         0.25%         0.25%
    Other Expenses (after waivers)**...........        0.13%         0.10%         0.10%
                                                       ----          ----          ----

Total Fund Operating Expenses (after waivers):***      0.55%         0.55%         0.55%
                                                       ====          ====          ====

--------------------
     * Management Fees (absent waivers) would be 0.20% for Nations Treasury Fund, and 0.15% for Nations Treasury Reserves and the Combined Fund.

    ** Other expenses (absent waivers) would be 0.15% for Nations Treasury Fund and 0.15% for Nations Treasury Reserves and the Combined Fund.

   *** Total Fund Operating Expenses (absent waivers) would be 0.60% for Nations Treasury Fund, and 0.65% for Nations Treasury Reserves and the Combined Fund.

Example:*


        You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:


                                                   Nations      Nations       Combined
                                                    Prime         Cash          Fund
                                                     Fund       Reserves     Pro Forma
1 year ...................................            $6            $6            $6
3 years ..................................           $18           $18           $18
5 years ..................................           $31           $31           $31
10 years .................................           $69           $69           $69

--------------------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                       NATIONS TREASURY FUND-DAILY SHARES

                     NATIONS TREASURY RESERVES-DAILY SHARES


                                                      Nations       Nations       Combined
                                                   Treasury Fund    Treasury        Fund
                                                                    Reserves     Pro Forma
Shareholder Transaction Expenses:
    Maximum Sales Load Imposed on Purchases ...        None           None          None
    Maximum Sales Load Imposed on
        Reinvested Dividends...................        None           None          None
    Deferred Sales Load(as a percentage of             None           None          None
        redemption proceeds) ..................
    Redemption Fees ...........................        None           None          None
    Exchange Fee ..............................        None           None          None

Annual Fund Operating Expenses:
    (as a percentage of average net assets)
    Management Fees (after waivers)* ..........        0.17%         0.10%         0.10%
    12b-1 Fees (after waivers)**...............        0.25%         0.35%         0.35%
    Shareholder Servicing Plan.................        0.25%         0.25%         0.25%
    Other Expenses (after waivers)***..........        0.13%         0.10%         0.10%
                                                       ----          ----          ----

Total Fund Operating Expenses:****                     0.80%         0.80%         0.80%
                                                       ====          ====          ====

--------------------


     * Management Fees (absent waivers) would be 0.20% for Nations Treasury Fund, and 0.15% for Nations Treasury Reserves and the Combined Fund.

    ** 12b-1 Fees (absent waivers) would be 0.45% for Nations Treasury Fund.

   *** Other expenses (absent waivers) would be 0.15% for Nations Treasury Fund and 0.15% for Nations Treasury Reserves and the Combined Fund.

  **** Total Fund Operating Expenses (absent waivers) would be 1.05% for Nations Treasury Fund, and 0.90% for Nations Treasury Reserves and the Combined Fund.


Example:*


        You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:


                                                   Nations       Nations       Combined
                                                    Prime          Cash          Fund
                                                     Fund        Reserves     Pro Forma
1 year ...................................            $8            $8            $8
3 years ..................................           $26           $26           $26
5 years ..................................           $44           $44           $44
10 years .................................           $99           $99           $99

--------------------
* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount. This example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Total Fund Operating Expenses above remain the same in the years shown.

        The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.

                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED JUNE 9, 1999


                         NATIONS INSTITUTIONAL RESERVES
                               NATIONS FUND TRUST
                               NATIONS FUND, INC.
                      One Bank of America Plaza, 33rd Floor
                         Charlotte, North Carolina 28255
                                 1-800-321-7854


   (AUGUST 13, 1999 SPECIAL MEETING OF SHAREHOLDERS OF NATIONS FUND TRUST AND
                              NATIONS FUND, INC.)

        This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy/Prospectus dated the date hereof, for the Special Meeting of Shareholders of Nations Fund Trust and Nations Fund, Inc. to be held on August 13, 1999. Copies of the Proxy/Prospectus may be obtained at no charge by writing or calling Nations Fund Trust, Nations Institutional Reserves or Nations Fund, Inc. at the addresses or telephone numbers set forth above. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy/Prospectus.


 INCORPORATION OF DOCUMENTS BY REFERENCE IN STATEMENT OF ADDITIONAL INFORMATION

        Further information about the Primary A, Primary B, Investor A, Investor B, Investor C, and Daily Class Shares of Nations Government Money Market Fund and Nations Tax-Exempt Fund is contained in and incorporated herein by reference to the Statement of Additional Information for Nations Fund Trust dated August 1, 1998, as supplemented.

        Further information about the Trust, Investor, Market, and Daily Class Shares of Nations Cash Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves is contained in and incorporated herein by reference to the Statement of Additional Information for Nations Institutional Reserves dated September 1, 1998, as supplemented.

        Further information about the Primary A, Primary B, Investor A, Investor B, Investor C, Daily, and Marsico Class Shares of Nations Prime Fund and the Primary A, Primary B, Investor A, Investor B, Investor C, and Daily Class Shares of Nations Treasury Fund is contained in and incorporated herein by reference to the Statement of Additional Information for Nations Fund, Inc. dated August 1, 1998, as supplemented.

        The audited financial statements and related Report of Independent Accountants for the year ended March 31, 1999 for the Nations Government Money Market Fund and Nations Tax-Exempt Fund are incorporated herein by reference. No other parts of the annual and semi-annual reports are incorporated herein by reference.

        The audited financial statements and related Report of Independent Accountants for the year ended March 31, 1999 for Nations Cash Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves are incorporated herein by reference. No other parts of the annual reports are incorporated herein by reference.

        The audited financial statements and related Report of Independent Accountants for the year ended March 31, 1999 for the Nations Prime Fund and Nations Treasury Fund are incorporated herein by reference. No other parts of the annual reports are incorporated herein by reference.

        The audited financial statements and related Report of Independent Accountants for the year ended March 31, 1999 for the Nations Prime Fund and Nations Treasury Fund are incorporated herein by reference. No other parts of the annual reports are incorporated herein by reference.

                                TABLE OF CONTENTS


General Information.................................................    3
Introductory Note to PRO FORMA Financial Information................    4

                               GENERAL INFORMATION

        The Consolidation contemplates the transfer of all of the assets and liabilities of each money market fund of Nations Fund Trust and Nations Fund, Inc. (the "Money Market Funds") to a corresponding money market fund of Nations Institutional Reserves (the "Reserves Money Market Funds") in exchange for shares of designated classes of the Reserves Money Market Funds.

        The shares issued by the Reserves Money Market Funds will have an aggregate value equal to the aggregate value of the shares of the respective Money Market Funds that were outstanding immediately before the closing of the Consolidation.

        After the transfer of their assets and liabilities in exchange for shares of the Reserves Money Market Funds, the Money Market Funds will distribute the shares of the Reserves Money Market Funds to their shareholders in liquidation of the Money Market Funds. Each shareholder owning shares of the Money Market Fund at the closing will receive shares of the corresponding Reserves Money Market Fund of equal value, and will receive any unpaid dividends or distributions that were declared before the closing. Nations Institutional Reserves will establish an account for each former shareholder of the Money Market Funds reflecting the appropriate number of Reserves Money Market Funds shares distributed to the shareholder. These accounts will be substantially identical to the accounts maintained by the Money Market Funds for each shareholder. Upon completion of the consolidation with respect to the Money Market Funds, all outstanding shares of the Money Market Funds will have been redeemed and cancelled in exchange for shares of the Reserves Money Market Funds distributed, and the Money Market Funds will wind up their affairs.

        Other than in the normal course of business, it is not expected that there will be any material realignment of the portfolio holdings of the Money Market Funds after the Consolidation.

        For further information about the transaction, see the Proxy/Prospectus.

              INTRODUCTORY NOTE TO PRO FORMA FINANCIAL INFORMATION

        The following unaudited PRO FORMA information gives effect to the proposed transfer of the assets and liabilities of Nations Prime Fund, Nations Treasury Fund, Nations Government Money Market Fund and Nations Tax-Exempt Fund to Nations Cash Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves, respectively, accounted for as if each transfer had occurred as of March 31, 1999. In addition, each PRO FORMA combined statement has been prepared based upon the proposed fee and expense structure of Nations Cash Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves.

     In addition, the following unaudited PRO FORMA information does not reflect the consummation of the reorganization of the Pacific Horizon Government Fund and Pacific Horizon Treasury Only Fund into Nations Government Reserves, nor does it reflect the consummation of the reorganization of the Pacific Horizon Tax-Exempt Money Fund into Nations Municipal Reserves. These reorganizations are expected to take place in May 1999. Accordingly, it is anticipated that as of the consummation of the Consolidation of the Money Market Funds and the Reserves Money Market Funds, a significant level of assets will be invested in the Reserves Money Market Funds.

     In addition, the following unaudited PRO FORMA information does not reflect the consummation of the reorganization of the Pacific Horizon Prime Fund into Nations Cash Reserves, nor does it reflect the consummation of the reorganization of the Pacific Horizon Treasury Fund into Nations Treasury Reserves. These reorganizations are expected to take place in May 1999. Accordingly, it is anticipated that as of the consummation of the Consolidation of the Money Market Funds and the Reserves Money Market Funds, a significant level of assets will be invested in the Reserves Money Market Funds.

     The PRO FORMA financial information should be read in conjunction with the historical financial statements and notes thereto of Nations Prime Fund, Nations Treasury Fund, Nations Government Money Market Fund and Nations Tax-Exempt Fund included or incorporated herein by reference in this Statement of Additional Information. Each combination of the above money market funds of Nations Fund Trust and Nations Fund, Inc. with those of Nations Institutional
Reserves will be accounted for as a tax-free consolidation.

                   NATIONS CASH RESERVES / NATIONS PRIME FUND
             Pro Forma Combining Schedule of Investments (unaudited)
                                  March 31,1999

  Nations      Nations    Pro Forma           Description                 Coupon   Maturity     Nations       Nations      Pro Forma
Cash Reserves    Prime     Combined                                        Rate      Date    Cash Reserves     Prime         Value
 Shares/Par   Shares/Par  Shares/Par                                                             Value         Value

                                     BANK OBLIGATIONS - 11.39%

                                     CERTIFICATES OF DEPOSIT - DOMESTIC -
                                     0.28%
                                     BANKERS TRUST                         5.770   04/28/1999
 23,500,000  20,000,000   43,500,000                                                           23,497,838   19,998,160    43,495,998
                                                                                            ----------------------------------------

                                    TOTAL CERTIFICATES OF DEPOSIT -
                                    DOMESTIC                                                   23,497,838   19,998,160    43,495,998

                                    CERTIFICATES OF DEPOSIT - YANKEE -
                                    4.88%
                                    BANK OF NOVA SCOTIA                   5.330   03/03/2000
 35,000,000  20,000,000   55,000,000                                                           34,987,573   19,992,899    54,980,472
                                    BAYERISCHE VEREINSBANK, (NEW YORK)    5.075   02/10/2000
 50,000,000  40,000,000   90,000,000                                                           49,983,365   39,986,692    89,970,057
                                    COMMEZBANK, (NEW YORK)                5.270   03/01/2000
 50,000,000  35,000,000   85,000,000                                                           49,995,242   34,996,670    84,991,912
                                    CREDIT AGRICOLE, (NEW YORK)           5.750   04/01/1999
 40,000,000  50,000,000   90,000,000                                                           40,000,000   50,000,000    90,000,000
                                    DEUTSCHE BANK, (NEW YORK)             5.120   01/10/2000
 50,000,000  40,000,000   90,000,000                                                           50,000,000   40,000,000    90,000,000
                                    DEUTSCHE BANK, (NEW YORK)             5.160   01/12/2000
 50,000,000  40,000,000   90,000,000                                                           50,000,000   40,000,000    90,000,000
                                    DEUTSCHE BANK, (NEW YORK)             5.100   02/18/2000
 50,000,000  40,000,000   90,000,000                                                           49,985,078   39,988,062    89,973,140
                                    SOCIETE GENERALE, (NEW YORK)          5.750   04/16/1999
 30,000,000  30,000,000   60,000,000                                                           29,985,630   29,985,630    59,971,260
                                    SOCIETE GENERALE, (NEW YORK)          5.800   04/28/1999
 30,000,000               30,000,000                                                           29,985,630                 29,985,630
                                    UNION BANK OF SWITZERLAND, (NEW YORK) 5.080   01/13/2000
 50,000,000  25,000,000   75,000,000                                                           49,988,631   24,994,315    74,982,946
                                                                                            ----------------------------------------

                                    TOTAL CERTIFICATES OF DEPOSIT - YANKEE
                                                                                              434,911,149  319,944,268   754,855,417

                                    TIME DEPOSITS - EURO - 6.23%
                                    CREDIT AGRICOLE                       5.125   04/01/1999
200,000,000              200,000,000                                                          200,000,000                200,000,000
                                    FIRST CHICAGO                         5.125   04/01/1999
100,000,000 100,000,000  200,000,000                                                          100,000,000  100,000,000   200,000,000
                                    SOCIETE GENERALE                      5.125   04/01/1999
 90,000,000 135,000,000  225,000,000                                                           90,000,000  135,000,000   225,000,000
                                    WESTDEUTCHE LANDESBANKEN              5.188   04/01/1999
190,000,000 150,000,000  340,000,000                                                          190,000,000  150,000,000   340,000,000
                                                                                            ----------------------------------------

                                    TOTAL TIME DEPOSITS - EURO
                                                                                              580,000,000  385,000,000   965,000,000

                                    TOTAL BANK OBLIGATIONS
                                                                                            1,038,408,987  724,942,428 1,763,351,415


                                    CORPORATE OBLIGATIONS - 71.53%

                                    COMMERCIAL PAPER - 44.98%
                                    ALEX BROWN, INC.                              05/04/1999
 50,000,000               50,000,000                                                           49,775,417                 49,775,417
                                    AON CORPORATION                               04/07/1999
 13,000,000  12,000,000   25,000,000                                                           12,989,383   11,990,200    24,979,583
                                    AON CORPORATION                               04/27/1999
             10,309,000   10,309,000                                                                        10,272,667    10,272,667
                                    AON CORPORATION                               05/12/1999
 50,000,000  32,139,000   82,139,000                                                           49,720,972   31,959,647    81,680,619
                                    BANKERS TRUST COMPANY OF NEW YORK             04/12/1999
 35,000,000               35,000,000                                                           34,944,389                 34,944,389
                                    BANKERS TRUST COMPANY OF NEW YORK             04/15/1999
 25,000,000  25,000,000   50,000,000                                                           24,949,444   24,949,444    49,898,889
                                    BANKERS TRUST COMPANY OF NEW YORK             06/29/1999
             30,000,000   30,000,000                                                                        29,628,425    29,628,425
                                    BANKERS TRUST COMPANY OF NEW YORK             07/20/1999
 50,000,000  25,000,000   75,000,000                                                           49,251,389   24,625,694    73,877,083
                                    BARTON CAPITAL                                04/27/1999
 36,648,000  35,000,000   71,648,000                                                           36,518,307   34,876,139    71,394,446
                                    BARTON CAPITAL                                05/21/1999
             28,332,000   28,332,000                                                                        28,140,759    28,140,759
                                    BETA FINANCE                                  06/22/1999
 15,500,000               15,500,000                                                           15,328,768                 15,328,768
                                    CIESCO LP                                     05/19/1999
 50,000,000               50,000,000                                                           49,678,000                 49,678,000
                                    COUNTRYWIDE HOME LOAN                         05/19/1999
 25,000,000  50,000,000   75,000,000                                                           24,836,333   49,672,667    74,509,000


                                           COUNTRYWIDE HOME LOAN                 05/24/1999
115,000,000  50,000,000  165,000,000                                                         114,169,225    49,638,569   163,807,794
                                    EDISON SECURITIZATION                        04/23/1999
 45,000,000  30,000,000   75,000,000                                                          44,862,500    29,908,333    74,770,833
                                    EDISON SECURITIZATION                        05/11/1999
 95,084,000  35,000,000  130,084,000                                                          94,567,987    34,809,444   129,377,432
                                    EDISON SECURITIZATION                        05/12/1999
 60,000,000  40,000,000  100,000,000                                                          59,644,667    39,763,111    99,407,778
                                    EDISON SECURITIZATION                        06/30/1999
 87,100,000               87,100,000                                                          86,037,460                  86,037,460
                                    EDISON SECURITIZATION                        08/27/1999
 57,786,000               57,786,000                                                          56,614,806                  56,614,806
                                    FINOVA CAPITAL CORPORATION                   05/04/1999
 25,000,000  25,000,000   50,000,000                                                          24,888,625    24,888,625    49,777,250
                                    FINOVA CAPITAL CORPORATION                   05/24/1999
 25,000,000  25,000,000   50,000,000                                                          24,819,653    24,819,653    49,639,306
                                    FINOVA CAPITAL CORPORATION                   06/09/1999
 50,000,000  50,000,000  100,000,000                                                          49,529,458    49,529,458    99,058,917
                                    FINOVA CAPITAL CORPORATION                   06/10/1999
 20,000,000               20,000,000                                                          19,809,056                  19,809,056
                                    FINOVA CAPITAL CORPORATION                   06/15/1999
 20,000,000  15,000,000   35,000,000                                                          19,795,833    14,846,875    34,642,708
                                    FINOVA CAPITAL                               06/16/1999
 50,000,000  35,000,000   85,000,000CORPORATION                                               49,482,778    34,637,944    84,120,722
                                    FINOVA CAPITAL CORPORATION                   06/25/1999
             20,000,000   20,000,000                                                                        19,767,667    19,767,667
                                    FINOVA CAPITAL CORPORATION                   06/28/1999
 50,000,000               50,000,000                                                          49,398,667                  49,398,667
                                    GENERAL ELECTRIC CAPITAL CORPORATION         10/04/1999
 60,000,000  40,000,000  100,000,000                                                          58,527,500    39,018,333    97,545,833
                                    GOLDMAN SACHS                                04/14/1999
120,000,000  60,000,000  180,000,000                                                         119,776,707    59,888,417   179,665,124
                                    HITACHI AMERICA                              04/13/1999
  9,000,000  10,000,000   19,000,000                                                           8,983,500     9,981,667    18,965,167
                                    HITACHI AMERICA                              05/11/1999
 12,000,000  13,000,000   25,000,000                                                          11,927,333    12,921,278    24,848,611
                                    HITACHI AMERICA                              05/14/1999
 16,000,000  17,000,000   33,000,000                                                          15,896,418    16,889,944    32,786,362
                                    INTERNATIONAL SECURITIZATION CORP.           04/15/1999
 50,000,000  50,000,000  100,000,000                                                          49,905,306    49,905,306    99,810,611
                                    INTERNATIONAL SECURITIZATION CORP.           04/22/1999
 35,250,000  50,000,000   85,250,000                                                          35,147,188    49,854,167    85,001,354
                                    INTERNATIONAL SECURITIZATION CORP.           04/29/1999
 55,050,000  45,000,000  100,050,000                                                          54,839,536    44,827,994    99,667,531
                                    INTERNATIONAL SECURITIZATION CORP.           04/30/1999
 75,000,000  75,000,000  150,000,000                                                          74,704,965    74,704,965   149,409,931
                                    INTERNATIONAL SECURITIZATION CORP.           06/09/1999
 14,585,000               14,585,000                                                          14,445,227                  14,445,227
                                    INTERNATIONAL SECURITIZATION CORP.           06/17/1999
 50,000,000  41,680,000   91,680,000                                                          49,480,250    41,246,736    90,726,986
                                    LEHMAN BROTHERS HOLDINGS                     04/26/1999
 60,000,000  57,000,000  117,000,000                                                          59,791,667    56,801,080   116,592,747
                                    LEHMAN BROTHERS HOLDINGS                     04/27/1999
 50,000,000  23,000,000   73,000,000                                                          49,816,375    22,915,533    72,731,908
                                    LEHMAN BROTHERS HOLDINGS                     05/03/1999
110,000,000  90,000,000  200,000,000                                                         109,506,222    89,596,000   199,102,222
                                    LEHMAN BROTHERS HOLDINGS                     05/05/1999
 60,000,000  40,000,000  100,000,000                                                          59,712,700    39,808,467    99,521,167
                                    LEHMAN BROTHERS HOLDINGS                     05/18/1999
 50,000,000  35,000,000   85,000,000                                                          49,668,389    34,767,872    84,436,261
                                    LEHMAN BROTHERS HOLDINGS                     09/22/1999
 50,000,000  50,000,000  100,000,000                                                          48,774,750    48,774,750    97,549,500
                                    LEXINGTON PARKER CAPITAL CO.                 06/22/1999
             56,306,000   56,306,000                                                                        55,683,975    55,683,975
                                    LEXINGTON PARKER CAPITAL CO.                 09/02/1999
            214,878,000  214,878,000                                                                       210,346,342   210,346,342
                                    MITSUBISHI INTERNATIONAL CORP.               04/23/1999
 21,572,000               21,572,000                                                          21,504,767                  21,504,767
                                    MITSUBISHI INTERNATIONAL CORP.               05/18/1999
             33,100,000   33,100,000                                                                        32,870,966    32,870,966
                                    MITSUBISHI INTERNATIONAL CORP.               05/26/1999
 20,000,000               20,000,000                                                          19,845,389                  19,845,389
                                    MITSUBISHI INTERNATIONAL CORP.               06/30/1999
  5,000,000                5,000,000                                                           4,936,500                   4,936,500
                                    MOAT FUNDING LLC                             04/07/1999
 53,688,000  79,460,000  133,148,000                                                          53,643,886    79,394,612   133,038,499
                                    MOAT FUNDING LLC                             04/12/1999
 28,545,000  20,000,000   48,545,000                                                          28,502,175    19,969,994    48,472,169
                                    MOAT FUNDING LLC                             05/17/1999
 32,287,000  30,000,000   62,287,000                                                          32,084,848    29,812,167    61,897,014
                                    MOAT FUNDING LLC                             05/28/1999
 26,643,000  25,000,000   51,643,000                                                          26,438,404    24,808,021    51,246,425
                                    MOAT FUNDING LLC                             06/07/1999
 35,000,000  15,000,000   50,000,000                                                          34,679,517    14,862,650    49,542,167
                                    MOAT FUNDING LLC                             06/14/1999
 25,000,000               25,000,000                                                          24,742,028                  24,742,028
                                    MOAT FUNDING LLC                             06/14/1999
             25,000,000   25,000,000                                                                        24,742,028    24,742,028
                                    MOAT FUNDING LLC                             06/21/1999
 20,000,000  21,571,000   41,571,000                                                          19,778,600    21,332,209    41,110,809
                                    MOAT FUNDING LLC                             06/28/1999
 29,270,000               29,270,000                                                          28,920,126                  28,920,126
                                    MOAT FUNDING LLC                             06/29/1999



 13,511,000  50,000,000   63,511,000                                                          13,350,001    49,404,194    62,754,196
                                    MOAT FUNDING LLC                             08/24/1999
 29,851,000  20,000,000   49,851,000                                                          29,261,857    19,605,278    48,867,135
                                    MOAT FUNDING LLC                             09/21/1999
 15,000,000  13,889,000   28,889,000                                                          14,647,513    13,562,620    28,210,133
                                    MOAT FUNDING LLC                             10/20/1999
 50,000,000  23,349,000   73,349,000                                                          48,611,250    22,700,482    71,311,732
                                    NATIONAL BANK OF CANADA                      08/23/1999
 20,000,000  20,000,000   40,000,000                                                          19,608,000    19,608,000    39,216,000
                                    NATIONAL BANK OF CANADA                      09/01/1999
 25,000,000  20,000,000   45,000,000                                                          24,475,125    19,580,100    44,055,225
                                    NATIONAL BANK OF CANADA                      09/08/1999
 25,000,000  20,000,000   45,000,000                                                          24,460,000    19,568,000    44,028,000
                                    NEW CENTER ASSET TRUST                       04/15/1999
 40,000,000  25,000,000   65,000,000                                                          39,924,556    24,952,847    64,877,403
                                    PHH CORPORATION                              05/11/1999
             25,000,000   25,000,000                                                                        24,860,833    24,860,833
                                    PHH CORPORATION                              05/13/1999
 25,000,000               25,000,000                                                          24,853,875                  24,853,875
                                    PHH CORPORATION                              08/10/1999
 25,000,000  25,000,000   50,000,000                                                          24,540,590    24,540,590    49,081,181
                                    PHH CORPORATION                              08/11/1999
 25,000,000  25,000,000   50,000,000                                                          24,538,000    24,538,000    49,076,000
                                    PHH CORPORATION                              08/25/1999
             50,000,000   50,000,000                                                                        48,959,750    48,959,750
                                    PHH CORPORATION                              08/30/1999
 50,000,000               50,000,000                                                          48,924,125                  48,924,125
                                    SAFECO CORPORATION                           04/30/1999
 12,300,000  20,000,000   32,300,000                                                          12,250,260    19,919,122    32,169,382
                                    SAFECO CORPORATION                           05/12/1999
 25,000,000  38,000,000   63,000,000                                                          24,859,063    37,785,776    62,644,839
                                    SAFECO CORPORATION                           05/17/1999
 20,000,000  20,000,000   40,000,000                                                          19,872,733    19,872,733    39,745,467
                                    SAFECO CORPORATION                           06/10/1999
 45,000,000  45,000,000   90,000,000                                                          44,567,000    44,567,000    89,134,000
                                    SAFECO CORPORATION                           06/10/1999
 31,000,000  65,000,000   96,000,000                                                          30,700,517    64,368,444    95,068,961
                                    SAFECO CORPORATION                           06/23/1999
 24,000,000  24,000,000   48,000,000                                                          23,724,993    23,724,993    47,449,987
                                    SAFECO CORPORATION                           06/28/1999
 30,000,000               30,000,000                                                          29,642,133                  29,642,133
                                    SAFECO CORPORATION                           07/08/1999
             45,000,000   45,000,000                                                                        44,400,975    44,400,975
                                    SIGMA FINANCE CORPORATION                    06/09/1999
 15,000,000               15,000,000                                                          14,859,988                  14,859,988
                                    SIGMA FINANCE CORPORATION                    06/23/1999
 60,000,000  50,000,000  110,000,000                                                          59,329,083    49,440,903   108,769,986
                                    SIGMA FINANCE CORPORATION                    06/30/1999
 35,000,000               35,000,000                                                          34,573,875                  34,573,875
                                    SIGMA FINANCE CORPORATION                    07/07/1999
             43,987,000   43,987,000                                                                        43,409,805    43,409,805
                                    SPICE TRUST                                  04/28/1999
            275,000,000  275,000,000                                                                       273,972,750   273,972,750
                                    SPICE TRUST                                  04/28/1999
             30,000,000   30,000,000                                                                        29,887,725    29,887,725
                                    SPICE TRUST                                  04/28/1999
360,000,000              360,000,000                                                         358,655,400                 358,655,400
                                    TULIP FUNDING CORPORATION                    04/23/1999
100,000,000              100,000,000                                                          99,703,611                  99,703,611
                                    TULIP FUNDING CORPORATION                    04/26/1999
 67,064,000               67,064,000                                                          66,838,125                  66,838,125
                                    TULIP FUNDING CORPORATION                    05/19/1999
 64,084,000  75,000,000  139,084,000                                                          63,666,172    74,511,000   138,177,172
                                    TULIP FUNDING CORPORATION                    06/04/1999
 36,638,000  20,000,000   56,638,000                                                          36,318,842    19,825,778    56,144,620
                                    VARIABLE FUNDING CAPITAL CORPORATION         04/01/1999
 74,609,000 100,000,000  174,609,000                                                          74,609,000   100,000,000   174,609,000
                                    VICTORY REC                                  04/19/1999
 50,000,000               50,000,000                                                          49,878,750                  49,878,750
                                    VICTORY REC                                  04/26/1999
             34,426,000   34,426,000                                                                        34,310,051    34,310,051
                                    VICTORY REC                                  05/12/1999
 17,095,000  34,077,000   51,172,000                                                          17,000,379    33,888,384    50,888,763
                                    VICTORY REC                                  05/17/1999
 30,000,000  55,296,000   85,296,000                                                          29,813,700    54,952,612    84,766,312
                                    VICTORY REC                                  05/18/1999
 32,235,000  50,000,000   82,235,000                                                          32,030,469    49,682,750    81,713,219
                                    VICTORY REC                                  06/14/1999
 28,035,000               28,035,000                                                          27,754,354                  27,754,354
                                    VICTORY REC                                  06/15/1999
 15,082,000  10,000,000   25,082,000                                                          14,928,981     9,898,542    24,827,522
                                    VICTORY REC                                  06/16/1999
             37,972,000   37,972,000                                                                        37,582,407    37,582,407
                                    WCP FUNDING                                  04/28/1999
 25,000,000               25,000,000                                                          24,909,063                  24,909,063
                                    WCP FUNDING                                  04/28/1999
             22,500,000   22,500,000                                                                        22,418,156    22,418,156
                                    WCP FUNDING                                  06/04/1999
 50,000,000               50,000,000                                                          49,568,000                  49,568,000
                                                                                           -----------------------------------------

                                    TOTAL COMMERCIAL PAPER
                                                                                           3,784,842,772 3,174,751,395 6,959,594,168



                                    CORPORATE BONDS & NOTES - 26.55%
                                    BANKERS TRUST COMPANY OF NEW YORK     5.780  04/28/1999
 45,000,000  32,000,000   77,000,000                                                          44,998,407    31,998,867    76,997,274
                                    BANKERS TRUST COMPANY OF NEW YORK     4.860  04/30/1999
 40,000,000  40,000,000   80,000,000                                                          39,998,082    39,998,082    79,996,163
                                    BANKERS TRUST COMPANY OF NEW YORK     4.920  08/06/1999
 40,000,000  60,000,000  100,000,000                                                          39,998,608    59,997,912    99,996,521
                                    BANKERS TRUST COMPANY OF NEW YORK     4.919  09/14/1999
 45,000,000  50,000,000   95,000,000                                                          45,000,000    50,000,000    95,000,000
                                    BEAR STEARNS AND COMPANY INC.         5.800  06/14/1999
 48,000,000               48,000,000                                                          48,022,697                  48,022,697
                                    BEAR STEARNS AND COMPANY INC.         4.907  07/28/1999
 50,000,000  50,000,000  100,000,000                                                          50,000,000    50,000,000   100,000,000
                                    BEAR STEARNS AND COMPANY INC.         5.396  11/04/1999
 69,000,000  50,000,000  119,000,000                                                          69,000,000    50,000,000   119,000,000
                                    BEAR STEARNS AND COMPANY INC.         5.374  11/04/1999
 75,000,000  50,000,000  125,000,000                                                          75,000,000    50,000,000   125,000,000
                                    BEAR STEARNS AND COMPANY INC.         5.150  01/25/2000
 40,000,000  40,000,000   80,000,000                                                          40,000,000    40,000,000    80,000,000
                                    BEAR STEARNS AND COMPANY INC.         5.170  02/10/2000
 50,000,000  40,000,000   90,000,000                                                          50,000,000    40,000,000    90,000,000
                                    BEAR STEARNS AND COMPANY INC.         5.180  02/18/2000
 30,000,000  40,000,000   70,000,000                                                          30,000,000    40,000,000    70,000,000
                                    BEAR STEARNS AND COMPANY INC.         5.340  03/02/2000
 60,000,000  40,000,000  100,000,000                                                          60,000,000    40,000,000   100,000,000
                                    CHASE MANHATTAN BANK                  5.685  08/03/1999
 20,000,000  25,000,000   45,000,000                                                          19,995,769    24,994,711    44,990,480
                                    CHRYSLER FINANCE COMPANY             12.750  11/01/1999
  8,250,000                8,250,000                                                           8,618,226                   8,618,226
                                    CREDIT SUISSE FIRST BOSTON            5.100  05/17/1999
             50,000,000   50,000,000                                                                        50,000,000    50,000,000
                                    CREDIT SUISSE FIRST BOSTON            4.965  11/09/1999
 70,000,000  30,000,000  100,000,000                                                          69,958,162    29,982,069    99,940,231
                                    FIRST UNION                           5.010  10/27/1999
110,000,000  90,000,000  200,000,000                                                         110,000,000    90,000,000   200,000,000
                                    FIRST UNION                           5.300  03/01/2000
 60,000,000  40,000,000  100,000,000                                                          60,000,000    40,000,000   100,000,000
                                    GOLDMAN SACHS                         4.995  05/10/1999
100,000,000 100,000,000  200,000,000                                                         100,000,000   100,000,000   200,000,000
                                    GOLDMAN SACHS                         5.260  01/07/2000
100,000,000 100,000,000  200,000,000                                                         100,000,000   100,000,000   200,000,000
                                    GOLDMAN SACHS                         5.280  02/24/2000
 50,000,000  35,000,000   85,000,000                                                          49,999,099    34,999,369    84,998,468
                                    LEHMAN BROTHERS                      10.000  05/15/1999
 13,500,000               13,500,000                                                          13,563,354                  13,563,354
                                    LEXINGTON PARKER CAPITAL COMPANY      4.905  04/27/1999
 75,000,000  50,000,000  125,000,000                                                          75,000,000    50,000,000   125,000,000
                                    LIBERTY LIGHTHOUSE FUNDING            5.760  07/23/1999
 25,000,000  25,000,000   50,000,000                                                          24,999,226    24,999,226    49,998,452
                                    LIBERTY LIGHTHOUSE FUNDING            4.920  08/06/1999
 50,000,000  50,000,000  100,000,000                                                          50,000,000    50,000,000   100,000,000
                                    LIBERTY LIGHTHOUSE FUNDING            4.920  08/27/1999
 50,000,000  50,000,000  100,000,000                                                          50,000,000    50,000,000   100,000,000
                                    LIBERTY LIGHTHOUSE FUNDING            4.919  09/15/1999
125,000,000 125,000,000  250,000,000                                                         124,991,206   124,991,206   249,982,412
                                    LIBERTY LIGHTHOUSE FUNDING            4.960  11/05/1999
 25,000,000  25,000,000   50,000,000                                                          25,000,000    25,000,000    50,000,000
                                    LIBERTY LIGHTHOUSE FUNDING            5.260  02/10/2000
             35,000,000   35,000,000                                                                        35,000,000    35,000,000
                                    MERRILL LYNCH                         4.961  05/11/1999
 50,000,000  50,000,000  100,000,000                                                          50,000,000    50,000,000   100,000,000
                                    MERRILL LYNCH                         4.900  06/11/1999
 70,000,000  80,000,000  150,000,000                                                          70,000,000    80,000,000   150,000,000
                                    MERRILL LYNCH                         4.970  10/08/1999
 67,000,000  25,000,000   92,000,000                                                          67,000,000    25,000,000    92,000,000
                                    MORGAN STANLEY DEAN WITTER            5.100  03/15/2001
             50,000,000   50,000,000                                                                        50,000,000    50,000,000
                                    PHH CORPORATION                       5.009  06/14/1999
 50,000,000  50,000,000  100,000,000                                                          50,000,000    50,000,000   100,000,000
                                    PHH CORPORATION                       4.995  07/06/1999
 40,000,000  60,000,000  100,000,000                                                          39,998,948    59,998,422    99,997,370
                                    SIGMA FINANCE CORP                    5.190  02/18/2000
 45,000,000  40,000,000   85,000,000                                                          45,000,000    40,000,000    85,000,000
                                    SIGMA FINANCE CORP                    5.220  02/23/2000
 50,000,000  40,000,000   90,000,000                                                          50,000,000    40,000,000    90,000,000
                                    SIGMA FINANCE CORP                    5.330  03/01/2000
 60,000,000  40,000,000  100,000,000                                                          60,000,000    40,000,000   100,000,000
                                    SMM TRUST                             5.449  03/15/2000
100,000,000  50,000,000  150,000,000                                                         100,000,000    50,000,000   150,000,000
                                    SOCIETE GENERALE                      4.855  06/01/1999
            100,000,000  100,000,000                                                                        99,936,727    99,936,727
                                    SOCIETE GENERALE                      4.853  08/11/1999
125,000,000  65,000,000  190,000,000                                                         124,954,996    64,974,365   189,929,361
                                    TRAVELERS GROUP                       7.000  05/15/1999
              7,000,000    7,000,000                                                                         7,015,927     7,015,927
                                                                                           -----------------------------------------

                                    TOTAL CORPORATE BONDS & NOTES
                                                                                           2,131,096,780 1,978,886,883 4,109,983,663

                                    TOTAL CORPORATE OBLIGATIONS
                                                                                           5,915,939,552 5,153,638,27811,069,577,830


                                    GUARANTEED INVESTMENT CONTRACT - 8.06

                                    ALLSTATE INSURANCE                    5.107  11/01/1999
             25,000,000   25,000,000                                                                        25,000,000    25,000,000
                                    ALLSTATE INSURANCE                    5.107  01/01/2050
             25,000,000   25,000,000                                                                        25,000,000    25,000,000
                                    ANCHOR NATIONAL LIFE                  5.070  07/01/2030
             50,000,000   50,000,000                                                                        50,000,000    50,000,000
                                    ANCHOR NATIONAL LIFE                  5.136  01/01/2050
             25,000,000   25,000,000                                                                        25,000,000    25,000,000
                                    COMMONWEALTH LIFE INSURANCE CO        5.060  04/05/1999
 75,000,000  50,000,000  125,000,000                                                          75,000,000    50,000,000   125,000,000
                                    COMMONWEALTH LIFE INSURANCE COMPANY   5.160  01/01/2050
             62,000,000   62,000,000                                                                        62,000,000    62,000,000
                                    COMMONWEALTH LIFE INSURANCE COMPANY   5.160  01/01/2050
             10,000,000   10,000,000                                                                        10,000,000    10,000,000
                                    FIRST ALLMERICA FINANCIAL LIFE        5.070  11/24/2000
             50,000,000   50,000,000INSURANCE                                                               50,000,000    50,000,000
                                    FIRST ALLMERICA FINANCIAL LIFE        5.090  05/15/2003
 50,000,000               50,000,000INSURANCE                                                 50,000,000                  50,000,000
                                    FIRST ALLMERICA FINANCIAL LIFE        5.120  09/22/2003
 50,000,000               50,000,000INSURANCE                                                 50,000,000                  50,000,000
                                    FIRST ALLMERICA FINANCIAL LIFE        5.140  05/25/2004
 50,000,000               50,000,000INSURANCE                                                 50,000,000                  50,000,000
                                    GENERAL AMERICAN LIFE INSURANCE       5.140  04/08/2008
             50,000,000   50,000,000COMPANY                                                                 50,000,000    50,000,000
                                    GENERAL AMERICAN LIFE INSURANCE       5.140  01/01/2050
             50,000,000   50,000,000COMPANY                                                                 50,000,000    50,000,000
                                    JACKSON NATIONAL LIFE                 5.180  01/03/2000
 50,000,000               50,000,000                                                          50,000,000                  50,000,000
                                    JACKSON NATIONAL LIFE                 5.090  01/01/2050
 50,000,000               50,000,000                                                          50,000,000                  50,000,000
                                    LIFE INSURANCE COMPANY OF VIRGINIA    4.951  09/01/1999
             50,000,000   50,000,000                                                                        50,000,000    50,000,000
                                    LIFE INSURANCE COMPANY OF VIRGINIA    4.951  03/01/2000
             25,000,000   25,000,000                                                                        25,000,000    25,000,000
                                    LIFE INSURANCE COMPANY OF VIRGINIA    4.951  03/01/2000
             25,000,000   25,000,000                                                                        25,000,000    25,000,000
                                    LIFE OF GEORGIA INSURANCE             5.176  01/01/2050
             60,000,000   60,000,000                                                                        60,000,000    60,000,000
                                    NEW YORK LIFE                         5.106  11/15/1999
100,000,000  50,000,000  150,000,000                                                         100,000,000    50,000,000   150,000,000
                                    PEOPLES SECURITY LIFE INSURANCE       5.210  12/04/2040
             20,000,000   20,000,000COMPANY                                                                 20,000,000    20,000,000
                                    PEOPLES SECURITY LIFE INSURANCE       5.160  01/01/2050
             20,000,000   20,000,000COMPANY                                                                 20,000,000    20,000,000
                                    PEOPLES SECURITY LIFE INSURANCE       5.010  01/01/2050
 25,000,000               25,000,000COMPANY                                                   25,000,000                  25,000,000
                                    SUNAMERICA LIFE INSURANCE             5.166  01/01/2050
             50,000,000   50,000,000                                                                        50,000,000    50,000,000
                                    TRAVELERS INSURANCE                   5.040  09/30/1999
 50,000,000  25,000,000   75,000,000                                                          50,000,000    25,000,000    75,000,000
                                    TRAVELERS INSURANCE                   5.013  02/03/2000
             25,000,000   25,000,000                                                                        25,000,000    25,000,000
                                                                                           -----------------------------------------

                                    TOTAL GUARANTEED INVESTMENT CONTRACT
                                                                                             500,000,000   747,000,000 1,247,000,000


                                    MUNICIPAL BONDS & NOTES - 1.22%

                                    ILLINOIS STUDENT                      4.930  05/01/2010
             28,800,000   28,800,000                                                                        28,800,000    28,800,000
                                    MISSOURI ST                           5.000  09/01/2004
             20,600,000   20,600,000                                                                        20,600,000    20,600,000
                                    VIRGINIA ST HSG                       4.950  01/01/2046
 40,000,000 100,000,000  140,000,000                                                          40,000,000   100,000,000   140,000,000
                                                                                           -----------------------------------------

                                    TOTAL MUNICIPAL BONDS & NOTES
                                                                                              40,000,000   149,400,000   189,400,000


                                    REPURCHASE AGREEMENT - 6.36%

                                    AGREEMENT WITH ABN-AMRO               5.050  04/01/1999
            240,000,000  240,000,000                                                                       240,000,000   240,000,000
                                    AGREEMENT WITH DEUTSCHE BANK          5.230  04/01/1999
100,000,000 100,000,000  200,000,000                                                         100,000,000   100,000,000   200,000,000
                                    AGREEMENT WITH FIRST BOSTON           5.120  04/01/1999
 30,000,000               30,000,000                                                          30,000,000                  30,000,000
                                    AGREEMENT WITH LEHMAN BROTHERS        5.150  04/01/1999
140,000,000              140,000,000                                                         140,000,000                 140,000,000
                                    AGREEMENT WITH MERRILL LYNCH          5.200  04/01/1999
100,000,000 100,000,000  200,000,000                                                         100,000,000   100,000,000   200,000,000
                                    AGREEMENT WITH SALOMON SMITH BARNEY   5.050  04/01/1999
175,000,000              175,000,000                                                         175,000,000                 175,000,000
                                                                                           -----------------------------------------

                                    TOTAL REPURCHASE AGREEMENT
                                                                                             545,000,000   440,000,000   985,000,000


                                    INVESTMENT COMPANIES - 1.44%


                                    AIM LIQUID ASSET                      4.900
107,496,559  10,462,000  117,958,559                                                         107,496,559    10,462,000   117,958,559
                                    AIM PRIME FUND                        4.875
 18,474,000   2,917,000   21,391,000                                                          18,474,000     2,917,000    21,391,000
                                    DREYFUS CASH MGMT PLUS                4.863
 31,484,000  52,280,000   83,764,000                                                          31,484,000    52,280,000    83,764,000
                                                                                           -----------------------------------------

                                    TOTAL INVESTMENT COMPANIES
                                                                                             157,454,559    65,659,000   223,113,559


                                    TOTAL INVESTMENTS - 100%
                                                                                                                      15,477,442,804




                                             NATIONS CASH RESERVES / NATIONS PRIME FUND
                                       Pro Forma Combining Statement of Net Assets (Unaudited)
                                                           March 31, 1999


                                           tions Prime       Nations Cash      Adjustments to Pro Forma    Pro Forma Combined
                                                               Resreves
                                           in 000's)          (in 000's)         (in 000's)                    (in 000's)
                                           -----------------------------------------------------           --------------------

TOTAL INVESTMENTS                             $ 7,280,640        $8,196,803         $    -                        $ 15,477,443



OTHER ASSETS AND
LIABILITIES:
Receivable for investments sold
                                                    -                  -                  -                              -
Payable for investments purchased
                                                    -                  -                  -                              -
Other assets and liabilities, net                 135,794           (37,320)              -                             98,474
                                           ----------------------------------------------------------           --------------------
Total Other Assets and Liabilities                135,794           (37,320)              -                             98,474
                                           ----------------------------------------------------------           --------------------

                                           ==========================================================           ====================
NET ASSETS                                      7,416,434         8,159,483               -                         15,575,917
                                           ==========================================================           ====================

NET ASSETS BY CLASS:
Daily\Daily                                     2,718,028              -                  -                          2,718,028

Primary B\Investor B\Investor C\Investor          831,359              -                  -                            831,359

Primary A\Trust                                 3,153,372              -                  -                          3,153,372

Service                                             -                  -                  -                              -

Capital                                             -             4,379,430               -                          4,379,430

Liquidity                                           -             1,423,382               -                          1,423,382

Advisor                                             -               870,170               -                            870,170

Investor A\Market                                 695,703         1,486,502               -                          2,182,205

Marsico                                            17,970              -                  -                             17,970
                                           ----------------------------------------------------------           --------------------

                                                7,416,434         8,159,483               -                         15,575,917
                                           ----------------------------------------------------------           --------------------

SHARES OUTSTANDING BY CLASS:
Daily\Daily
                                                2,718,420              -                  -                          2,718,420
Primary B\Investor B\Investor C\Investor
                                                  831,473              -                  -                            831,473
Primary A\Trust
                                                3,153,844              -                  -                          3,153,844
Service
                                                    -                  -                  -                              -
Capital
                                                    -             4,379,424               -                          4,379,424
Liquidity
                                                    -             1,423,380               -                          1,423,380
Advisor
                                                    -               870,169               -                            870,169

Investor A\Market
                                                  695,805         1,486,500               -                          2,182,305
Marsico
                                                   17,970               -                 -                             17,970
                                           ----------------------------------------------------------           --------------------
                                                                                                                    15,576,986
                                                7,417,513         8,159,473               -
                                           ----------------------------------------------------------           --------------------

NET ASSET VALUE PER SHARE BY CLASS:
Daily\Daily                                      $1.00                 n/a                 $       -                   1.00


Primary B\Investor B\Investor C\Investor         $1.00                 n/a                 $       -                  $1.00


Primary A\Trust                                  $1.00                 n/a                 $       -                  $1.00


Service                                            n/a                 n/a                 $       -                    n/a
Capital                                            n/a               $1.00                 $       -                  $1.00


Liquidity                                          n/a               $1.00                 $       -                  $1.00


Advisor                                            n/a               $1.00                 $       -                  $1.00

Investor A\Market                                $1.00               $1.00                 $       -                  $1.00


Marsico                                          $1.00                 n/a                 $       -                  $1.00



                           SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS

                                                  NATIONS CASH RESERVES / NATIONS PRIME FUND
                                            Pro Forma Combining Statement of Operations (Unaudited)
                                               For the Twelve Month Period Ending March 31, 1999


INVESTMENT INCOME:
Interest                                              $369,451           $377,289         $       -                        $746,740
Dividends                                                   -              10,550                 -                          10,550
                                                ----------------------------------------------------           --------------------
Total Investment Income                                369,451            387,839                 -                         757,290
                                                ----------------------------------------------------           --------------------

EXPENSES:
                                                                                                    (a)
Investment Advisory                                     13,566             21,328          (14,106)                          20,788

Administration                                           6,749              7,109                 -                          13,858

Transfer Agent                                           1,067                161                 -                           1,228

Custodian                                                  363                474                 -                             837

Legal and Audit Fees                                       428                192              (30) (b)                         590

Registration & Filing                                      161              1,192                 -                           1,353

Trustees' Fees                                              15                  5                 -                              20

Interest Expense                                            -                   -                 -                              -

Other expenses                                             339                 87                 -                             425
                                                ----------------------------------------------------           --------------------
Subtotal
                                                        22,688             30,548          (14,136)                          39,100
                                                ----------------------------------------------------           --------------------

SHAREHOLDER SERVICING AND DISTRIBUTION FEES
Daily\Daily                                             10,025                 -            (1,432) (a)                       8,593

Primary B\Investor B\Investor C\Investor                 2,647                 -                74  (a)                       2,721

Primary A\Trust                                             -                  -             2,779  (a)                       2,779

Service                                                     -                  -                -                                -

Liquidity                                                   -              11,252               -                            11,252

Advisor                                                     -               1,937               -                             1,937

Investor A\Market                                        6,155              4,952            1,758  (a)                      12,866

Marsico                                                      5                 -                 1  (a)                           6
                                                ----------------------------------------------------           --------------------

                                                        18,832             18,141            3,181                           40,154
                                                ----------------------------------------------------           --------------------
Fees waived and/or reimbursed by investment
                                                                               -
Advisor, administrator and/or distributor               (6,001)           (25,852)          20,765  (c)                     (11,087)
                                                ----------------------------------------------------           --------------------
TOTAL EXPENSES                                          35,519             22,837            9,810                           68,166
                                                ----------------------------------------------------           --------------------

                                                ----------------------------------------------------           --------------------
NET INVESTMENT INCOME                                  333,932            365,002           (9,810)                         689,124
                                                ----------------------------------------------------           --------------------

NET REALIZED GAIN/(LOSS) ON
                                                ----------------------------------------------------           --------------------
INVESTMENTS:
                                                           17                 23                  -                             40
                                                ----------------------------------------------------           --------------------

NET INCREASE/(DECREASE) IN NET ASSETS
                                                ====================================================           ====================
RESULTING FROM OPERATIONS:                            $333,949            365,025      $    (9,810)                        $689,164
                                                ====================================================           ====================


                              Nations Cash Reserves
                               Nations Prime Fund
          Notes to Pro Forma Combining Financial Statements (unaudited)




1.         Basis of Combination

Nations Institutional Reserves (the "Trust") and Nations Funds, Inc. (the "Company") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end investment companies. As of March 31, 1999 the Trust offered five separate portfolios and the Company offered nine portfolios. The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of March 31, 1999 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of April 1,1999. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at March 31, 1999 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Nations Prime Fund in exchange for shares of Nations Cash Reserves. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Nations Prime Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.


2.         Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and administration fees have been calculated for the combined fund based on the contractual rates expected to be in effect for the Nations Cash Reserves at the time of the Reorganization at the combined level of average net assets for the twelve month period ended March 31, 1999.


                Nations Treasury Reserves / Nations Treasury Fund
             Pro Forma Combining Schedule of Investments (unaudited)
                                  March 31,1999



  Nations     Nations    Pro Forma                      Description                     Coupon   Maturity
Treasury Res Treasury     Combined                                                       Rate      Date

Shares/Par  Shares/Par   Shares/Par

                                     U.S. GOVERNMENT AND AGENCY OBLIGATIONS

                                     U.S. Treasury Notes - 20.91%
 75,000,000 125,000,000  200,000,000 US T-NOTE 6.375% 4/30/99                           6.375   04/30/1999
100,000,000  25,000,000  125,000,000 US T-NOTE 6.25% 5/31/99                            6.250   05/31/1999
 30,000,000  20,000,000   50,000,000 U.S T-NOTE 6% 6/30/99                              6.000   06/30/1999
 65,000,000  60,000,000  125,000,000 US T-NOTE 5.875% 07/31/99                          5.875   07/31/1999
 50,000,000  50,000,000  100,000,000 US T-NOTE 5.875% 8/31/99                           5.875   08/31/1999
             25,000,000   25,000,000 US T-NOTE 5.75% 9/30/99                            5.750   09/30/1999
 90,000,000 110,000,000  200,000,000 US T-NOTE 5.625% 11/30/99                          5.625   11/30/1999
 73,000,000  80,000,000  153,000,000 US T-NOTE 5.875% 2/15/00                           5.875   02/15/2000
 50,000,000  75,000,000  125,000,000 US T-NOTE 5.5% 02/29/00                            5.500   02/29/2000


                                     Total U.S. Government and Agency Obligations


                                     REPURCHASE AGREEMENTS - 77.64%

638,000,000 660,000,000 1,298,000,000Agreement with ABN-AMRO Bank                       4.970   04/01/1999
127,000,000 130,000,000  257,000,000 Agreement with Barclays Capital                    4.900   04/01/1999
127,000,000 130,000,000  257,000,000 Agreement with Bear Stearns and Company, Inc       4.900   04/01/1999
125,000,000 125,000,000  250,000,000 Agreement with CIBC Wood Gundy Securities Corp     5.000   04/01/1999
127,000,000 130,000,000  257,000,000 Agreement with Deutsche Bank                       5.000   04/01/1999
 16,000,000               16,000,000 Agreement with Dresdner Klein                      5.000   04/01/1999
127,000,000 130,000,000  257,000,000 Agreement with First Union Capital Corporation     4.970   04/01/1999
127,000,000 130,000,000  257,000,000 Agreement with J.P. Morgan Securities Inc.         5.050   04/01/1999
112,000,000 113,000,000  225,000,000 Agreement with Lehman Brothers Inc.                4.880   04/06/1999
 90,000,000  90,000,000  180,000,000 Agreement with Morgan Stanley Group Inc.           4.810   04/30/1999
127,000,000 130,000,000  257,000,000 Agreement with Salomon Smith Barney, Inc.          5.050   04/01/1999
127,000,000 130,000,000  257,000,000 Agreement with Societe Generale                    5.050   04/01/1999
             86,000,000   86,000,000 Agreement with Warburg Dillon                      5.100   04/01/1999
127,000,000 130,000,000  257,000,000 Agreement with Westdeutsch5.000desbanken,
                                     Girozentrale                                               04/01/1999


                                     Total Repurchase Agreements


                                     INVESTMENT COMPANIES - 1.45%

 17,175,000  22,032,000   39,207,000 AIM TREASURY FUND #812                             4.801
 17,328,000  20,151,000   37,479,000 DREYFUS TREASURY CASH                              4.631


                                     Total Investment Companies


                                     TOTAL INVESTMENTS - 100.00%



  Nations     Nations    Pro Forma                      Description                      Nations     Nations         Pro Forma
Treasury Res Treasury     Combined                                                      Treasury     Treasury          Value
                                                                                           Res
Shares/Par  Shares/Par   Shares/Par                                                       Value       Value

                                     U.S. GOVERNMENT AND AGENCY OBLIGATIONS

                                     U.S. Treasury Notes - 20.91%
 75,000,000 125,000,000  200,000,000 US T-NOTE 6.375% 4/30/99                           75,071,359  125,092,127     200,163,486
100,000,000  25,000,000  125,000,000 US T-NOTE 6.25% 5/31/99                           100,263,248   25,065,644     125,328,892
 30,000,000  20,000,000   50,000,000 U.S T-NOTE 6% 6/30/99                              30,033,365   20,022,244      50,055,609
 65,000,000  60,000,000  125,000,000 US T-NOTE 5.875% 07/31/99                          65,169,954   60,164,297     125,334,250
 50,000,000  50,000,000  100,000,000 US T-NOTE 5.875% 8/31/99                           50,075,908   50,075,908     100,151,816
             25,000,000   25,000,000 US T-NOTE 5.75% 9/30/99                                         25,125,591      25,125,591
 90,000,000 110,000,000  200,000,000 US T-NOTE 5.625% 11/30/99                          90,576,769  110,713,067     201,289,836
 73,000,000  80,000,000  153,000,000 US T-NOTE 5.875% 2/15/00                           73,652,798   80,696,938     154,349,736
 50,000,000  75,000,000  125,000,000 US T-NOTE 5.5% 02/29/00                            50,289,476   75,423,471     125,712,947
                                                                                       ----------------------------------------

                                     Total U.S. Government and Agency Obligations      535,132,877  572,379,287   1,107,512,164


                                     REPURCHASE AGREEMENTS - 77.64%

638,000,000 660,000,000 1,298,000,000Agreement with ABN-AMRO Bank                      638,000,000  660,000,000   1,298,000,000
127,000,000 130,000,000  257,000,000 Agreement with Barclays Capital                   127,000,000  130,000,000     257,000,000
127,000,000 130,000,000  257,000,000 Agreement with Bear Stearns and Company, Inc      127,000,000  130,000,000     257,000,000
125,000,000 125,000,000  250,000,000 Agreement with CIBC Wood Gundy Securities Corp    125,000,000  125,000,000     250,000,000
127,000,000 130,000,000  257,000,000 Agreement with Deutsche Bank                      127,000,000  130,000,000     257,000,000
 16,000,000               16,000,000 Agreement with Dresdner Klein                      16,000,000                   16,000,000
127,000,000 130,000,000  257,000,000 Agreement with First Union Capital Corporation    127,000,000  130,000,000     257,000,000
127,000,000 130,000,000  257,000,000 Agreement with J.P. Morgan Securities Inc.        127,000,000  130,000,000     257,000,000
112,000,000 113,000,000  225,000,000 Agreement with Lehman Brothers Inc.               112,000,000  113,000,000     225,000,000
 90,000,000  90,000,000  180,000,000 Agreement with Morgan Stanley Group Inc.           90,000,000   90,000,000     180,000,000
127,000,000 130,000,000  257,000,000 Agreement with Salomon Smith Barney, Inc.         127,000,000  130,000,000     257,000,000
127,000,000 130,000,000  257,000,000 Agreement with Societe Generale                   127,000,000  130,000,000     257,000,000
             86,000,000   86,000,000 Agreement with Warburg Dillon                                   86,000,000      86,000,000
127,000,000 130,000,000  257,000,000 Agreement with Westdeutsch5.000desbanken,
                                     Girozentrale                                      127,000,000  130,000,000     257,000,000
                                                                                       ----------------------------------------

                                     Total Repurchase Agreements                     1,997,000,00 2,114,000,000   4,111,000,000


                                     INVESTMENT COMPANIES - 1.45%

 17,175,000  22,032,000   39,207,000 AIM TREASURY FUND #812                             17,175,000   22,032,000      39,207,000
 17,328,000  20,151,000   37,479,000 DREYFUS TREASURY CASH                              17,328,000   20,151,000      37,479,000
                                                                                       ----------------------------------------

                                     Total Investment Companies                         34,503,000   42,183,000      76,686,000


                                     TOTAL INVESTMENTS - 100.00%                                                  5,295,198,164





                                               Nations Treasury Reserves / Nations Treasury Fund
                                            Pro Forma Combining Statement of Net Assets (Unaudited)
                                                                 March 31,1999


                                            Nations Treasury   Treasury Reserves   Adjustments to Pro Forma     Pro Forma Combined
                                               (in 000's)          (in 000's)          (in 000's)                   (in 000's)
                                             ---------------------------------------------------------           -------------------

Total Investments                                $ 2,728,562         $ 2,566,636          $-                         $ 5,295,198

Other Assets and
Liabilities:

Receivable for investments sold                       -                  -                 -                              -

Payable for investments purchased                     -                  -                 -                              -

Other assets and liabilities, net                  (283,952)             635,276           -                            351,324
                                             ---------------------------------------------------------           -------------------
Total Other Assets and Liabilities                 (283,952)             635,276           -                            351,324
                                             ---------------------------------------------------------           -------------------

                                             =========================================================           ===================
Net Assets                                        2,444,610            3,201,912           -                          5,646,522
                                             =========================================================           ===================

Net Assets by Class:

Daily\Daily
                                                   219,592               -                 -                           219,592
Primary B\Investor B\Investor C\Investor
                                                   282,329               -                 -                           282,329
Primary A\Trust
                                                   766,456               -                 -                           766,456
Service
                                                      -                  -                 -                              -
Capital
                                                      -             1,382,687              -                         1,382,687
Liquidity
                                                      -               304,387              -                           304,387
Advisor
                                                      -               344,906              -                           344,906
Investor A\Market
                                                 1,176,233          1,169,931              -                         2,346,164
                                             ---------------------------------------------------------           -------------------

                                                 2,444,610          3,201,912              -                         5,646,522
                                             ---------------------------------------------------------           -------------------

Shares Outstanding by Class:
Daily\Daily
                                                   219,685               -                 -                           219,685
Primary B\Investor B\Investor C\Investor
                                                   282,449               -                 -                           282,449
Primary A\Trust
                                                   766,752               -                 -                           766,752
Service
                                                      -                  -                 -                              -
Capital
                                                      -             1,382,716              -                         1,382,716
Liquidity
                                                      -               304,406              -                           304,406
Advisor
                                                      -               344,926              -                           344,926
Investor A\Market                                1,176,813          1,170,000              -                         2,346,813
                                             ---------------------------------------------------------           -------------------

                                                 2,445,699          3,202,048              -                         5,647,747
                                             ---------------------------------------------------------           -------------------

Net Asset Value per Share by Class:
Daily\Daily                                        $1.00                 n/a                $       -                  $1.00


Primary B\Investor B\Investor C\Investor           $1.00                 n/a                $       -                  $1.00


Primary A\Trust                                    $1.00                 n/a                $       -                  $1.00


Service                                              n/a                 n/a                $       -                    n/a

Capital                                              n/a               $1.00                $       -                  $1.00


Liquidity                                            n/a               $1.00                $       -                  $1.00


Advisor                                              n/a               $1.00                $       -                  $1.00

Investor A\Market                                  $1.00               $1.00                $       -                  $1.00

                           See Notes to Pro Forma Financial Statements

                                               Nations Treasury Reserves / Nations Treasury Fund
                                            Pro Forma Combining Statement of Operations (Unaudited)
                                               For the Twelve Month Period Ending March 31, 1999


INVESTMENT INCOME:
Interest                                              $146,302           $102,822         $       -                    $249,123
Dividends                                                   -               1,979                 -                       1,979
                                                  --------------------------------------------------           ----------------
Total Investment Income                                146,302            104,800                 -                     251,102
                                                  --------------------------------------------------           ----------------

EXPENSES:
Investment Advisory                                      5,535              6,034           (4,421) (a)                   7,147

Administration                                           2,754              2,011                 -                       4,765

Transfer Agent                                             500                19                  -                         519

Custodian                                                  218                162                 -                         380

Legal and Audit Fees                                       307                65               (30) (b)                     342

Registration & Filing                                      203                559                 -                         761

Trustees' Fees                                              15                 21                 -                          36

Interest Expense                                            -                  -                  -                          -

Other expenses                                             168                20                  -                         188
                                                  --------------------------------------------------           ----------------
Subtotal                                                 9,699              8,892           (4,451)                      14,139
                                                  --------------------------------------------------           ----------------

Shareholder Servicing and Distribution Fees
Daily\Daily                                              1,273                                (182) (a)                   1,091

Primary B\Investor B\Investor C\Investor                 1,203                                  19  (a)                   1,223

Primary A\Trust                                             -                                  719  (a)                     719

Service                                                                                          -                           -
Capital
                                                                               -                 -                           -
Liquidity
                                                                            3,390                -                        3,390
Advisor
                                                            -                 770                -                          770
Investor A\Market                                        5,262              3,660            1,504  (a)                  10,426
                                                  --------------------------------------------------           ----------------

                                                         7,739              7,820              2,060                     17,619
                                                  --------------------------------------------------           ----------------
Fees waived and/or reimbursed by investment
                                                                               -
advisor, administrator and/or distributor               (2,123)            (7,898)             5,256                     (4,765)
                                                  --------------------------------------------------           ----------------
Total Expenses                                          15,315              8,814              2,865                     26,994
                                                  --------------------------------------------------           ----------------

                                                  --------------------------------------------------           ----------------
NET INVESTMENT INCOME                                  130,987             95,987           (2,865)                     224,109
                                                  --------------------------------------------------           ----------------

NET REALIZED GAIN/(LOSS) ON
                                                  --------------------------------------------------           ----------------
INVESTMENTS:                                              (9)                (2)                  -                       (11)
                                                  --------------------------------------------------           ----------------

NET INCREASE/(DECREASE) IN NET ASSETS
                                                  ==================================================           ================
RESULTING FROM OPERATIONS:                           $130,978            $95,985      $    (2,865)                    $224,098
                                                  ==================================================           ================

Legend:
(a) Reflects adjustment to the acquiring fund contractual fee obligation.
(b) Adjustment reflects expected savings when the two funds become one.
(c) Reflects adjustment to the level of the acquiring fund's voluntary expense reimbursement.
(d) Net of expense offset arrangements amounts to less than .01% of average net assets.

See Notes to Pro Forma Financial Statements

                            Nations Treasury Reserves
                       Nations Treasury Money Market Fund
          Notes to Pro Forma Combining Financial Statements (unaudited)




1.         Basis of Combination

Nations Institutional Reserves (the "Trust") and Nations Funds, Inc. (the "Company") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end investment companies. As of March 31, 1999 the Trust offered five separate portfolios and the Company offered nine portfolios. The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of March 31, 1999 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of April 1,1999. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at March 31, 1999 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Nations Treasury Fund in exchange for shares of Nations Tresury Reserves. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Nations Treasury Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.


2.         Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and administration fees have been calculated for the combined fund based on the contractual rates expected to be in effect for the Nations Treasury Reserves at the time of the Reorganization at the combined level of average net assets for the twelve month period ended March 31, 1999.

             NATIONS GOVERNMENT RESERVES/NATIONS GOVERNMENT MONEY MARKET FUND
                 Pro Forma Combining Schedule of Investments (unaudited)
                                      March 31,1999


  Nations         Nation       Pro Forma        Description       Coupon  Maturity      Nations         Nations   Pro Forma
Gov't Reserves   Gov't MM      Combined                            Rate    Date     Gov't Reserves     Gov't MM     Value
  Shares/Par    Shares/Par    Shares/Par                                                 Value           Value

                                         U.S. Government and Agency Obligations- 63.97%


                                         Federal Farm Credit Bank (FFCB)- 1.54%




                5,000,000     5,000,000  Federal Farm Credit Bank         04/12/1999                  4,992,743    4,992,743
 6,000,000      6,000,000    12,000,000  Federal Farm Credit Bank  5.500  04/01/1999    6,000,000     6,000,000   12,000,000
                                                                                      ---------------------------------------

                         Total Federal Farm Credit Bank                                 6,000,000    10,992,743   16,992,743


                         Federal Home Loan Bank (FHLB) 48.98%


              70,000,000    70,000,000   Federal Home Loan Bank           04/01/1999                70,000,000    70,000,000
               6,000,000     6,000,000   Federal Home Loan Bank           04/05/1999                 5,996,833     5,996,833
               6,000,000     6,000,000   Federal Home Loan Bank           04/07/1999                 5,995,250     5,995,250
               6,000,000     6,000,000   Federal Home Loan Bank           04/09/1999                 5,993,840     5,993,840
 6,901,000    10,000,000    16,901,000   Federal Home Loan Bank           04/14/1999    6,889,487    9,982,883    16,872,370
 6,000,000     6,000,000    12,000,000   Federal Home Loan Bank           04/15/1999    5,988,707    5,988,707    11,977,413
              15,000,000    15,000,000   Federal Home Loan Bank           04/23/1999                14,957,161     4,957,161
               8,000,000     8,000,000   Federal Home Loan Bank           04/30/1999                 7,969,711     7,969,711
              15,000,000    15,000,000   Federal Home Loan Bank           05/05/1999                14,933,211     4,933,294
               4,850,000     4,850,000   Federal Home Loan Bank           05/12/1999                 4,823,487     4,823,487
              10,000,000    10,000,000   Federal Home Loan Bank           05/19/1999                 9,936,800     9,936,800
10,000,000    10,000,000    20,000,000   Federal Home Loan Bank           05/21/1999    9,934,167    9,934,167    19,868,333
 8,000,000     8,000,000    16,000,000   Federal Home Loan Bank           05/26/1999    7,941,211    7,941,211    15,882,422
 8,000,000     8,000,000    16,000,000   Federal Home Loan Bank           05/28/1999    7,939,960    7,939,960    15,879,920
 8,000,000     8,000,000    16,000,000   Federal Home Loan Bank           06/15/1999    7,921,167    7,921,167    15,842,333
10,000,000     8,000,000    18,000,000   Federal Home Loan Bank           06/25/1999    9,887,611    7,910,089    17,797,700
 8,000,000     8,000,000    16,000,000   Federal Home Loan Bank           07/14/1999    7,893,920    7,893,920    15,787,840
 8,000,000     8,000,000    16,000,000   Federal Home Loan Bank           08/04/1999    7,869,444    7,869,444    15,738,889
               8,000,000     8,000,000   Federal Home Loan Bank           08/06/1999                 7,867,356     7,867,356
              10,000,000    10,000,000   Federal Home Loan Bank           08/13/1999                 9,823,939     9,823,939
              10,000,000    10,000,000   Federal Home Loan Bank    5.570  04/07/1999                 9,999,859     9,999,859
 9,000,000     9,000,000    18,000,000   Federal Home Loan Bank    5.650  04/09/1999    8,999,948    8,999,941     7,999,896
 4,000,000     4,000,000     8,000,000   Federal Home Loan Bank    5.705  05/05/1999    4,002,395    4,002,395     8,004,789
               8,000,000     8,000,000   Federal Home Loan Bank    5.723  05/05/1999                 7,999,735     7,999,735
13,000,000    12,000,000    25,000,000   Federal Home Loan Bank    4.781  06/17/1999   12,999,314   11,999,367     4,998,682
12,000,000     8,000,000    20,000,000   Federal Home Loan Bank    5.510  07/06/1999   11,997,002    7,998,001    19,995,003
12,000,000    12,000,000    24,000,000   Federal Home Loan Bank    4.770  10/21/1999   12,000,000   12,000,000    24,000,000
10,000,000    10,000,000    20,000,000   Federal Home Loan Bank    4.770  11/09/1999    9,995,828    9,995,828    19,991,655
12,000,000    12,000,000    24,000,000   Federal Home Loan Bank    4.900  01/14/2000   11,999,258   11,999,258    23,998,516
10,000,000    10,000,000    20,000,000   Federal Home Loan Bank    4.910  02/09/2000    9,999,484    9,999,484    19,998,968
10,000,000    10,000,000    20,000,000   Federal Home Loan Bank    4.950  02/24/2000    9,994,321   19,994,321    19,988,642
12,000,000     8,000,000    20,000,000   Federal Home Loan Bank    5.100  03/03/2000   11,995,745    7,997,163    19,992,908
14,000,000     8,000,000    22,000,000   Federal Home Loan Bank    5.150  03/08/2000   13,988,938    7,993,678    21,982,617
                                                                                  --------------------------------------------

                           Total Federal Home Loan Bank                               190,237,908  352,658,258   542,896,162

                           Federal Home Loan Mortgage Corporation (FHLMC)- 3.86%

 6,000,000     6,000,000  Federal Home Loan Mortgage Corporation         04/09/1999   5,993,520                    5,993,520
 8,500,000     8,500,000  Federal Home Loan Mortgage Corporation         04/12/1999   8,487,222                    8,487,222
 5,653,000     5,653,000  Federal Home Loan Mortgage Corporation         04/15/1999   5,642,558                    5,642,558
 5,300,000     5,300,000  Federal Home Loan Mortgage Corporation         04/16/1999   5,289,510                    5,289,510
 7,450,000     7,450,000  Federal Home Loan Mortgage Corporation         04/26/1999   7,425,167                    7,425,167
10,000,000    10,000,000  Federal Home Loan Mortgage Corporation         05/06/1999   9,953,819                    9,953,819
                                                                                      --------------------------------------

                         Total Federal Home Loan Mortgage Corporation                42,791,796                   42,791,796

                         Federal National Mortgage Association

                         (FNMA)- 3.06%

 6,000,000     6,000,000 Federal National Mortgage  Association           04/01/1999   6,000,000                   6,000,000
 3,916,000     3,916,000 Federal National Mortgage  Association           04/02/1999   3,915,472                   3,915,472
 8,000,000     8,000,000 Federal National Mortgage  Association           04/07/1999   7,993,533                   7,993,533
 8,000,000     8,000,000 Federal National Mortgage  Association   5.002   04/28/1999   7,999,704                   7,999,704
 8,000,000     8,000,000 Federal National Mortgage  Association   5.630   05/05/1999   7,999,571                   7,999,571
                                                                                       -------------------------------------

                         Total Federal National Mortgage Association                  33,908,281                  33,908,281



                         Student Loan Marketing Association
                         (SLMA)- 6.53%

            8,000,000   8,000,000  Student Loan Marketing Association            06/30/1999  7,907,000               7,907,000
            4,500,000   4,500,000  Student Loan Marketing Association    4.992   04/16/1999  4,499,908               4,499,908


12,000,000  8,000,000  20,000,000  Student Loan Marketing Association    5.202   05/20/1999 12,000,000   8,000,000  20,000,000
12,000,000  8,000,000  20,000,000  Student Loan Marketing Association    4.720   09/15/1999 11,995,679   7,997,119  19,992,798
10,000,000 10,000,000  20,000,000  Student Loan Marketing Association    4.930   02/08/2000  9,999,485   9,999,485  19,998,971
                                                                                            ----------------------------------

                         Total Student Loan Marketing Association                           33,995,164  38,403,512  72,398,676
                                                                                            ----------------------------------

                         Total U.S. Government and Agency Obligations                                              708,987,658



                         Repurchase Agreements-34.73%

170,000,000            170,000,000  ABN-AMRO Bank                        5.050  04/01/1999  170,000,000           170,000,000
170,000,000            170,000,000  Credit Suisse First Boston Corp.     5.120  04/01/1999  170,000,000           170,000,000
 30,000,000             30,000,000  Lehman Brothers, Inc.                5.250  04/01/1999   30,000,000            30,000,000
 15,000,000             15,000,000  Societe Generale                     5.200  04/01/1999   15,000,000            15,000,000
                                                                                            ---------------------------------

                         Total Repurchase Agreements                                        385,000,000           385,000,000


                         Investment Companies- 1.30%

6,851,000               6,851,000   DREYFUS TREASURY CASH               4.631                 6,851,000              6,851,000
           7,554,300    7,554,300   DREYFUS TREASURY PRIME              4.479                            7,554,300   7,554,300
                                                                                             ----------------------------------

                         Total Investment Companies                                           6,851,000  7,554,300  14,405,300


                         Total Investments- 100%                                                                 1,108,392,958


        NATIONS GOVERNMENT RESERVES/NATIONS GOVERNMENT MONEY MARKET FUND
             Pro Forma Combining Statement of Net Assets (Unaudited)
                                 March 31, 1999


                                            Government   Government  Adjustments to Pro Forma   Pro Forma
                                           Money Market   Reserves                              Combined
                                            (in 000's)   (in 000's)  (in 000's)                (in 000's)
                                           --------------------------------------           --------------

TOTAL INVESTMENTS
                                          $   409,609   $   698,784     $     -               1,108,393


OTHER ASSETS AND LIABILITIES:
Receivable for investments sold                    -             -            -                      -
Payable for investments purchased                  -             -            -                      -
Other assets and liabilities, net               6,842        13,164           -                  20,006
                                           --------------------------------------        --------------
Total Other Assets and Liabilities
                                                6,842        13,164           -                  20,006
                                           --------------------------------------        --------------

                                           ======================================        ==============
NET ASSETS
                                              416,451       711,948           -               1,128,399
                                           ======================================        ==============

NET ASSETS BY CLASS:

Daily\Daily                                    43,430                         -                 43,430

Primary B\Investor B\Investor C\Investor       83,420                         -                 83,420

Primary A\Trust                               275,677                         -                275,677

Service                                                                       -                     -

Capital                                                      229,561          -                229,561

Liquidity                                                     59,551          -                 59,551





Advisor                                            -          88,836          -                 88,836

Investor A\Market                             13,924         334,000          -                347,924
                                           --------------------------------------        --------------

                                             416,451         711,948          -              1,128,399
                                           --------------------------------------        --------------




SHARES OUTSTANDING BY CLASS:
Daily\Daily                                   43,433                          -                43,433

Primary B\Investor B\Investor C\Investor      83,436                          -                83,436

Primary A\Trust                              275,717                          -               275,717

Service                                                                       -                    -

Capital                                                       229,561         -               229,561

Liquidity                                                      59,551         -                59,551

Advisor                                            -           88,836         -                88,836

Investor A\Market                             13,926          334,000         -               347,926
                                           --------------------------------------        --------------

                                             416,512          711,948         -             1,128,460
                                           --------------------------------------        --------------



NET ASSET VALUE PER SHARE BY CLASS:
Daily\Daily                                     $1.00          n/a      $      -            $1.00

Primary B\Investor B\Investor C/Investor        $1.00          n/a      $      -            $1.00


Primary A\Trust                                 $1.00          n/a      $      -            $1.00


Service                                           n/a          n/a      $      -              n/a

Capital                                           n/a         $1.00     $      -            $1.00


Liquidity                                         n/a         $1.00     $      -            $1.00


Advisor                                           n/a         $1.00     $      -            $1.00

Investor A\Market
                                                $1.00         $ 1.00    $      -            $1.00


                  SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS


        NATIONS GOVERNMENT RESERVES/NATIONS GOVERNMENT MONEY MARKET FUND
             Pro Forma Combining Statement of Operations (Unaudited)
                For the Twelve Month Period Ending March 31, 1999


INVESTMENT INCOME:
Interest                                        21,119         32,621    $     -                 53,739

Dividends                                          (14)           598          -                    583
                                           --------------------------------------        --------------
Total Investment
Income                                            21,104       33,218          -                 54,323
                                           --------------------------------------        --------------

EXPENSES:


Investment Advisory                                1,631        1,886    (1,962)(a)               1,554

Administration                                       408          629          -                  1,036

Transfer Agent                                       51           25           -                     76

Custodian                                            34           72           -                    105

Legal and Audit Fees                                 76           54        (30)(b)                 101

Registration & Filing                                75           83           -                    157

Trustees' Fees                                       15           24           -                     39

Interest Expense                                      -            -           -                      -

Other expenses                                       56           34           -                     91
                                           --------------------------------------        --------------
Subtotal                                          2,345        2,807     (1,992)                  3,160
                                           --------------------------------------        --------------

SHAREHOLDER SERVICING AND DISTRIBUTION FEES
Daily\Daily                                          247           -        (35)(a)                 212

Primary B\Investor B\Investor C\Investor             354                      3 (a)                 357

Primary A\Trust                                       -                     249 (a)                 249

Service                                                            -                                 -

Capital                                                            -                                 -

Liquidity                                             -           405                               405

Advisor                                               -           243                               243

Investor A\Market                                    74         1,374          21 (a)             1,469
                                               --------------------------------------    --------------

Fees waived and/or reimbursed by investment         675        2,022          238                 2,935
                                               --------------------------------------    --------------

advisor, administrator and/or distributor         (1,290)      (1,982)      2,236 (c)           (1,036)
                                               --------------------------------------    --------------

TOTAL EXPENSES                                     1,730        2,846         482                 5,058
                                               --------------------------------------    --------------

                                               --------------------------------------    --------------
NET INVESTMENT INCOME
                                                  19,374       30,372        (482)               49,265
                                               --------------------------------------    --------------

NET REALIZED GAIN/(LOSS) ON
                                               --------------------------------------    --------------
INVESTMENTS:
                                                       2            1           -                     3
                                               --------------------------------------    --------------

NET INCREASE/(DECREASE) IN NET ASSETS
                                           ======================================        ==============
RESULTING FROM OPERATIONS:
                                                  19,376       30,373      (482)                 49,267
                                           ======================================        ==============

LEGEND:
(A) REFLECTS ADJUSTMENT TO THE ACQUIRING
FUND CONTRACTUAL FEE OBLIGATION.
(B) ADJUSTMENT REFLECTS EXPECTED SAVINGS
WHEN THE TWO FUNDS BECOME ONE.
(C) REFLECTS ADJUSTMENT TO THE LEVEL OF THE ACQUIRING FUND'S VOLUNTARY

EXPENSE REIMBURSEMENT.
 (D) NET OF EXPENSE OFFSET ARRANGEMENTS AMOUNTS TO LESS THAN .01%
OF AVERAGE NET ASSETS.


SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS


                           Nations Government Reserves
                      Nations Government Money Market Fund
          Notes to Pro Forma Combining Financial Statements (unaudited)




1.      Basis of Combination

Nations Institutional Reserves and Nations Funds Trust are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end investment companies. As of March 31, 1999 the Nations Institutional Reserves offered five separate portfolios and Nations Funds Trust offered thirty-eight portfolios. The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of March 31, 1999 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of April 1,1999. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at March 31, 1999 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Nations Government Money Market Fund in exchange for shares of Nations Government Reserves. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Nations Government Money Market Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.


2.      Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and administration fees have been calculated for the combined fund based on the contractual rates expected to be in effect for the Nations Government Reserves, at the time of the Reorganization at the combined level of average net assets for the twelve month period ended March 31, 1999.

               NATIONS MUNICIPAL RESERVES/NATIONS TAX-EXEMPT FUND
             Pro Forma Combining Schedule of Investments (unaudited)
                                 March 31, 1999

     Nations          Nations     Pro Forma     Description         Coupon  Maturity     Nations         Nations     Pro Forma
Municipal Reserves  Tax Exempt    Combined                           Rate     Date   Municipal Reserves Tax Exempt     Value
   Shares/Par       Shares/Par   Shares/Par                                              Value           Value

                             Municipal Bonds and Notes - 99.6%

                                            Alabama - 2.3%
                    4,500,000     4,500,000 ALABAMA HSG FIN 6/15/26  3.000   06/15/26                   4,500,000      4,500,000
                    6,765,000     6,765,000 ALABAMA HSG FIN 6/15/26  3.000   06/15/26                   6,765,000      6,765,000
                    6,000,000     6,000,000 ALABAMA TURTLE 9/01/23   3.150   09/01/23                   6,000,000      6,000,000
     680,000                        680,000 Arab, Alabama,Industrial 3.250   06/01/02      680,000                       680,000
                                            Development Board
                    9,640,000     9,640,000 ASMS PUB EDL BLDG 7/1/22 3.150   07/01/22                   9,640,000      9,640,000
                    1,475,000     1,475,000 BIRMINGHAM AL VAR 6/1/00 3.400   06/01/00                   1,475,000      1,475,000
   5,000,000                      5,000,000 Columbia, AL, Industrial 3.050   10/01/22    5,000,000                     5,000,000
                                            Development Board, IDR
                    2,800,000     2,800,000 COLUMBIA ALA 6/01/28     3.150   06/01/28                   2,800,000      2,800,000
   1,100,000                      1,100,000 Foley, AL, Industrial    3.250   12/01/00    1,100,000                     1,100,000
                                            Development Board, IDR
                    1,150,000     1,150,000 GADSDEN AL VAR 6/1/15    3.100   06/01/15                   1,150,000      1,150,000
                    2,700,000     2,700,000 GADSDEN AL INDL DEV      3.250   05/01/04                   2,700,000      2,700,000
                                            5/1/4
                      560,000       560,000 HOMEWOOD ALA INDL        3.100   11/01/04                     560,000        560,000
                                            11/1/04
   2,600,000        3,300,000     5,900,000 Northern Alabama,        3.100   12/01/00    2,600,000      3,300,000      5,900,000
                                            Pollution Control
                                            Environmental
                                            Improvement Authority
                    2,000,000     2,000,000 OPELIKA ALA INDL         3.100   12/01/99                   2,000,000      2,000,000
                                            12/01/99
  3,850,000                       3,850,000 PHENIX CNTY ALA VRN      3.100   12/01/15    3,850,000                     3,850,000
                                            12/1/
  2,470,000        12,930,000    15,400,000 PHENIX CNT DEV 6/1/28    3.150   06/01/28    2,470,000     12,930,000     15,400,000
                                            VR
                    3,800,000     3,800,000 PHENIX CNTY ALA 3/01/31  3.150   03/01/31                   3,800,000      3,800,000
                                                                                          --------------------------------------

                                    Alabama Total                                       15,700,000     57,620,000     73,320,000

                                    Alaska - 1.5%
                   16,600,000    16,600,000 ALASKA DEV ATH 5/1/09    3.100   05/01/09                  16,600,000     16,600,000
                                            FRN
                      500,000       500,000 VALDEZ ALASKA 12/1/33    3.100   12/01/33                     500,000        500,000
                      700,000       700,000 VALDEZ AK MARINE         3.100   12/01/33                     700,000        700,000
                                            12/1/33
                   29,550,000    29,550,000 VALDEZ ALASKA MAR        3.050   05/01/31                  29,550,000     29,550,000
                                            5/01/31
                                                                                          ---------------------------------------

                                     Alaska Total                                                0     47,350,000     47,350,000

                                    Arizona - 1.4%
                   17,200,000    17,200,000  APACHE CNTY AZ 12/15/18 3.050   12/15/18                  17,200,000     17,200,000
   7,700,000        7,000,000    14,700,000  APACHE CNTY VRN         3.050   12/15/18    7,700,000      7,000,000     14,700,000
                                             12/15/18
                    5,100,000     5,100,000  CASA GRANDE AZ 7/1/15   2.950   07/01/15                   5,100,000      5,100,000
                    4,200,000     4,200,000  GOODYEAR AZ INDL 5/1/15 3.250   05/01/15                   4,200,000      4,200,000
   2,200,000                      2,200,000  MARICOPA CO AZ 5/1/29   3.150   05/01/29    2,200,000                     2,200,000
   1,000,000                      1,000,000  PINAL CNTY ARIZ VRN     3.000   12/01/11    1,000,000                     1,000,000
                                             12/1
                                                                                         ----------------------------------------

                                     Arizona Total                                      10,900,000     33,500,000     44,400,000

                                     Arkansas - 0.7%
   6,500,000        5,000,000    11,500,000  CROSSETT AR PCR 8/1/04  3.100   08/01/04    6,500,000      5,000,000     11,500,000
                    6,300,000     6,300,000  LITTLE ROCK ARK         3.150   12/01/25                   6,300,000      6,300,000
                                             12/01/25
                    3,250,000     3,250,000  LOWELL AR IDR VAR       3.100   06/01/31                   3,250,000      3,250,000
                                             6/1/31
                                                                                        -----------------------------------------

                                     Arkansas Total                                      6,500,000     14,550,000     21,050,000

                                     California - 2.7%
   2,500,000        7,500,000    10,000,000  CA HIGHER ED LN 4/1/00  3.650   04/01/00    2,500,000      7,500,000     10,000,000
                   19,000,000    19,000,000  CA HIGHER ED LN 4/1/00  3.800   04/01/00                  19,000,000     19,000,000
                    1,400,000     1,400,000  LA REGL ARPT VRN        3.100   12/01/24                   1,400,000      1,400,000
                                             12/1/24
   1,800,000                      1,800,000  LA CA APTS D-VAR        3.100   12/01/24    1,800,000                     1,800,000
                                             12/1/24
   1,850,000       44,750,000    46,600,000  LA REGION AIRPORT       3.100   12/01/25    1,850,000     44,750,000     46,600,000
                                             12/1/25
   1,500,000        3,500,000     5,000,000  REG ARPT IMPR FRN (AMT) 3.150   12/01/25    1,500,000      3,500,000      5,000,000
                                                                                       ------------------------------------------

                                     California Total                                    7,650,000     76,150,000     83,800,000

                                     Colorado - 2.8%
                    5,440,000     5,440,000  ARAPAHOE CNTY CO 5/1/23 3.150   05/01/23                   5,440,000      5,440,000
   1,300,000                      1,300,000  COLORADO HLTH FACS      3.100   12/01/04    1,300,000                     1,300,000
                                             12/1/4
                   13,000,000    13,000,000  COLORADO HSG FIN        3.125   11/01/09                  13,000,000     13,000,000
                                             11/01/09
   3,070,000                      3,070,000  CO POSTSEC EDL 6/1/11   3.100   06/01/11    3,070,000                     3,070,000
   2,000,000                      2,000,000  CO STUDENT OBLIG 7/1/20 3.100   07/01/20    2,000,000                     2,000,000
   3,600,000                      3,600,000  COL STUDENT VAR 8/1/00  3.000   08/01/00    3,600,000                     3,600,000
                    3,500,000     3,500,000  DENVER COLO VAR         3.100   11/15/25                   3,500,000      3,500,000
                                             11/15/25
                    5,000,000     5,000,000  DENVER CO VAR 11/15/25  3.100   11/15/25                   5,000,000      5,000,000
                    5,305,000     5,305,000  EL PASO CNTY CO 12/1/24 3.050   12/01/24                   5,305,000      5,305,000
   1,035,000                      1,035,000  LARIMER CNTY COL        3.100   06/01/10    1,035,000                     1,035,000
                                             6/01/10
   3,000,000       39,300,000    42,300,000  MOFFAT CNTY COLO        3.050   07/01/10    3,000,000     39,300,000     42,300,000
                                             7/01/10




                    3,000,000     3,000,000  PITKIN CNTY COLO        3.250   04/01/14                   3,000,000      3,000,000
                                             4/01/14
                                                                                         ----------------------------------------


                                    Colorado Total                                      14,005,000     74,545,000     88,550,000

                                    Delaware - 2.7%
                   12,000,000    12,000,000  DELAWARE ST VAR 8/1/29  3.150   08/01/29                  12,000,000     12,000,000
                   10,000,000    10,000,000  DELAWARE ST ECON 8/1/29 3.000   08/01/29                  10,000,000     10,000,000
                   17,300,000    17,300,000  DELAWARE ST ECON 8/1/29 3.050   08/01/29                  17,300,000     17,300,000
                   10,550,000    10,550,000  DELWARE ST ECON         3.100   12/01/15                  10,550,000     10,550,000
                                             12/01/15
                   28,100,000    28,100,000  DELAWARE ST VRN         3.100   12/01/15                  28,100,000     28,100,000
                                             12/01/15
                    5,700,000     5,700,000  DELAWARE ST VAR 12/1/15 3.100   12/01/15                   5,700,000      5,700,000
                                                                                          ---------------------------------------

                                    Delaware Total                                                0    83,650,000     83,650,000

                                    District of Columbia - 0.3%
                   10,000,000    10,000,000  D C TAX 3.75% 9/30/99   3.750   09/30/99                  10,031,547     10,031,547
                                                                                         ----------------------------------------

                                    District of Columbia Total                                    0    10,031,547     10,031,547


                                    Florida - 4.2%
   2,775,000                      2,775,000  BREVARD CNTY FL 12/1/10 3.200   12/01/10    2,775,000                    2,775,000
                   12,810,000    12,810,000  BROWARD CNTY FLA        3.050   11/01/07                  12,810,000     12,810,000
                                             11/1/07
                    6,500,000     6,500,000  DADE CNTY FL SPL        3.100   08/01/15                   6,500,000      6,500,000
                                             8/01/15
                    4,365,000     4,365,000  DADE CNTY FL INDL       3.200   11/01/14                   4,365,000      4,365,000
                                             11/1/14
                   14,800,000    14,800,000  FLORIDA HSG FIN 12/1/09 3.050   12/01/09                  14,800,000     14,800,000
   4,800,000                      4,800,000  FLORIDA HSG FIN VAR     3.050   06/01/07    4,800,000                     4,800,000
                                             6/1/7
                    5,000,000     5,000,000  FLORIDA HSG VAR 8/1/06  3.125   08/01/06                   5,000,000      5,000,000
                   14,998,500    14,998,500  FL ST BRD ED 6/1/21     3.200   06/01/21                  14,998,500     14,998,500
   1,845,000                      1,845,000  FORT WALTON BEACH       3.300   10/01/11    1,845,000                     1,845,000
                                             10/1/11
   7,000,000        7,500,000    14,500,000  INDIAN RIVER CNTY       3.000   10/01/15    7,000,000      7,500,000     14,500,000
                                             10/1/15
                    3,645,000     3,645,000  MANATEE CNTY FL 6/1/07  3.050   06/01/07                   3,645,000      3,645,000
                   12,500,000    12,500,000  MIAMI HLTH FACS         3.100   12/01/16                  12,500,000     12,500,000
                                             12/01/16
     700,000                        700,000  ORANGE CNTY FL VAR      3.100   03/01/18      700,000                       700,000
                                             3/1/18
   3,000,000                      3,000,000  PALM BEACH ECO 1/22/99  3.100   01/01/24    3,000,000                     3,000,000
   5,500,000        1,500,000     7,000,000  PALM BEACH CNTY         2.900   05/01/25    5,500,000      1,500,000      7,000,000
                                             05/01/25
   3,000,000        6,000,000     9,000,000  POLK CO FL 2/1/29 AMT"" 3.100   02/01/29    3,000,000      6,000,000      9,000,000
                    2,950,000     2,950,000  ST LUCIE CNTY FLA       3.050   01/01/11                   2,950,000      2,950,000
                                             1/01/11
                    1,900,000     1,900,000  UNIV ATHL ASSC VRN      3.150   02/01/20                   1,900,000      1,900,000
                                             2/1/20
   9,500,000                      9,500,000  UNIVERSITY N. FLA       3.050   11/01/27    9,500,000                     9,500,000
                                             11/1/27
                                                                                         ----------------------------------------
                                    Florida Total                                       38,120,000     94,468,500    132,588,500

                                               Georgia - 10.9%
              10,000,000     10,000,000  ALBANY DOUGH. GA 10/01/05  3.100    10/01/05                  10,000,000     10,000,000
               2,040,000      2,040,000  BARTOW CNTY GA 03/01/24    3.100    03/01/24                   2,040,000      2,040,000
              17,500,000     17,500,000  BURKE CTNY GA  07/01/24    3.050    07/01/24                  17,500,000     17,500,000
    585,000    7,900,000      8,485,000  BURKE CO PCR VRN 9/1/25    3.100    09/01/25      585,000      7,900,000      8,485,000
               5,800,000      5,800,000  BURKE CO GA VRN 9/1/26     3.100    09/01/26                   5,800,000      5,800,000
               7,750,000      7,750,000  CLAYTON CNTY GA 8/1/19     3.100    08/01/19                   7,750,000      7,750,000
  1,140,000    6,385,000      7,525,000  CLAYTON CNTY GA 1/1/21     3.000    01/01/21    1,140,000      6,385,000      7,525,000
  3,945,000                   3,945,000  CLAYTON CNTY GA 1/1/21     3.000    01/01/21    3,945,000                     3,945,000
               3,380,000      3,380,000  CLAYTON CNTY GA 1/1/21     3.000    01/01/21                   3,380,000      3,380,000
              17,330,000     17,330,000  COBB MARIETTA GA 10/1/26   3.000    10/01/26                  17,330,000     17,330,000
               2,215,000      2,215,000  COBB CNTY GA DEV 05/01/05  3.350    05/01/05                   2,215,000      2,215,000
  2,000,000                   2,000,000  COBB CNTY GA DEV 8/1/08    3.100    08/01/08    2,000,000                     2,000,000
               3,600,000      3,600,000  COBB CNTY GA 8/1/18        3.100    08/01/18                   3,600,000      3,600,000
  1,900,000                   1,900,000  COBB CNTY GA VAR 8/1/15    3.100    08/01/15    1,900,000                     1,900,000
               3,260,000      3,260,000  COLLEGE PARK GA 6/1/14     3.000    06/01/14                   3,260,000      3,260,000
  3,585,000   12,415,000     16,000,000  COLUMBIA CNTY GA 1/1/21    3.100    01/01/21    3,585,000     12,415,000     16,000,000
               2,250,000      2,250,000  COLUMBUS GA VAR 2/1/05     3.375    02/01/05                   2,250,000      2,250,000
               3,330,000      3,330,000  COLUMBUS GA INDL 04/01/07  3.400    04/01/07                   3,330,000      3,330,000
               7,600,000      7,600,000  DADE CNTY GA DEV 12/01/12  3.000    12/01/12                   7,600,000      7,600,000
               5,400,000      5,400,000  DE KALB CNTY GA 3/01/21    3.100    03/01/21                   5,400,000      5,400,000
               4,280,000      4,280,000  DEKALB CO 4/1/24           3.050    04/01/24                   4,280,000      4,280,000
               7,430,000      7,430,000  DEKALB CNTY DEV 5/01/13    3.100    05/01/13                   7,430,000      7,430,000
  3,000,000                   3,000,000  DE KALB CNTY GA 3/01/24    3.100    03/01/24    3,000,000                     3,000,000
  4,800,000                   4,800,000  DE KALB CNTY GA 12/1/07    3.150    12/01/07    4,800,000                     4,800,000
               2,800,000      2,800,000  DE KALB CNTY GA 6/15/25    3.050    06/15/25                   2,800,000      2,800,000
               6,875,000      6,875,000  DE KALB CNTY GA 8/01/27    3.200    08/01/27                   6,875,000      6,875,000
  1,400,000                   1,400,000  DEKALB CNTY GA 12/1/20     3.200    12/01/20    1,400,000                     1,400,000
               5,430,000      5,430,000  DE KALB CNTY GA 12/1/20    3.200    12/01/20                   5,430,000      5,430,000
              14,935,000     14,935,000  DEKALB CNTY GA 12/15/15    3.000    12/15/15                  14,935,000     14,935,000
               5,250,000      5,250,000  DEKALB CNTY GA 3/1/05      3.000    03/01/05                   5,250,000      5,250,000
               3,460,000      3,460,000  DEKALB CNTY GA 9/1/09      3.100    09/01/09                   3,460,000      3,460,000
               5,000,000      5,000,000  FLOYD CNTY GA VAR 3/1/24   3.100    03/01/24                   5,000,000      5,000,000
               5,300,000      5,300,000  FULCO GA HOSP VAR 2/1/07   3.100    02/01/07                   5,300,000      5,300,000
              12,500,000     12,500,000  FULTON CNTY VAR 8/1/18     3.150    08/01/18                  12,500,000     12,500,000
  3,500,000                   3,500,000  FULTON CNTY GA VRN 7/1/14  3.100    07/01/14    3,500,000                     3,500,000
  3,500,000                   3,500,000  FULTON CNTY GA 12/01/10    3.100    12/01/10    3,500,000                     3,500,000
               3,000,000      3,000,000  FULTON CNTY GA VAR 6/1/16  3.100    06/01/16                   3,000,000      3,000,000
  3,000,000                   3,000,000  FULTON CNTY GA 4/01/2017   3.100    04/01/17    3,000,000                     3,000,000
               4,500,000      4,500,000  FULTON CNTY GA 10/1/18     3.100    10/01/18                   4,500,000      4,500,000
               2,400,000      2,400,000  GREENE CNTY GA DEV 3/1/05  3.200    03/01/05                   2,400,000      2,400,000


               5,800,000      5,800,000  GWINNET CNTY-GA. 08/01/06  3.200    08/01/06                   5,800,000      5,800,000
               7,500,000      7,500,000  GWINNETT CNTY GA 12/31/02  3.150    12/31/02                   7,500,000      7,500,000
               3,000,000      3,000,000  HENRY CNTY GA VAR 5/1/04   3.100    05/01/04                   3,000,000      3,000,000
  1,150,000                   1,150,000  MUNI ELEC GA 01/01/22      3.050    01/01/22    1,150,000                     1,150,000
              35,000,000     35,000,000  MUNICIPAL ELEC 1/01/26     2.850    01/01/26                  35,000,000     35,000,000
               1,000,000      1,000,000  NEWTON GA INDL VAR 12/1/4  3.150    12/01/04                   1,000,000      1,000,000
               9,400,000      9,400,000  PUTNAM CNTY GA 9/01/29     3.100    09/01/29                   9,400,000      9,400,000
  7,000,000                   7,000,000  SMYRNA GA HSG  6/01/25     3.000    06/01/25    7,000,000                     7,000,000
  1,000,000   16,300,000     17,300,000  SMYRNA GA HSG 06/01/25     3.000    06/01/25    1,000,000     16,300,000     17,300,000
               7,900,000      7,900,000  SMYRNA GA HSG 6/01/25      3.000    06/01/25                   7,900,000      7,900,000
               4,000,000      4,000,000  TALLAPOOSA GA DEV 2/01/15  2.950    02/01/15                   4,000,000      4,000,000
               5,000,000      5,000,000  THOMASTON VAR 4/1/00       3.100    04/01/00                   5,000,000      5,000,000
               5,550,000      5,550,000  WORTH CNTY GA 8/1/23       3.100    08/01/23                   5,550,000      5,550,000
                                                                                        ----------------------------------------

                                         Georgia Total                                  41,505,000    301,765,000    343,270,000

                                         Hawaii - 0.3%
               8,500,000      8,500,000  HAWAII ST HSG FIN 7/1/24   3.125    07/01/24                   8,500,000      8,500,000
                                                                                       ------------------------------------------

                                         Hawaii Total                                            0      8,500,000      8,500,000

                                         Idaho - 0.7%
              22,275,000     22,275,000  IDAHO HSG FLT 7/1/29       3.120    07/01/29                  22,275,000     22,275,000
                                                                                       ------------------------------------------

                                         Idaho Total                                             0     22,275,000     22,275,000

                                         Illinois - 15.8%
               2,600,000      2,600,000  CHICAGO ILL VAR 9/1/32     3.050    09/01/32                   2,600,000      2,600,000
               5,855,000      5,855,000  CHICAGO ILL IDR 11/1/26    3.250    11/01/26                   5,855,000      5,855,000
  2,900,000    3,100,000      6,000,000  CHICAGO OHARE VRN 12/1/17  3.100    12/01/17    2,900,000      3,100,000      6,000,000
  2,700,000                   2,700,000  CHICAGO ILL O HARE         3.100    12/01/17    2,700,000                     2,700,000
  2,700,000    1,300,000      4,000,000  CHICAGO ILL ARPT 12/1/17   3.100    12/01/17    2,700,000      1,300,000      4,000,000
              13,400,000     13,400,000  CHICAGO O HARE 1/01/15     3.050    01/01/15                  13,400,000     13,400,000
               6,170,000      6,170,000  CHICAGO O HARE 1/01/15     3.050    01/01/15                   6,170,000      6,170,000
               7,200,000      7,200,000  CHICAGO O HARE 1/01/18     3.000    01/01/18                   7,200,000      7,200,000
  2,500,000                   2,500,000  ILLINOIS DEV FIN 5/01/09   3.200    05/01/09    2,500,000                     2,500,000
    870,000    3,830,000      4,700,000  ILLINOIS DEV FIN 6/01/12   3.200    06/01/12      870,000      3,830,000      4,700,000
               2,315,000      2,315,000  IL DEV FIN VAR 10/1/12     3.000    10/01/12                   2,315,000      2,315,000
  1,700,000                   1,700,000  ILLINOIS DEV FIN 5/01/15   3.200    05/01/15    1,700,000                     1,700,000
  2,000,000   28,000,000     30,000,000  ILLINOIS DEV FIN 10/15/14  2.900    10/15/14    2,000,000     28,000,000     30,000,000
               9,100,000      9,100,000  IL DEV FIN VAR 3/1/09      3.050    03/01/09                   9,100,000      9,100,000
               1,800,000      1,800,000  IL DEV FIN VAR 12/1/09     3.100    12/01/09                   1,800,000      1,800,000
  2,000,000                   2,000,000  ILLINOIS DEV FIN 9/01/18   3.100    09/01/18    2,000,000                     2,000,000
               5,000,000      5,000,000  IL DEV FIN VAR 9/1/31      3.000    09/01/31                   5,000,000      5,000,000
               4,320,000      4,320,000  IL DEV FIN FIN 1/1/31      3.000    01/01/31                   4,320,000      4,320,000
              30,300,000     30,300,000  IL DEV FIN VAR 12/1/28     2.900    12/01/28                  30,300,000     30,300,000
  2,000,000   26,100,000     28,100,000  ILLINOIS DEV FIN 12/01/28  2.950    12/01/28    2,000,000     26,100,000     28,100,000
               9,000,000      9,000,000  IL DEV FIN VAR 4/1/25      3.000    04/01/25                   9,000,000      9,000,000
  9,000,000                   9,000,000  IL DEV FIN ADJ 6/1/26      2.950    06/01/26    9,000,000                     9,000,000
              14,500,000     14,500,000  IL EDL FACS VAR 9/1/25     3.000    09/01/25                  14,500,000     14,500,000
               4,000,000      4,000,000  ILL EDCL FACS VRN 4/1/26   2.950    04/01/26                   4,000,000      4,000,000
               6,000,000      6,000,000  IL EDL FACS VAR 10/1/26    2.950    10/01/26                   6,000,000      6,000,000
  1,400,000                   1,400,000  ILLINOIS EDL FAC 12/01/25  3.000    12/01/25    1,400,000                     1,400,000
              11,090,000     11,090,000  ILL EDL FACS VAR 12/1/05   2.950    12/01/05                  11,090,000     11,090,000
               8,900,000      8,900,000  ILLINOIS EDL FACS 1/01/26  2.950    01/01/26                   8,900,000      8,900,000
  5,600,000      700,000      6,300,000  ILLINOIS EDL  12/01/25     2.950    12/01/25    5,600,000        700,000      6,300,000
              29,000,000     29,000,000  ILLINOIS EDL 11/01/32      2.950    11/01/32                  29,000,000     29,000,000
               1,200,000      1,200,000  IL HLTH FACS VAR 10/1/15   3.150    10/01/15                   1,200,000      1,200,000
               7,000,000      7,000,000  ILLINOIS HEALTH 8/15/15    3.550    08/15/15                   7,000,000      7,000,000
               8,000,000      8,000,000  ILLINOIS HEALTH 8/01/15    2.950    08/01/15                   8,000,000      8,000,000
               5,300,000      5,300,000  ILLINOIS HEALTH 11/01/15   2.950    11/01/15                   5,300,000      5,300,000
               7,100,000      7,100,000  ILLINOIS HEALTH 8/15/24    2.950    08/15/24                   7,100,000      7,100,000
               5,000,000      5,000,000  ILLINOIS HEALTH 11/15/24   2.950    11/15/24                   5,000,000      5,000,000
              11,000,000     11,000,000  IL HEALTH VAR 8/15/30      3.700    08/15/30                  11,000,000     11,000,000
              10,050,000     10,050,000  IL HLTH FACS VAR 9/15/20   2.950    09/15/20                  10,050,000     10,050,000
              45,400,000     45,400,000  IL HSG DEV VAR 1/1/08      3.200    01/01/08                  45,400,000     45,400,000
               7,000,000      7,000,000  JACKSON UNION CNTY 4/1/24  3.125    04/01/24                   7,000,000      7,000,000
              13,700,000     13,700,000  KANE CNTY IL REV 2/1/28    2.950    02/01/28                  13,700,000     13,700,000
              15,000,000     15,000,000  LISLE IL MFR VRN 12/15/25  3.100    12/15/25                  15,000,000     15,000,000
  1,500,000                   1,500,000  LOMBARD ILL 10/01/13       3.350    10/01/13    1,500,000                     1,500,000
               8,000,000      8,000,000  LOMBARD IL 3.55%12/15/06   3.550    12/15/06                   8,000,000      8,000,000
              44,535,000     44,535,000  METROPOLITAN VAR 6/15/27   3.070    06/15/27                  44,535,000     44,535,000
               9,200,000      9,200,000  ORLAND PARK ILL 4/01/31    3.050    04/01/31                   9,200,000      9,200,000
               3,700,000      3,700,000  PALOS HILLS ILL 8/01/29    3.090    08/01/29                   3,700,000      3,700,000
               7,000,000      7,000,000  QUINCY ILL REV 6/01/22     3.100    06/01/22                   7,000,000      7,000,000
               7,195,000      7,195,000  RICHTON PK ILL 04/01/16    3.200    04/01/16                   7,195,000      7,195,000
               7,600,000      7,600,000  SAUGET ILL V/R 02/01/16    2.950    02/01/16                   7,600,000      7,600,000
               1,400,000      1,400,000  SWESTERN ILL DEV 12/01/06  3.100    12/01/06                   1,400,000      1,400,000
               5,000,000      5,000,000  WOODFORD IL VAR 3/1/13     3.200    03/01/13                   5,000,000      5,000,000
                                                                                       -----------------------------------------

                                         Illinois Total                                 36,870,000    462,960,000    499,830,000

                                         Indiana - 2.6%
    760,000                     760,000  Auburn, IN, Economic        3.150   09/01/00      760,000                       760,000
                                         Development Revenue
                 505,000        505,000  EVANSVILLE IND 6/1/04       3.100   06/01/04                     505,000        505,000
               5,000,000      5,000,000  FORT WAYNE IN 12/1/15       3.000   12/01/15                   5,000,000      5,000,000
               3,495,000      3,495,000  HENDRICKS CNTY IND 1/1/22   3.100   01/01/22                   3,495,000      3,495,000
  1,995,000                   1,995,000  INDIANA HEALTH 12/01/16     3.000   12/01/16    1,995,000                     1,995,000
               1,050,000      1,050,000  INDIANA HLTH VRN 01/01/12   2.950   01/01/12                   1,050,000      1,050,000
               8,500,000      8,500,000  IND HOSP REV VRN 12/1/15    2.950   12/01/15                   8,500,000      8,500,000
               9,700,000      9,700,000  IN ST DEV FIN VAR 8/1/18    3.100   08/01/18                   9,700,000      9,700,000
               1,300,000      1,300,000  IN ST DEV FIN 11/1/01       3.250   11/01/01                   1,300,000      1,300,000
               2,000,000      2,000,000  IN ST DEV FIN VAR 1/1/09    3.400   01/01/09                   2,000,000      2,000,000
               3,000,000      3,000,000  IN ST DEV FIN VAR 9/1/30    3.100   09/01/30                   3,000,000      3,000,000
              14,900,000     14,900,000  IN ST DEV FIN VAR 8/1/31    2.950   08/01/31                  14,900,000     14,900,000
  2,700,000    4,900,000      7,600,000  INDIANAPOLIS IND 12/01/08   2.950   12/01/08    2,700,000      4,900,000      7,600,000
               3,000,000      3,000,000  INDIANAPOLIS IN 3/1/21      3.100   03/01/21                   3,000,000      3,000,000
    665,000                     665,000  KENDALLVILLE IND 1/01/04    3.000   01/01/04      665,000                       665,000
  3,800,000                   3,800,000  PRINCETON IND PCR 3/1/19    3.150   03/01/19    3,800,000                     3,800,000
               2,900,000      2,900,000  ROCKPORT IND POLL 8/01/14   3.050   08/01/14                   2,900,000      2,900,000
    265,000                     265,000  ROCKPRT IN PCR VRN 7/1/25   3.150   07/01/25      265,000                       265,000
               5,380,000      5,380,000  ST JOSEPH CTY ECO 9/01/17   3.000   09/01/17                   5,380,000      5,380,000
               6,600,000      6,600,000  TERRE HAUTE IND 12/01/15    2.950   12/01/15                   6,600,000      6,600,000
                                                                                       ------------------------------------------

                                         Indiana Total                                  10,185,000     72,230,000     82,415,000

                                         Iowa - 0.2%
               5,000,000      5,000,000  DAVENPORT IA SCH 07/01/99   3.950   07/01/99                   5,001,920      5,001,920
               2,000,000      2,000,000  IOWA FIN AUTH VAR 5/1/26    3.000   05/01/26                   2,000,000      2,000,000
                                                                                       ------------------------------------------

                                         Iowa Total                                              0      7,001,920      7,001,920

                                         Kansas - 1.6%
               1,900,000      1,900,000  KANSAS CITY VRN 8/01/15     3.150   08/01/15                   1,900,000      1,900,000
               9,600,000      9,600,000  KANSAS ST DEV 12/01/25      3.200   12/01/25                   9,600,000      9,600,000
               5,523,500      5,523,500  MANHATTAN KS 3.5% 6/15/99   3.500   06/15/99                   5,527,415      5,527,415
              32,350,000     32,350,000  OLATHE KANS EDL 7/01/24     2.950   07/01/24                  32,350,000     32,350,000
                                                                                       ------------------------------------------

                                         Kansas Total                                            0     49,377,415     49,377,415

                                         Kentucky - 2.1%
              11,015,000     11,015,000  GEORGETOWN KY 12/1/17       3.100   12/01/17                  11,015,000     11,015,000
               1,300,000      1,300,000  HOPKINSVILLE KY 6/1/04      3.200   06/01/04                   1,300,000      1,300,000
  1,092,000                   1,092,000  JEFFERSON CNTY KY 12/1/14   2.950   12/01/14    1,092,000                     1,092,000
  1,440,000                   1,440,000  JEFFERSON CNTY  6/01/11     3.000   06/01/11    1,440,000                     1,440,000
  1,700,000                   1,700,000  JEFFERSONTOWN KY  4/01/20   3.250   04/01/20    1,700,000                     1,700,000
  2,550,000                   2,550,000  KENTUCKY HSG 3.2% 7/1/00    3.200   07/01/00    2,550,000                     2,550,000
               3,500,000      3,500,000  LEBANON KY INDL 06/01/19    3.050   06/01/19                   3,500,000      3,500,000
  3,200,000    5,600,000      8,800,000  LEXINGTON URBAN 04/01/24    3.200   04/01/24    3,200,000      5,600,000      8,800,000
               2,900,000      2,900,000  LEX FAYETTE CNTY 04/01/24   3.200   04/01/24                   2,900,000      2,900,000
               6,250,000      6,250,000  LOUISVL&JFRSN VRN 6/30/02   3.200   06/30/02                   6,250,000      6,250,000
               4,880,000      4,880,000  LOUISVILLE FLT 7/1/24       3.070   07/01/24                   4,880,000      4,880,000
               5,600,000      5,600,000  MASON CNTY KY 10/15/14      3.050   10/15/14                   5,600,000      5,600,000
               8,750,000      8,750,000  MASON CNTY KY 10/15/14      3.050   10/15/14                   8,750,000      8,750,000
               6,000,000      6,000,000  MIDDLETOWN KY REV 7/1/22    3.100   07/01/22                   6,000,000      6,000,000
                                                                                      ------------------------------------------

                                         Kentucky Total                                  9,982,000     55,795,000     65,777,000

                                         Louisiana - 3.6%
  8,000,000                   8,000,000  Ascension Parish, LA, PCR
                                           Refunding                 3.050   12/01/09    8,000,000                     8,000,000
               6,550,000      6,550,000  CADDO PARISH LA 1/1/03      3.000   01/01/03                   6,550,000      6,550,000
              23,300,000     23,300,000  JEFFERSON LA HOSP 1/01/26   3.000   01/01/26                  23,300,000     23,300,000
  2,300,000                   2,300,000  LAKE CHARLES LA 8/01/07     3.050   08/01/07    2,300,000                     2,300,000
              25,000,000     25,000,000  LA PBLC FACS VRN 09/01/27   3.100   09/01/27                  25,000,000     25,000,000
              21,225,000     21,225,000  LA PUB FACS PCR 12/1/04     3.000   12/01/04                  21,225,000     21,225,000
               1,000,000      1,000,000  LOUISIANA ST OFSHR 9/1/08   3.150   09/01/08                   1,000,000      1,000,000
  1,200,000    5,800,000      7,000,000  ST CHRLS PCR VRN 10/1/25    3.100   10/01/25    1,200,000      5,800,000      7,000,000
  4,500,000                   4,500,000  SOUTH LA PORT 7/01/21       3.000   07/01/21    4,500,000                     4,500,000
               9,000,000      9,000,000  SOUTH LA PORT 01/01/27      3.100   01/01/27                   9,000,000      9,000,000
               5,200,000      5,200,000  UPPER PONTALBA 12/01/16     3.100   12/01/16                   5,200,000      5,200,000
                                                                                       ------------------------------------------

                                         Louisiana Total                                16,000,000     97,075,000    113,075,000

                                         Maryland - 3.1%
               3,300,000      3,300,000  BALTIMORE MD 10/14/11       3.000   10/14/11                   3,300,000      3,300,000
 15,000,000   70,700,000     85,700,000  BALTIMORE MD 8/01/16        2.950   08/01/16   15,000,000     70,700,000     85,700,000
               2,300,000      2,300,000  MARYLAND ST INDL 5/01/06    3.200   05/01/06                   2,300,000      2,300,000
               6,900,000      6,900,000  MARYLAND ECO VRN 3/1/26     3.050   03/01/26                   6,900,000      6,900,000
                                                                                       ------------------------------------------

                                         Maryland Total                                 15,000,000     83,200,000     98,200,000

                                         Massachusetts - 0.1%
               4,000,000      4,000,000  MASSACHUSETTS ST 5/01/27    3.100   05/01/27                   4,000,000      4,000,000
                                                                                       -------------------------------------------

                                         Massachusetts Total                                     0      4,000,000      4,000,000

                                         Michigan - 1.6%
               7,500,000      7,500,000  GRAND RAPIDS MI 6/1/12     3.050    06/01/12                   7,500,000       7,500,000
              14,800,000     14,800,000  GREEN LAKE TWP 6/1/27      2.950    06/01/27                  14,800,000     14,800,000
               3,055,000      3,055,000  JACKSON CTY MICH 10/01/14  3.100    10/01/14                   3,055,000      3,055,000
  3,500,000                   3,500,000  MI ST HSG DEV VAR 10/1/07  3.042    10/01/07    3,500,000                     3,500,000
               7,800,000      7,800,000  MICH ST HOSP VRN 7/1/17    3.000    07/01/17                   7,800,000      7,800,000
               1,000,000      1,000,000  MI ST JOB DEV VAR 8/1/15   3.000    08/01/15                   1,000,000      1,000,000
  2,400,000    1,800,000      4,200,000  UNIVERSITY MICH 12/01/19   3.150    12/01/19    2,400,000      1,800,000      4,200,000
  3,200,000      900,000      4,100,000  UNIVERSITY MI 12/1/27      3.150    12/01/27    3,200,000        900,000      4,100,000
    800,000    1,425,000      2,225,000  UNIV MICH 12/01/27         3.150    12/01/27      800,000      1,425,000      2,225,000
               1,000,000      1,000,000  UNIVERSITY MI VAR 12/1/21  3.150    12/01/21                   1,000,000      1,000,000
                                                                                      -------------------------------------------

                                         Michigan Total                                  9,900,000     39,280,000     49,180,000

                                         Minnesota - 0.5%
  2,410,000                   2,410,000  MINN MIN REV 11/01/16      3.100    11/01/16    2,410,000                     2,410,000
               6,160,000      6,160,000  MINNEAPOLIS MN 12/1/14     3.000    12/01/14                   6,160,000      6,160,000
               5,780,000      5,780,000  MINNEAPOLIS MN 10/1/24     3.050    10/01/24                   5,780,000      5,780,000
                                                                                      -------------------------------------------

                                         Minnesota Total                                 2,410,000     11,940,000     14,350,000

                                         Mississippi - 1.8%
  2,500,000                   2,500,000  FLOWOOD MISS INDL 11/1/01  3.250    11/01/01    2,500,000                     2,500,000
               2,200,000      2,200,000  MI BUS FIN VAR 3/1/10      3.200    03/01/10                   2,200,000      2,200,000
               2,100,000      2,100,000  MI BUS FIN VAR 6/1/05      3.300    06/01/05                   2,100,000      2,100,000
              39,180,000     39,180,000  MS STATE VAR 11/1/11       3.100    11/01/11                  39,180,000     39,180,000
              11,300,000     11,300,000  PERRY CNTY MISS 10/01/12   3.100    10/01/12                  11,300,000     11,300,000
                                                                                      -------------------------------------------

                                         Mississippi Total                               2,500,000     54,780,000     57,280,000

                                         Missouri - 5.6%
               5,000,000      5,000,000  BERKELEY MO 7/01/08        3.050    07/01/08                   5,000,000      5,000,000
               5,000,000      5,000,000  BERKELEY MO INDL 9/01/04   3.050    09/01/04                   5,000,000      5,000,000
               4,100,000      4,100,000  CITY OF COLUMBIA 6/1/08    2.950    06/01/08                   4,100,000      4,100,000
              10,800,000     10,800,000  COLUMBIA MO VRN 12/01/15   2.950    12/01/15                  10,800,000     10,800,000
              18,400,000     18,400,000  KANSAS CITY MO 06/01/27    3.110    06/01/27                  18,400,000     18,400,000
  6,700,000                   6,700,000  MISSOURI ST HLTH 06/01/14  3.000    06/01/14    6,700,000                     6,700,000
              15,400,000     15,400,000  MO ST HLTH & EDL 6/1/19    3.000    06/01/19                  15,400,000     15,400,000
               6,100,000      6,100,000  MISS ST HLTH 06/01/19      3.000    06/01/19                   6,100,000      6,100,000
              11,590,000     11,590,000  MISSOURI ST VRN 12/1/15    3.000    12/01/15                  11,590,000     11,590,000
               2,700,000      2,700,000  MO ST HEALTH VAR 12/1/05   3.150    12/01/05                   2,700,000      2,700,000
  1,800,000                   1,800,000  MISSOURI ST HLTH 09/01/10  3.000    09/01/10    1,800,000                     1,800,000
               7,400,000      7,400,000  MISSOURI ST HLTH 11/01/25  3.200    11/01/25                   7,400,000      7,400,000
              20,845,000     20,845,000  MISSOURI ST CP 06/01/15    3.000    06/01/15                  20,845,000     20,845,000
              12,000,000     12,000,000  MISSOURI ST ENVIRON IMPT   3.000    06/01/15                  12,000,000     12,000,000
               5,000,000      5,000,000  MISSOURI ST HLT 09/13/99   4.250    09/13/99                   5,013,031      5,013,031
               4,700,000      4,700,000  MISSOURI ST HLTH 09/13/99  4.250    09/13/99                   4,712,248      4,712,248
               9,380,000      9,380,000  PLATTE CNTY MO 4/01/28     3.100    04/01/28                   9,380,000      9,380,000
               3,070,000      3,070,000  ST CHARLES CNTY 09/01/25   3.050    09/01/25                   3,070,000      3,070,000
               8,000,000      8,000,000  ST LOUIS MO DEV 12/01/03   3.050    12/01/03                   8,000,000      8,000,000
               5,000,000      5,000,000  ST LOUIS MO DEV 05/01/09   3.050    05/01/09                   5,000,000      5,000,000
               5,505,000      5,505,000  ST LOUIS MO 12/01/05       3.150    12/01/05                   5,505,000      5,505,000
               7,000,000      7,000,000  MISS ENVIRON IMP           3.200    05/06/99                   7,000,000      7,000,000
                                                                                     -------------------------------------------

                                         Missouri Total                                  8,500,000    167,015,279    175,515,279

                                         Montana - 0.5%
               8,500,000      8,500,000  FORSYTH MONT MT 12/1/16    3.200    12/01/16                   8,500,000       8,500,000
               1,400,000      1,400,000  MONTANA HLTH FACS 12/1/15  3.100    12/01/15                   1,400,000      1,400,000
               4,925,000      4,925,000  MONTANA ST BRD 7/01/31     3.250    07/01/31                   4,925,000      4,925,000
                                                                                       ------------------------------------------

                                         Montana Total                                           0     14,825,000     14,825,000

                                         Nebraska - 0.4%
  5,195,000    4,500,000      9,695,000  NEBHELP INC VAR 12/1/16    3.200    12/01/16    5,195,000      4,500,000      9,695,000
               4,000,000      4,000,000  YORK NE IDR VAR 8/1/17     3.100    08/01/17                   4,000,000      4,000,000
                                                                                       ------------------------------------------

                                         Nebraska Total                                  5,195,000      8,500,000     13,695,000

                                         Nevada - 0.1%
  2,800,000                   2,800,000  CLARK CNTY NV VAR 11/1/21  3.300    11/01/21    2,800,000                     2,800,000
                                                                                       ------------------------------------------

                                         Nevada Total                                    2,800,000              0      2,800,000

                                         New Hampshire - 0.2%
               7,000,000      7,000,000  MERRIMACK NH 12/30/99      3.130    12/30/99                   7,001,528      7,001,528
                                                                                       ------------------------------------------

                                         New Hampshire Total                                     0      7,001,528      7,001,528

                                         New Mexico - 0.3%
               3,100,000      3,100,000  ALBUQUERQUE NM 3/01/14     3.000    03/01/14                   3,100,000      3,100,000
  5,900,000                   5,900,000  DONA ANA CNTY NM 11/1/13   3.000    11/01/13    5,900,000                     5,900,000
                                                                                       ------------------------------------------



                                         New Mexico Total                                5,900,000      3,100,000      9,000,000

                                         New York - 2.0%
               2,855,000      2,855,000  ERIE CNTY NY 11/01/16      3.000    11/01/16                   2,855,000      2,855,000
               6,845,000      6,845,000  MONROE CNTY NY             3.000    08/01/18                   6,845,000      6,845,000
              38,990,000     38,990,000  NEW YORK ST DORM 7/1/23    3.050    07/01/23                  38,990,000     38,990,000
               3,505,000      3,505,000  NIAGARA NY INDL 11/15/24   2.850    11/15/24                   3,505,000      3,505,000
               9,300,000      9,300,000  NORTHPORT-EAST 6/4/99      3.873    06/04/99                   9,300,310      9,300,310
                                                                                       ------------------------------------------

                                         New York Total                                          0     61,495,310     61,495,310

                                         North Carolina - 1.9%
                 600,000        600,000  CABBARUS NC VAR 1/1/00     3.100    01/01/00                     600,000        600,000
               5,000,000      5,000,000  CABARRUS CNTY NC 4/1/01    3.200    04/01/01                   5,000,000      5,000,000
               2,575,000      2,575,000  IREDELL CNTY NC 1/1/11     3.200    01/01/11                   2,575,000      2,575,000
              10,000,000     10,000,000  LENOIR CNTY NC 10/01/12    3.000    10/01/12                  10,000,000     10,000,000
               1,325,000      1,325,000  MECKLENBURG NC VAR 12/1/4  3.200    12/01/04                   1,325,000      1,325,000
               1,900,000      1,900,000  MECKLENBURG NC VAR 3/1/16  3.200    03/01/16                   1,900,000      1,900,000
               7,700,000      7,700,000  NEW HANOVER NC VAR 5/1/10  3.000    05/01/10                   7,700,000      7,700,000
               4,670,000      4,670,000  NC MED CARE VAR 3/1/18     3.000    03/01/18                   4,670,000      4,670,000
               7,700,000      7,700,000  NC MED CARE COMMN 10/1/18  3.000    10/01/18                   7,700,000      7,700,000
               3,900,000      3,900,000  RANDOLPH CNTY NC 09/01/05  3.200    09/01/05                   3,900,000      3,900,000
  7,500,000                   7,500,000  WAKE CNTY NC INDL VRN 3/1  3.150    03/01/17    7,500,000                     7,500,000
               6,760,000      6,760,000  WINSTON SALEM 7/01/09      3.050    07/01/09                   6,760,000      6,760,000
                                                                                        -----------------------------------------

                                         North Carolina Total                            7,500,000     52,130,000     59,630,000

                                         North Dakota - 0.4%
              12,025,000     12,025,000  GRAND FORKS, ND 12/1/16    3.100    12/01/16                  12,025,000     12,025,000
    900,000      500,000      1,400,000  GRAND FRKS ND VRN 12/1/25  3.100    12/01/25      900,000        500,000      1,400,000
                                                                                       ------------------------------------------

                                         North Dakota Total                                900,000     12,525,000     13,425,000

                                         Ohio - 2.7%
    940,000                     940,000  CENTERVILLE OH 11/1/13     3.050    11/01/13      940,000                       940,000
  5,000,000                   5,000,000  CLINTON CNTY VAR 6/1/11    3.050    06/01/11    5,000,000                     5,000,000
  1,100,000                   1,100,000  CUYAHOGA OH VAR 1/1/16     3.050    01/01/16    1,100,000                     1,100,000
    875,000                     875,000  CUYAHOGA CNTY VAR 5/4/11   3.000    05/04/11      875,000                       875,000
               2,070,000      2,070,000  DEFIANCE CNTY OH 7/1/00    3.000    07/01/00                   2,070,000      2,070,000
    965,000                     965,000  GREENE CNTY OHIO 9/01/16   3.100    09/01/16      965,000                       965,000
  2,020,000                   2,020,000  LUCAS CNTY OHIO 07/01/09   3.250    07/01/09    2,020,000                     2,020,000
 10,000,000    3,000,000     13,000,000  LUCAS CNTY OHIO 10/01/05   2.950    10/01/05   10,000,000      3,000,000     13,000,000
               8,000,000      8,000,000  MONTGOMERY CNTY 5/01/26    3.000    05/01/26                   8,000,000      8,000,000
  2,279,000                   2,279,000  OHIO HSG FIN 12/01/15      3.000    12/01/15    2,279,000                     2,279,000
              10,000,000     10,000,000  OHIO ST. AIR QUAL.10/1/27  3.650    10/01/27                  10,000,000     10,000,000
               2,000,000      2,000,000  OHIO ST PCR VRN 5/1/22     3.100    05/01/22                   2,000,000      2,000,000
               7,675,000      7,675,000  OH ST WTR VAR 7/1/00       3.100    07/01/00                   7,675,000      7,675,000
  5,000,000                   5,000,000  OTTAWA CNTY OHIO 08/06/99  4.000    08/06/99    5,005,358                     5,005,358
                 995,000        995,000  SUMMIT CNTY OHIO 3/01/05   3.100    03/01/05                     995,000        995,000
  1,200,000                   1,200,000  SUMMIT CNTY OH 02/01/07    3.200    02/01/07    1,200,000                     1,200,000
              20,000,000     20,000,000  TOLEDO LUCAS OH 1/1/18     3.150    01/01/18                  20,000,000     20,000,000
  1,055,000                   1,055,000  TOLEDO-LUCAS CNTY 12/1/21  3.200    12/01/21    1,055,000                     1,055,000
                                                                                       ------------------------------------------

                                         Ohio Total                                     30,439,358     53,740,000     84,179,358

                                         Oklahoma - 0.3%
               6,000,000      6,000,000  MUSKOGEE OK VAR 5/1/23     3.200    05/01/23                   6,000,000      6,000,000
               5,000,000      5,000,000  OK DEV FIN VAR 3/1/27      3.100    03/01/27                   5,000,000      5,000,000
                                                                                       ------------------------------------------

                                         Oklahoma Total                                          0     11,000,000     11,000,000

                                         Oregon - 0.9%
              15,600,000     15,600,000  OR ST VAR 12/1/18          3.000    12/01/18                  15,600,000     15,600,000
  2,000,000                   2,000,000  PORT PORTLAND ORE 11/1/07  3.000    11/01/07    2,000,000                     2,000,000
               4,300,000      4,300,000  PORTLD OR PCR VRN 12/1/09  3.100    12/01/09                   4,300,000      4,300,000
  2,100,000    2,000,000      4,100,000  PT PORTLAND ORE 06/15/27   3.150    06/15/27    2,100,000      2,000,000      4,100,000
               2,000,000      2,000,000  WASHINGTON OR VAR 9/1/25   3.050    09/01/25                   2,000,000      2,000,000
                                                                                      -------------------------------------------

                                         Oregon Total                                    4,100,000     23,900,000     28,000,000

                                         Pennsylvania - 2.8%
               8,800,000      8,800,000  ALLEGHENY CNTY PA 9/01/11  2.900    09/01/11                   8,800,000      8,800,000
               5,000,000      5,000,000  ALLEGHANY CO. PA 9/1/11    2.900    09/01/11                   5,000,000      5,000,000
               8,865,000      8,865,000  ALLEGHENY CNTY 10/01/25    3.150    10/01/25                   8,865,000      8,865,000
               7,700,000      7,700,000  DELAWARE CNTY VRN 12/1/09  3.100    12/01/09                   7,700,000      7,700,000
               1,000,000      1,000,000  DELAW CNTY PA VRN 10/1/19  3.100    10/01/19                   1,000,000      1,000,000
  3,100,000                   3,100,000  ELK CNTY PA VAR 3/1/09     3.250    03/01/09    3,100,000                     3,100,000
               5,000,000      5,000,000  MONTGOMERY CNTY 9/01/06    3.150    09/01/06                   5,000,000      5,000,000
               1,100,000      1,100,000  PENNSYLVANIA ECO 4/01/15   3.150    04/01/15                   1,100,000      1,100,000
  2,200,000                   2,200,000  PHIL PA AUTH 07/01/25      3.100    07/01/25    2,200,000                     2,200,000
              16,300,000     16,300,000  PHILADELPHIA PA 12/01/03   3.150    12/01/03                  16,300,000     16,300,000
               5,900,000      5,900,000  PHILADELPHIA PA 7/01/28    3.150    07/01/28                   5,900,000      5,900,000


               4,500,000      4,500,000  QUAKERTOWN PA VRN 7/1/26   3.100    07/01/26                   4,500,000      4,500,000
  1,240,000                   1,240,000  SCHUYLILL CNTY PA 2/1/12   3.150    02/01/12    1,240,000                     1,240,000
  1,760,000                   1,760,000  SCHUYLKILL CNTY 2/01/12    3.250    02/01/12    1,760,000                     1,760,000
               4,710,000      4,710,000  UNION CNTY PA VAR 10/1/23  3.050    10/01/23                   4,710,000      4,710,000
               4,310,000      4,310,000  WMORELAND CNTY PA 4/1/17   3.150    04/01/17                   4,310,000      4,310,000
               5,000,000      5,000,000  WMORELAND CNTY 2/01/18     3.250    02/01/18                   5,000,000      5,000,000
                                                                                      -------------------------------------------

                                         Pennsylvania Total                              8,300,000     78,185,000     86,485,000

                                         Rhode Island - 0.4%
               7,925,000      7,925,000  RHODE ISLAND PORT 9/1/11   3.000    09/01/11                   7,925,000      7,925,000
               4,000,000      4,000,000  RI ST INDL FACS 04/01/04`  3.100    04/01/04                   4,000,000      4,000,000
                                                                                      -------------------------------------------

                                         Rhode Island Total                                      0     11,925,000     11,925,000

                                         South Carolina - 1.4%
  4,000,000                   4,000,000  Anderson County, SC, IDR   3.200    11/01/12    4,000,000                     4,000,000
  1,000,000                   1,000,000  CHEROKEE CNTY SC 11/1/04   3.500    11/01/04    1,000,000                     1,000,000
               5,945,000      5,945,000  KERSHAW CNTY SC 12/01/07   3.200    12/01/07                   5,945,000      5,945,000
               5,000,000      5,000,000  NEWBERRY SC 3.75% 4/1/99   3.750    04/01/99                   5,000,000      5,000,000
  1,740,000                   1,740,000  SC JOBS ECO DEV 6/01/18    3.100    06/01/18    1,740,000                     1,740,000
               9,000,000      9,000,000  SC JOBS ECO DEV 4/01/12    3.150    04/01/12                   9,000,000      9,000,000
               5,660,000      5,660,000  SC JOBS ECO DEV 04/01/19   3.050    04/01/19                   5,660,000      5,660,000
  3,100,000                   3,100,000  SC JOBS ECO DEV 10/01/19   3.050    10/01/19    3,100,000                     3,100,000
  1,000,000                   1,000,000  SC JOBS ECO DEV 12/01/01   3.200    12/01/01    1,000,000                     1,000,000
               4,465,000      4,465,000  S C JOBS VAR 3/1/12        3.200    03/01/12                   4,465,000      4,465,000
               1,950,000      1,950,000  YORK CNTY SC VAR 9/15/14   3.050    09/15/14                   1,950,000      1,950,000
    700,000                     700,000  YORK CNTY S C 9/15/14      3.050    09/15/14      700,000                       700,000
                                                                                      -------------------------------------------

                                         South Carolina Total                           11,540,000     32,020,000     43,560,000

                                         South Dakota - 1.2%
    730,000                     730,000  SOUTH DAKOTA ECO 8/01/08   3.350    08/01/08      730,000                       730,000
  3,410,000                   3,410,000  SOUTH DAKOTA 7.65% 5/1/99  7.650    05/01/99    3,421,923                     3,421,923
              32,430,000     32,430,000  S DAKOTA HSG DEV 05/01/27  3.120    05/01/27                  32,430,000     32,430,000
                                                                                      -------------------------------------------

                                         South Dakota Total                              4,151,923     32,430,000     36,581,923

                                         Tennessee - 3.8%
  1,100,000    3,600,000      4,700,000  CHATTANOOGA-HAM 10/1/17 F  3.100    10/01/17    1,100,000      3,600,000      4,700,000
               5,250,000      5,250,000  CHATTANOOGA TENN 12/15/12  3.000    12/15/12                   5,250,000      5,250,000
               3,000,000      3,000,000  CHATTANOOGA TENN 6/01/04   3.100    06/01/04                   3,000,000      3,000,000
               6,969,000      6,969,000  CUMBERLAND CNTY 01/01/00   2.950    01/01/00                   6,969,000      6,969,000
  2,000,000                   2,000,000  DICKSON CNTY TN 11/1/12    3.100    11/01/12    2,000,000                     2,000,000
  6,685,000                   6,685,000  FRANKLIN CNTY TENN 9/1/18  3.050    09/01/18    6,685,000                     6,685,000
  1,265,000                   1,265,000  JEFFERSON CITY 11/01/24    3.050    11/01/24    1,265,000                     1,265,000
               7,500,000      7,500,000  KNOX-TENN 144A VAR 3/1/19  3.100    03/01/19                   7,500,000      7,500,000
               3,575,000      3,575,000  LOUDON TN WTR & SWR 9/1/6  3.050    09/01/06                   3,575,000      3,575,000
               5,155,000      5,155,000  MET GOVT NASHVILLE 9/1/15  3.100    09/01/15                   5,155,000      5,155,000
    400,000   11,700,000     12,100,000  METRO NASH ARPT 10/1/12    3.100    10/01/12      400,000     11,700,000     12,100,000
              15,600,000     15,600,000  METRO NASH ARPT 10/01/12   3.100    10/01/12                  15,600,000     15,600,000
  3,700,000                   3,700,000  MONROE CNTY TENN VAR8/1/6  3.200    08/01/06    3,700,000                     3,700,000
               3,245,000      3,245,000  SHELBY CNTY TENN 01/01/23  3.150    01/01/23                   3,245,000      3,245,000
  1,600,000                   1,600,000  SPRINGFIELD TENN 11/01/09  3.200    11/01/09    1,600,000                     1,600,000
               5,000,000      5,000,000  SULLIVAN TN FRN 7/1/10     3.150    07/01/10                   5,000,000      5,000,000
              10,000,000     10,000,000  TN HSG DEV 3.75% 1/1/30    3.750    01/01/30                  10,000,000     10,000,000
              23,500,000     23,500,000  TN HSG DEV 3.1% 1/1/31     3.100    01/01/31                  23,500,000     23,500,000
                                                                                      -------------------------------------------

                                         Tennessee Total                                16,750,000    104,094,000    120,844,000

                                         Texas - 6.4%
              28,030,000     28,030,000  ALLIANCE ARPT VAR 4/1/21   3.170    04/01/21                  28,030,000     28,030,000
               3,460,000      3,460,000  BEXAR CNTY TEX 7/01/11     3.000    07/01/11                   3,460,000      3,460,000
              10,190,000     10,190,000  BEXAR CNTY TX HSG 6/01/35  3.260    06/01/35                  10,190,000     10,190,000
               1,000,000      1,000,000  BRAZOS RIV TEX HBR 4/1/02  3.225    04/01/02                   1,000,000      1,000,000
               8,185,000      8,185,000  EL PASO TEX HSG 09/01/23   3.250    09/01/23                   8,185,000      8,185,000
  1,000,000    1,600,000      2,600,000  GRAPEVINE TEX  12/01/24    3.100    12/01/24    1,000,000      1,600,000      2,600,000
  1,000,000    2,300,000      3,300,000  GRAPEVINE TEX 12/01/24     3.100    12/01/24    1,000,000      2,300,000      3,300,000
               2,000,000      2,000,000  GRAPEVINE TX IDR 12/1/24   3.100    12/01/24                   2,000,000      2,000,000
               2,700,000      2,700,000  GRAPEVINE TEX VRN 12/1/24  3.100    12/01/24                   2,700,000      2,700,000
                 400,000        400,000  GRAPEVINE TX IDR 12/1/24   3.100    12/01/24                     400,000        400,000
               3,000,000      3,000,000  GRAPEVINE TEX 12/01/24     3.100    12/01/24                   3,000,000      3,000,000
               3,300,000      3,300,000  GRAPEVINE TX IDR 12/1/24   3.100    12/01/24                   3,300,000      3,300,000
                 500,000        500,000  GRAPEVINE TEX 12/01/24     3.100    12/01/24                     500,000        500,000
  1,000,000    3,390,000      4,390,000  GUADALUPE TX VRN 11/1/15   3.150    11/01/15    1,000,000      3,390,000      4,390,000
               2,000,000      2,000,000  GULF CST WST VRN 10/1/17   3.100    10/01/17                   2,000,000      2,000,000
  2,000,000    5,700,000      7,700,000  HARRIS CO TX VRN 12/01/25  3.100    12/01/25    2,000,000      5,700,000      7,700,000
  3,100,000    3,050,000      6,150,000  HARRIS CO TEX VRN 12/1/26  3.100    12/01/26    3,100,000      3,050,000      6,150,000
               3,340,000      3,340,000  HARRIS CNTY TEX 5/1/03     3.200    05/01/03                   3,340,000      3,340,000
  2,000,000                   2,000,000  HARRIS CO PCR 3/1/24       3.050    03/01/24    2,000,000                     2,000,000
  2,200,000                   2,200,000  HARRIS CO TX VRN 3/1/24    3.050    03/01/24    2,200,000                     2,200,000
               3,000,000      3,000,000  HILLSBORO TEX INDL 7/1/13  3.300    07/01/13                   3,000,000      3,000,000
    600,000                     600,000  LONE STAR TEX 12/01/14     3.100    12/01/14      600,000                       600,000


    700,000    1,200,000      1,900,000  LONE STAR TEX  12/01/14    3.100    12/01/14      700,000      1,200,000      1,900,000
    300,000    1,200,000      1,500,000  LONE STAR TEX 12/01/14     3.100    12/01/14      300,000      1,200,000      1,500,000
    930,000                     930,000  LONE STAR TEX 12/01/14     3.100    12/01/14      930,000                       930,000
    900,000    1,200,000      2,100,000  LONE STAR TEX 12/01/14     3.100    12/01/14      900,000      1,200,000      2,100,000
    700,000                     700,000  LONE STAR TEX 12/01/14     3.100    12/01/14      700,000                       700,000
  1,100,000                   1,100,000  LONE STAR TEX 12/01/14     3.100    12/01/14    1,100,000                     1,100,000
    500,000    2,200,000      2,700,000  LONE STAR, TX VRN 12/1/14  3.100    12/01/14      500,000      2,200,000      2,700,000
                 600,000        600,000  LONE STAR TEX 12/01/14     3.100    12/01/14                     600,000        600,000
  4,300,000                   4,300,000  MC ALLEN TEX 12/01/24      3.150    12/01/24    4,300,000                     4,300,000
               7,300,000      7,300,000  MONTGOMERY CNTY 12/01/15   3.100    12/01/15                   7,300,000      7,300,000
  1,200,000                   1,200,000  NUECES CNTY TEX 07/01/15   3.050    07/01/15    1,200,000                     1,200,000
              10,200,000     10,200,000  PORT DEV CORP 12/01/04     3.250    12/01/04                  10,200,000     10,200,000
               1,200,000      1,200,000  PORT ATHR TEX VRN 10/1/24  3.200    10/01/24                   1,200,000      1,200,000
  4,700,000   11,300,000     16,000,000  SABINE RIVER AUTH 4/1/30   3.300    04/01/30    4,700,000     11,300,000     16,000,000
               8,000,000      8,000,000  SULPHUR SPRG TX VRN 12/1   3.150    12/01/13                   8,000,000      8,000,000
  5,000,000   25,000,000     30,000,000  TEXAS MUN GAS 1/15/23      3.000    01/15/23    5,000,000     25,000,000     30,000,000
               3,300,000      3,300,000  TRINITY RIVER TX 7/1/22    3.100    07/01/22                   3,300,000      3,300,000
  1,000,000                   1,000,000  TRINITY RIVER 11/01/14     3.125    11/01/14    1,000,000                     1,000,000
  5,100,000    3,200,000      8,300,000  W. SIDE CALHOUN VRN 12/1   3.100    12/01/15    5,100,000      3,200,000      8,300,000
                                                                                      -------------------------------------------

                                         Texas Total                                    39,330,000    163,045,000    202,375,000

                                         Utah - 1.1%
               3,200,000      3,200,000  MURRAY CITY UT 9/1/14      3.200    09/01/14                   3,200,000      3,200,000
               1,900,000      1,900,000  MURRAY UT VAR 10/1/16      3.200    10/01/16                   1,900,000      1,900,000
              17,300,000     17,300,000  SALT LK CTY UT VRN 1/1/20  3.050    01/01/20                  17,300,000     17,300,000
  1,200,000   10,110,000     11,310,000  SALT LK CO PCR VRN 8/1/07  3.100    08/01/07    1,200,000     10,110,000     11,310,000
                                                                                      -------------------------------------------

                                         Utah Total                                      1,200,000     32,510,000     33,710,000

                                         Virginia - 1.4%
  5,800,000                   5,800,000  Albermarle County, VA,     3.050    02/01/26    5,800,000                     5,800,000
                                         Industrial Development
                                         Authority
               2,500,000      2,500,000  COLONIAL HGTS VA 03/01/05  3.050    03/01/05                   2,500,000      2,500,000
               2,000,000      2,000,000  FLUVANNA CNTY VA 12/1/09   3.000    12/01/09                   2,000,000      2,000,000
               3,900,000      3,900,000  GREENSVILLE VA 10/1/06     3.200    10/01/06                   3,900,000      3,900,000
  7,125,000                   7,125,000  MADISON CNTY VA 06/01/13   3.150    06/01/13    7,125,000                     7,125,000
               5,200,000      5,200,000  NEWPORT NEWS VA 11/1/11    2.950    11/01/11                   5,200,000      5,200,000
               4,600,000      4,600,000  PENINSULA PORT FRN 7/1/16  3.100    07/01/16                   4,600,000      4,600,000
  3,595,000                   3,595,000  RICHMOND VA 4.25% 5/15/99  4.250    05/15/99    3,596,884                     3,596,884
               2,000,000      2,000,000  SPOTSYLVANIA VA 06/01/08   3.100    06/01/08                   2,000,000      2,000,000
               5,500,000      5,500,000  VA COLLEGE BLDG 11/1/26    3.050    11/01/26                   5,500,000      5,500,000
  1,575,000                   1,575,000  WINCHESTER VA  8/01/07     3.350    08/01/07    1,575,000                     1,575,000
                                                                                      -------------------------------------------

                                         Virginia Total                                 18,096,884     25,700,000     43,796,884

                                         Washington - 0.1%
    800,000                     800,000  PORT SKAGIT WASH 12/01/20  3.100    12/01/20      800,000                       800,000
                                                                                       ------------------------------------------

                                         Washington Total                                  800,000              0        800,000

                                         West Virginia - 0.8%
               1,500,000      1,500,000  MARSHALL CO  VRN 12/1/20   3.100    12/01/20                   1,500,000      1,500,000
  1,200,000                   1,200,000  OHIO CNTY W VA 12/01/01    3.150    12/01/01    1,200,000                     1,200,000
              22,650,000     22,650,000  W VIRGINIA ST 10/01/12     3.100    10/01/12                  22,650,000     22,650,000
                                                                                       ------------------------------------------

                                         West Virginia Total                             1,200,000     24,150,000     25,350,000

                                         Wisconsin - 1.3%
  3,000,000                   3,000,000  MENASHA WIS JT 9/30/99     3.150    09/30/99    3,000,717                     3,000,717
               4,000,000      4,000,000  MENOMONEE FALLS WI 9/1/14  3.200    09/01/14                   4,000,000      4,000,000
    940,000                     940,000  MILWAUKEE WIS INDL 4/1/07  3.350    04/01/07      940,000                       940,000
               4,600,000      4,600,000  PLEASANT PRAIRIE 2/01/22   3.050    02/01/22                   4,600,000      4,600,000
  3,000,000                   3,000,000  WATERTOWN WIS 10/28/99     3.100    10/28/99    3,000,828                     3,000,828
               2,700,000      2,700,000  WI HLTH & EDL 1/1/19       3.125    01/01/19                   2,700,000      2,700,000
              12,000,000     12,000,000  WI ST HLTH VAR 8/15/16     3.050    08/15/16                  12,000,000     12,000,000
              11,400,000     11,400,000  WI ST HEALTH VAR 12/1/17   2.950    12/01/17                  11,400,000     11,400,000
                                                                                       ------------------------------------------

                                         Wisconsin Total                                 6,941,546     34,700,000     41,641,546

                                         Wyoming - 0.1%
                 500,000        500,000  SUBLETTE CNTY 07/01/17     3.200    07/01/17                     500,000        500,000
               3,700,000      3,700,000  SWEETWATER CNTY 7/01/15    2.900    07/01/15                   3,700,000      3,700,000
                                                                                       ------------------------------------------

                                         Wyoming Total                                           0      4,200,000      4,200,000

                                         Total Municipal Bonds &
                                         Notes                                         410,871,711  2,720,235,499  3,131,107,210


                                         Investment Companies - 0.4%
  2,050,000    4,450,000      6,500,000  AIM TAX EXEMPT             2.876                2,050,000      4,450,000      6,500,000
  4,125,000    2,725,000      6,850,000  FEDERATED TAX FREE FUND    2.929                4,125,000      2,725,000      6,850,000
                                                                                      -------------------------------------------



                                           Investment Companies Total                    6,175,000      7,175,000     13,350,000


                                           Total Investments - 100.0%                                              3,144,457,210

                                                        NATIONS MUNICIPAL RESERVES/NATIONS TAX-EXEMPT FUND
                                                     Pro Forma Combining Statement of Net Assets (Unaudited)
                                                                          March 31,1999


                                             Nations Tax-Exempt    Municipal Resreves  Adjustments to Pro Forma   Pro Forma Combined
                                                 (in 000's)            (in 000's)            (in 000's)                (in 000's)
                                            -----------------------------------------------------------------     ------------------
TOTAL INVESTMENTS                             $ 2,727,410             $ 417,047          $         -                 $ 3,144,457

OTHER ASSETS AND LIABILITIES:
Receivable for investments sold                         -                     -                    -                           -
Payable for investments purchased                       -                     -                    -                           -
Other assets and liabilities, net                  61,564               (11,952)                   -                      49,612
                                            -----------------------------------------------------------------     ------------------
Total Other Assets and Liabilities                 61,564               (11,952)                   -                      49,612
                                            -----------------------------------------------------------------     ------------------

                                            =================================================================     ==================
NET ASSETS                                      2,788,974               405,095                    -                   3,194,069
                                            =================================================================     ==================

NET ASSETS BY CLASS:
Daily\Daily                                       333,210                                          -                     333,210
Primary B\Investor B\Investor C\Investor          269,923                                          -                     269,923
Primary A\Trust                                 2,132,148                                          -                   2,132,148
Service                                                                                            -                           -
Capital                                                                 134,268                    -                     134,268
Liquidity                                                                68,393                    -                      68,393
Advisor                                                 -                55,435                    -                      55,435
Investor A\Market                                  53,693               146,999                    -                     200,692
                                            -----------------------------------------------------------------     ------------------
                                                2,788,974               405,095                    -                   3,194,069
                                            -----------------------------------------------------------------     ------------------

SHARES OUTSTANDING BY CLASS:
Daily\Daily                                       333,043                                          -                     333,043
Primary B\Investor B\Investor C\Investor          269,779                                          -                     269,779
Primary A\Trust                                 2,132,715                                          -                   2,132,715
Service                                                                                            -                           -
Capital                                                                 134,269                    -                     134,269
Liquidity                                                                68,393                    -                      68,393
Advisor                                                 -                55,435                    -                      55,435
Investor A\Market                                  53,658               147,000                    -                     200,658
                                            -----------------------------------------------------------------     ------------------
                                                2,789,195               405,097                    -                   3,194,292
                                            -----------------------------------------------------------------     ------------------




NET ASSET VALUE PER SHARE BY CLASS:
Daily\Daily                                        $ 1.00                   n/a            $       -                      $ 1.00
Primary B\Investor B\Investor C\Investor           $ 1.00                   n/a            $       -                      $ 1.00
Primary A\Trust                                    $ 1.00                   n/a            $       -                      $ 1.00
Service                                               n/a                   n/a            $       -                       n/a
Capital                                               n/a                $ 1.00            $       -                      $ 1.00
Liquidity                                             n/a                $ 1.00            $       -                      $ 1.00
Advisor                                               n/a                $ 1.00            $       -                      $ 1.00
Investor A\Market                                  $ 1.00                $ 1.00            $       -                      $ 1.00

                   SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS


                                                          NATIONS MUNICIPAL RESERVES/NATIONS TAX-EXEMPT FUND
                                                       Pro Forma Combining Statement of Operations (Unaudited)
                                                          For the Twelve Month Period Ending March 31, 1999


INVESTMENT INCOME:
Interest                                          $92,437               $11,258           $        -                    $103,696
Dividends                                              (4)                  175                    -                         171
                                                 ---------------------------------------------------             ---------------
Total Investment Income                            92,434                11,433                    -                     103,867
                                                 ---------------------------------------------------             ---------------

EXPENSES:
Investment Advisory                                10,886                 1,028               (7,318)(a)                   4,596
Administration                                      2,721                   343                    -                       3,065
Transfer Agent                                        433                    22                    -                         455
Custodian                                             170                    36                    -                         206
Legal and Audit Fees                                  169                    60                  (30)(b)                     199
Registration & Filing                                 192                   109                    -                         300
Trustees' Fees                                         15                    25                    -                          40
Interest Expense                                        -                     -                    -                           -
Other expenses                                        242                    10                    -                         252
                                                 ---------------------------------------------------             ---------------
Subtotal                                           14,827                 1,633               (7,348)                      9,112
                                                 ---------------------------------------------------             ---------------

SHAREHOLDER SERVICING AND DISTRIBUTION FEES
Daily\Daily                                         1,278                     -                 (183)(a)                   1,095
Primary B\Investor B\Investor C\Investor            1,000                                         41(a)                    1,041
Primary A\Trust                                         -                                      2,115(a)                    2,115
Service                                                                                            -                           -
Capital                                                                       -                    -                           -
Liquidity                                                                   483                    -                         483
Advisor                                                 -                   134                    -                         134
Investor A\Market                                     443                   572                  127(a)                    1,142
                                                 ---------------------------------------------------             ---------------
                                                    2,721                 1,189                2,100                       6,010
                                                 ---------------------------------------------------             ---------------
Fees waived and/or reimbursed by investment                                   -
advisor, administrator and/or distributor          (7,488)               (1,386)               5,810(c)                   (3,064
                                                 ---------------------------------------------------             ---------------
TOTAL EXPENSES                                     10,061                 1,436                  562                      12,059
                                                 ---------------------------------------------------             ---------------

                                                 ---------------------------------------------------             ---------------
NET INVESTMENT INCOME                              82,373                 9,997                 (562)                     91,808
                                                 ---------------------------------------------------             ---------------

NET REALIZED GAIN/(LOSS) ON
                                                 ---------------------------------------------------             ---------------
INVESTMENTS:                                          165                    (1)                   -                         165
                                                 ---------------------------------------------------             ---------------

NET INCREASE/(DECREASE) IN NET ASSETS
                                                 ===================================================             ===============
RESULTING FROM OPERATIONS:                        $82,538                $9,996           $     (562)                    $91,973
                                                 ===================================================             ===============



LEGEND:
(A) REFLECTS ADJUSTMENT TO THE ACQUIRING FUND CONTRACTUAL FEE OBLIGATION.
(B) ADJUSTMENT REFLECTS EXPECTED SAVINGS WHEN THE TWO FUNDS BECOME ONE.
(C) REFLECTS ADJUSTMENT TO THE LEVEL OF THE ACQUIRING FUND'S VOLUNTARY EXPENSE REIMBURSEMENT.
(D) NET OF EXPENSE OFFSET ARRANGEMENTS AMOUNTS TO LESS THAN .01% OF AVERAGE NET ASSETS.

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS

                           Nations Municipal Reserves
                      Nations Tax-Exempt Money Market Fund
          Notes to Pro Forma Combining Financial Statements (unaudited)




1.          Basis of Combination

Nations Institutional Reserves and Nations Funds Trust are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end investment companies. As of March 31, 1999 the Nations Institutional Reserves offered five separate portfolios and Nations Funds Trust offered thirty-eight portfolios. The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of March 31, 1999 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of April 1,1999. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at March 31, 1999 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Nations Tax-Exempt Money Market Fund in exchange for shares of Nations Municipal Reserves. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Nations Tax-Exempt Money Market Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.


2.          Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and administration fees have been calculated for the combined fund based on the contractual rates expected to be in effect for the Nations Municipal Reserves, at the time of the Reorganization at the combined level of average net assets for the twelve month period ended March 31, 1999.

                         NATIONS INSTITUTIONAL RESERVES

                            ONE BANK OF AMERICA PLAZA
                                   33RD FLOOR
                               CHARLOTTE, NC 28255
                                  1-800-626-2275

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION

Item 15.   Indemnification.

           Article VIII of the Agreement and Declaration of Trust filed as
Exhibit 1 to the Registration Statement is incorporated by reference. Indemnification of Registrant's administrators, principal underwriter, custodian and transfer agent is provided for, respectively, in the:

        1. Co-Administration Agreement with Stephens Inc. and NationsBank Advisors, Inc.;

        2.   Distribution Agreement with Stephens Inc.;

        3.   Custody Agreement with The Bank of New York; and

        4.   Transfer Agency Agreement with First Data Investor Services Group,
             Inc.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 16.   Exhibits.

           All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 33-33144;811-6030). All references to the "Pacific Horizon Registration Statement" in the following list of Exhibits refer to the Pacific Horizon Funds' Registration Statement on Form N-1A (File Nos. ).

EXHIBIT NUMBER           DESCRIPTION
(1)                      Declaration of Trust date January 22, 1990, is incorporated by reference to Post-Effective Amendment No. 22, filed on August
                         27, 1998.
(2)                      By-Laws dated January 22, 1990, are incorporated by
                         reference to Post-Effective Amendment No. 22, filed on
                         August 27, 1998.
(3)                      Not Applicable.
(4)                      Form of Agreement and Plan of Reorganization, filed
                         herewith as Appendix II to the Combined
                         Prospectus/Proxy Statement.
(5)                      Not Applicable.
(6)(a)                   Investment Advisory Agreement with NationsBanc
                         Advisors, Inc. incorporated by reference to
                         Post-Effective Amendment No. 17.
(6)(b)                   Sub-Advisory Agreement with TradeStreet Investment
                         Associates, Inc. incorporated by reference to Post-Effective
                         Amendment No. 17.
(7)                      Distribution Agreement with Stephens, Inc. incorporated by reference to Post-Effective Amendment No. 22, filed on August
                         27, 1998.
(8)                      Not Applicable.
(9)                      Custody Agreement with The Bank of New York
                         incorporated by reference to Post-Effective Amendment
                         No. 20.
(10)(a)                  Shareholder Servicing Plan for Adviser Class Shares
                         incorporated by reference to Post-Effective Amendment No. 22, filed on August 27, 1998.
(10)(b)                  Form of Shareholder Servicing Agreement for Adviser Class
                         Shares incorporated by reference to Post-Effective Amendment
                         No. 22, filed on August 27, 1998.
(10)(c)                  Form of Shareholder Servicing Plan for Market Class Shares
                         incorporated by reference to Post-Effective Amendment No. 22, filed on August 27, 1998.

                                      C-2

(10)(d)                  Shareholder Servicing Agreement for Market Class Shares
                         incorporated by reference to Post-Effective Amendment No. 22, filed on August 27, 1998.
(10)(e)                  Shareholder Servicing Plan for Liquidity Class Shares
                         incorporated by reference to Post-Effective Amendment No. 22, filed on August 27, 1998.
(10)(f)                  Distribution Plan for Liquidity Class Shares incorporated by reference to Post-Effective Amendment No. 22, filed on August
                         27, 1998.
(10)(g)                  Distribution Plan for Market Class Shares incorporated by
                         reference to Post-Effective Amendment No. 22, filed on August
                         27, 1998.
(10)(h)                  Form of Brokerage Agreement, dated November 18, 1994, is
                         incorporated by reference to Post-Effective Amendment No. 22, filed on August 27, 1998.
(10)(i)                  Transfer Agency and Registrar Agreement with First Data
                         Investor Services Group, Inc., is incorporated by reference to
                         Post-Effective Amendment No. 22, filed on August 27, 1998.
(11)                     Opinion and Consent of Morrison & Foerster LLP, filed herewith.
(12)                     See Item 17(3) of this Part C.
(13)(a)                  Administration Agreement with Stephens Inc., dated May 1,
                         1994, is incorporated by reference to Post-Effective Amendment
                         No. 22, filed on August 27, 1998.
(13)(b)                  Co-Administration Agreement with The Boston Company
                         Advisors, Inc., dated May 1, 1994, is incorporated by
                         reference to Post-Effective Amendment No. 22, filed on
                         August 27, 1998.
(14)                     Consent of Independent Accountants-
                         PricewaterhouseCoopers LLP, to be filed in definitive
                         Rule 497 version.
(15)                     Not Applicable.
(16)                     Powers of Attorney, filed herewith.


                                      C-3

(17)(a)                  Plan entered into by Registrant pursuant to Rule 18f-3
                         under the Investment Company Act of 1940, dated April
                         12, 1995, is incorporated by reference to
                         Post-Effective Amendment No. 22, filed on August 27,
                         1998.
(17)(b)                  Form of Proxy Ballot, filed herewith.
17(c)(i)                 Prospectuses and Statements of Additional Information for
                         Primary A, Primary B, Investor A, Investor B, Investor
                         C, Daily and Marsico Shares of Nations Prime Fund and
                         Primary A, Primary B, Investor A, Investor B, Investor
                         C, and Daily Shares of Nations Treasury Fund, dated
                         August 1, 1998, as supplemented, are incorporated by
                         reference to Post-Effective Amendment No. 37 to the
                         Registration Statement, as filed on July 31, 1998.
17(c)(iii)               Prospectuses and Statements of Additional Information
                         for the Trust, Investor, Market, Daily and Marsico
                         Shares of Nations Cash Reserves and Trust, Investor,
                         Market, and Daily Shares of Nations Treasury Reserves
                         dated September 1, 1998, as supplemented, filed as part
                         of Post-Effective Amendment No. 22 to Reserves'
                         Registration Statement on Form N-1A filed on August 27,
                         1998.
17(c)(iv)                Annual Reports for Nations Prime Fund and Nations Treasury
                         Fund, dated March 31, 1999.
17(c)(v)                 Annual Reports for Nations Cash Reserves and Nations Treasury
                         Reserves, dated March 31, 1999.
17(c)(vi)             Prospectuses for the Primary A, Primary B, Investor A,
                      Investor B, Investor C, and Daily Shares of the Nations
                      Government Fund and Nations Tax-Exempt Fund, dated August
                      1, 1998, as supplemented, filed as part of Post-Effective
                      Amendment No. 57 to Nations' Registration Statement on
                      Form N-1A filed on July 31, 1998.
17(c)(vii)            Statement of Additional Information for the Primary A,
                      Primary B, Investor A, Investor B, Investor C, and Daily
                      Shares of the Nations Government Fund and Nations
                      Tax-Exempt Fund, dated August 1, 1998, as supplemented,
                      filed as part of Post-Effective Amendment No. 57 to
                      Nations' Registration Statement on Form N-1A filed on July
                      31, 1998.


                                      C-4

17(c)(viii)           Prospectuses for the Trust, Investor, Market, and Daily
                      Shares of the Nations Government Reserves and Nations
                      Municipal Reserves, dated September 1, 1998, as
                      supplemented, filed as part of Post-Effective Amendment
                      No. 22 to Reserves' Registration Statement on Form N-1A
                      filed on August 27, 1998.
17(c)(ix)             Statement of Additional Information for the Trust,
                      Investor, Market, and Daily Shares of the Nations
                      Government Reserves and Nations Municipal Reserves, dated
                      September 1, 1998, as supplemented, filed as part of
                      Post-Effective Amendment No. 22 to Reserves' Registration
                      Statement on
                      Form N-1A filed on August 27, 1998.
17(c)(x)              Annual Report for Nations Government Fund and Nations Tax-Exempt Fund,
                      dated March 31, 1999.
17(c)(xi)             Annual Report for the Nations Government Reserves and Nations Municipal
                      Reserves, dated March 31, 1999.


Item 17.   Undertakings.

           (1) Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

           (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

           (3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonable time after receipt of such opinion or ruling.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 28th day of April, 1999.

                               NATIONS INSTITUTIONAL RESERVES

                                           By:                  *
                                               -------------------------------
                                                    A. Max Walker
                                                    President and Chairman
                                                    of the Board of Trustees

                                           By:   /s/ Richard H. Blank, Jr.
                                               -------------------------------
                                                    Richard H. Blank, Jr.
                                                    *Attorney-in-Fact

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated:

       SIGNATURES                            TITLE                          DATE
       ----------                            -----                          ----
                *                       President and Chairman         April 28, 1999
-------------------------------         of the Board of Trustees
(A. Max Walker)                         (Principal Executive Officer)


 /s/ Richard H. Blank, Jr.              Treasurer and Secretary        April 28, 1999
-------------------------------         (Principal Financial and
(Richard H. Blank, Jr.)                 Accounting Officer)


                *                           Trustee                    April 28, 1999
-------------------------------
(Edmund L. Benson, III)

                *                           Trustee                    April 28, 1999
-------------------------------
(James Ermer)

                *                           Trustee                    April 28, 1999
-------------------------------
(William H. Grigg)

                *                           Trustee                    April 28, 1999
-------------------------------
(Thomas F. Keller)

                *                           Trustee                    April 28, 1999
-------------------------------
(Carl E. Mundy, Jr.)

                *                           Trustee                    April 28, 1999
-------------------------------
(Charles B. Walker)

                *                           Trustee                    April 28, 1999
-------------------------------
(Thomas S. Word)

                *                           Trustee                    April 28, 1999
-------------------------------
(James B. Sommers)

 /s/ Richard H. Blank, Jr.
-------------------------------
Richard H. Blank, Jr.
*Attorney-in-Fact

                         NATIONS INSTITUTIONAL RESERVES

                          FILE NOS. 33-33144; 811-6030


Exhibit Number                   Description
--------------                   -----------
Ex-99.11                         Opinion and Consent of Morrison & Foerster LLP
Ex-99.16                         Powers of Attorney
Ex-99.17                         Form of Proxy Ballot